UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2017
Schwab Bond Funds

Schwab Short-Term
Bond Market Fund™
(closed to new investors February 22, 2017)
Schwab Intermediate-Term
Bond Fund™
Schwab Total
Bond Market Fund™
(closed to new investors February 22, 2017)
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund
Schwab® U.S. Aggregate
Bond Index Fund
Schwab® Short-Term
Bond Index Fund

This page is intentionally left blank.

Seven ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2017
Schwab Short-Term Bond Market Fund (Ticker Symbol: SWBDX)	-0.56%
Bloomberg Barclays U.S. Government/Credit: 1-5 Years Index	-0.40%
Fund Category: Morningstar Short-Term Bond	0.27%
Performance Details	page 7

Schwab Intermediate-Term Bond Fund (Ticker Symbol: SWIIX)	-1.44%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	-1.25%
Fund Category: Morningstar Intermediate-Term Bond	-1.42%
Performance Details	page 8

Schwab Total Bond Market Fund (Ticker Symbol: SWLBX)	-2.38%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.19%
Fund Category: Morningstar Intermediate-Term Bond	-1.42%
Performance Details	page 9

Schwab GNMA Fund (Ticker Symbol: SWGSX)	-1.29%
Bloomberg Barclays GNMA Index	-1.13%
Fund Category: Morningstar Intermediate Government	-1.70%
Performance Details	page 10

Schwab ® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-0.70%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-0.58%
Fund Category: Morningstar Inflation Protected Bond	0.21%
Performance Details	page 11

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	0.22% [1]
Bloomberg Barclays U.S. Aggregate Bond Index	0.37% [1]
Fund Category: Morningstar Intermediate-Term Bond	0.32% [1]
Performance Details	page 12

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	0.02% [1]
Bloomberg Barclays U.S. Government/Credit: 1-5 Years Index	0.09% [1]
Fund Category: Morningstar Short-Term Bond	0.08% [1]
Performance Details	page 13

Minimum Initial Investment[2]	$ 100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Total returns shown are since the fund’s inception date of February 23, 2017.
[2]	Please see prospectus for further detail and eligibility requirements. There is no minimum initial investment for Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund. Effective March 1, 2017, the minimum initial investment required to invest in the Schwab Treasury Inflation Protected Securities Index Fund will be eliminated.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
We hope you are off to a healthy and productive start to 2017. At Charles Schwab Investment Management, we have been quite busy since our last communication, continuing to pursue more ways to help investors achieve their financial goals. Below I’ll share some exciting news regarding some of the changes we’ve made to bring down the costs of our index products. But first, let’s discuss the market environment that set the tone for the performance of the Schwab Bond Funds (the funds) during the six–month reporting period ended February 28, 2017.
Over the reporting period, many investors turned to stocks in hopes of higher gains stemming from potential tax reform and fewer regulations from the Trump administration, and U.S. stock markets hit record highs in response. With the Federal Reserve raising the federal funds rate in December, bonds took a back seat amid the rally in stocks and the specter of rising short-term interest rates. In this environment, five of the seven funds generated negative returns, with all returns in line with their underlying benchmarks over the six-month period.
Though bonds have lagged stock returns over the past six months, we continue to believe that bonds can have a place in an investor’s portfolio, playing a pivotal role in providing diversification and income generation. Over the long haul, we believe that investors should stay invested in a mix of stocks and bonds, and not drop out of either when they fall temporarily out of favor. Rather than trying to time the market’s moves, we believe investors are better

Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
From the President (continued)

“ Though bonds have lagged stock returns over the past six months, we continue to believe that bonds can have a place in an investor’s portfolio, playing a pivotal role in providing diversification and income generation. ”
off focusing on what they can control: what they invest in and how much they pay to invest. And we took some big steps to address both factors in recent months.
First, we expanded our index fund lineup to provide all investors with the opportunity to invest in two of the lowest-cost index bond funds with no investment minimums. The introduction of the Schwab U.S. Aggregate Bond Index Fund and the Schwab Short-Term Bond Index Fund (included in this book) represents an important step in expanding our fixed-income index product lineup, and both fund launches align with our overall belief in the important role of index funds in an investor’s portfolio.
Second, we instituted expense reductions across a number of our equity and fixed-income index fund offerings. This past October, we reduced expenses on five of our ETFs—including the Schwab U.S. Aggregate Bond ETF—to new lows. Then, in February, we announced plans to lower the expense ratios on several more of our market cap index products and on our Fundamental Index® ETFs. Those expense reductions went into effect on March 1, 2017, giving us among the lowest-cost market cap index mutual funds and ETFs available in the industry. Overall, these moves underscore our longtime commitment to offering a robust suite of low-cost investment options across fixed income and equity, mutual funds and ETFs. To learn more about these changes, please visit www.csimfunds.com/lowercosts.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

Over the six-month reporting period ended February 28, 2017, fixed-income markets generated negative returns amid rising interest rates and a rally in stocks and other risk assets. A new administration in the White House increased market expectations surrounding U.S. economic growth, and the Federal Reserve (Fed) raised short-term interest rates in December. In this environment, the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.19%, while the Bloomberg Barclays GNMA Index and the Bloomberg Barclays U.S. Government/Credit: 1-5 Years Index returned -1.13% and -0.40%, respectively. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) also turned in a negative performance and returned -0.58% for the reporting period.
The election of Donald Trump to the U.S. presidency brought with it a rally in U.S. stocks and climbing consumer sentiment, fueled by expectations of potential tax reform, reduced regulation, and infrastructure spending. Combined with generally solid U.S. economic measurements, including stronger-than-expected producer and consumer price readings and nonfarm payroll numbers, many investors believed that the successful implementation of these policies would result in accelerated economic growth and higher inflation. Anticipation of positive economic growth translated into a broader rise in long-term bond yields over the reporting period.
U.S. monetary policy remained fairly accommodative over the reporting period, though the Fed made progress in moving toward a more normalized short-term interest rate environment. After leaving the federal funds rate unchanged at meetings in both September and November, the Fed increased the federal funds rate by 25 basis points in December to target range of 0.50% to 0.75%, with expectations of several additional hikes in 2017. The Fed noted a strengthening labor market and rising inflation in its announcement of only the second interest rate increase in 10 years, and voiced optimism about the state of the U.S. economy as a whole. The U.S. dollar rose sharply soon after the Fed’s meeting concluded, and though U.S. stock markets initially fell, most stocks rebounded soon after. Short-term bond yields also rose after the Fed’s announcement, with the yield on the 2-year Treasury note increasing to approximately 1.29%, its highest level in about seven years. (After the end of the reporting period, the Fed raised short-term interest rates for the first time in 2017 at its March meeting.)
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. The European Central Bank announced a loosening of the restrictions of the types of bonds it can purchase, as well as plans to extend the bond purchase plan until at least December 2017. In Asia, the Bank of Japan maintained negative interest rates, and also introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal.
Over the past six months, market expectations for potential policy changes from the Trump administration contributed to rising yields while a rally in stocks decreased the overall appeal of fixed-income securities. Short-term yields climbed in response to the Fed’s interest rate hike in December. Longer-term yields, which are generally influenced by economic growth and inflation expectations, rose after the election of President Trump in anticipation of changes in key economic policies. Outside the U.S., bond yields remained low, with some international government-issued debt continuing to yield at or below 0.00%.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Garrett Herfkens, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. Herfkens worked at BlackRock, Inc. for six years, most recently as a vice president and member of the fixed income institutional index portfolio management team. He has worked in fixed-income asset management since 2006.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager. He has worked in the fixed-income securities industry since 1992.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund, Schwab Treasury Inflation Protected Securities Index Fund and Schwab Short-Term Bond Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Market Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term Bond Market Fund (11/5/91)	-0.56%	0.67%	0.96%	1.17%
Bloomberg Barclays U.S. Government/Credit: 1-5 Years Index	-0.40%	0.98%	1.27%	2.98%
Fund Category: Morningstar Short-Term Bond	0.27%	2.43%	1.31%	2.45%
Fund Expense Ratios[4]: Net 0.29%; Gross 0.62%

Yields1
30-Day SEC Yield[3]	1.38%
30-Day SEC Yield-No Waiver[5]	1.08%
12-Month Distribution Yield[3]	1.21%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type6

Weighted Average Maturity[7]	2.9 Yrs
Weighted Average Duration[7]	2.8 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.10%. For more information, see financial note 4 or refer to the prospectus supplement dated February 2, 2017.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Intermediate-Term Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Intermediate-Term Bond Fund (10/31/07)	-1.44%	0.64%	1.62%	3.90%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	-1.25%	0.89%	1.91%	3.80%
Fund Category: Morningstar Intermediate-Term Bond	-1.42%	3.06%	2.47%	3.88%
Fund Expense Ratios[5]: Net 0.46%; Gross 0.64%

Yields1
30-Day SEC Yield[3]	1.89%
30-Day SEC Yield-No Waiver[6]	1.72%
12-Month Distribution Yield[3]	2.64%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[9]	5.2 Yrs
Weighted Average Duration[9]	4.2 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.01% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.3% of net assets on February 28, 2017.
[9]	See Glossary for definitions of maturity and duration.
[10]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Total Bond Market Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Total Bond Market Fund (3/5/93)	-2.38%	1.07%	1.95%	2.66%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.19%	1.42%	2.24%	4.28%
Fund Category: Morningstar Intermediate-Term Bond	-1.42%	3.06%	2.47%	4.07%
Fund Expense Ratios[4]: Net 0.29%; Gross 0.54%

Yields1
30-Day SEC Yield[3]	2.18%
30-Day SEC Yield-No Waiver[5]	1.94%
12-Month Distribution Yield[3]	1.14%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type6

Weighted Average Maturity[8]	8.1 Yrs
Weighted Average Duration[8]	5.9 Yrs
By Credit Quality9

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.10%. For more information, see financial note 4 or refer to the prospectus supplement dated February 2, 2017.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 3.8% of net assets on February 28, 2017.
[8]	See Glossary for definitions of maturity and duration.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab GNMA Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab GNMA Fund (3/3/03)	-1.29%	-0.20%	1.51%	3.89%
Bloomberg Barclays GNMA Index	-1.13%	0.39%	1.81%	4.26%
Fund Category: Morningstar Intermediate Government	-1.70%	-0.28%	1.20%	3.46%
Fund Expense Ratios[5]: Net 0.56%; Gross 0.63%

Yields1
30-Day SEC Yield[3]	1.89%
30-Day SEC Yield-No Waiver[6]	1.82%
12-Month Distribution Yield[3]	2.32%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[9]	6.8 Yrs
Weighted Average Duration[9]	4.3 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.01% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 13.4% of net assets on February 28, 2017.
[9]	See Glossary for definitions of maturity and duration.
[10]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	-0.70%	3.10%	0.54%	3.78%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-0.58%	3.36%	0.77%	4.27%
Fund Category: Morningstar Inflation Protected Bond	0.21%	4.20%	0.24%	3.33%
Fund Expense Ratio[5]: 0.05%

Yields1
30-Day SEC Yield[3]	0.23%
30-Day SEC Yield-No Waiver[6]	-0.23%
12-Month Distribution Yield[3]	1.78%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[8]	8.4 Yrs
Weighted Average Duration[8]	7.7 Yrs
By Credit Quality9

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Effective March 1, 2017, the management fee was reduced to 0.05%. For more information, see financial note 4.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	See Glossary for definitions of maturity and duration.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	0.22% [3]
Bloomberg Barclays U.S. Aggregate Bond Index	0.37% [3]
Fund Category: Morningstar Intermediate-Term Bond	0.32% [3]
Fund Expense Ratio[4]: 0.04%

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type5

Weighted Average Maturity[7]	8.1 Yrs
Weighted Average Duration[7]	5.8 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Total returns shown are since the fund’s inception date of February 23, 2017.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.6% of net assets on February 28, 2017.
[7]	See Glossary for definitions of maturity and duration.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2
Fund and Inception Date	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	0.02% [3]
Bloomberg Barclays U.S. Government/Credit: 1-5 Years Index	0.09% [3]
Fund Category: Morningstar Short-Term Bond	0.08% [3]
Fund Expense Ratio[4]: 0.06%

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type5

Weighted Average Maturity[6]	2.9 Yrs
Weighted Average Duration[6]	2.8 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Total returns shown are since the fund’s inception date of February 23, 2017.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2016 and held through February 28, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/16	Ending Account Value (Net of Expenses) at 2/28/17	Expenses Paid During Period 9/1/16-2/28/17[2]
Schwab Short-Term Bond Market Fund
Actual Return	0.29%	$1,000.00	$ 994.40	$1.43
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45
Schwab Intermediate-Term Bond Fund
Actual Return	0.45%	$1,000.00	$ 985.60	$2.22
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26
Schwab Total Bond Market Fund
Actual Return	0.29%	$1,000.00	$ 976.20	$1.42
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45
Schwab GNMA Fund
Actual Return	0.55%	$1,000.00	$ 987.10	$2.71
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.19%	$1,000.00	$ 993.00	$0.94
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95
Schwab U.S. Aggregate Bond Index Fund[3,4]
Actual Return	0.04%	$1,000.00	$1,002.20	$0.01
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund[3,4]
Actual Return	0.06%	$1,000.00	$1,000.20	$0.01
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the advisory fee of the Schwab Treasury Inflation Protected Securities Index Fund was reduced to 0.05% and the fund was changed to a unitary fee structure. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during period under the actual return and hypothetical 5% return example would have been $0.25 and $0.25, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	The expense ratio provided for the fund is for the period from 2/23/17 (commencement of operations) through 2/28/17. See financial note 4.
[4]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 6 days of the period from commencement of operations on 2/23/17 through 2/28/17, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Market Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$9.37	$9.28	$9.29	$9.21	$9.33	$9.27
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.11 [1]	0.09 [1]	0.08	0.07	0.10
Net realized and unrealized gains (losses)	(0.11)	0.09	(0.01)	0.08	(0.12)	0.06
Total from investment operations	(0.05)	0.20	0.08	0.16	(0.05)	0.16
Less distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.09)	(0.08)	(0.07)	(0.10)
Net asset value at end of period	$9.26	$9.37	$9.28	$9.29	$9.21	$9.33
Total return	(0.56%) [2]	2.13%	0.89%	1.72%	(0.49%)	1.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.60% [3]	0.62%	0.61%	0.62%	0.61%	0.62%
Net investment income (loss)	1.25% [3]	1.14%	0.99%	0.85%	0.80%	1.07%
Portfolio turnover rate[4]	38% [2]	65%	63%	67%	77%	92%
Net assets, end of period (x 1,000,000)	$440	$445	$379	$438	$439	$443

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
Includes to-be-announced (TBA) transactions (if any). See financial note 2.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
27.3%	Corporates	119,968,802	120,325,908
59.2%	Treasuries	261,620,793	260,364,004
12.8%	Government Related	56,790,486	56,579,248
0.3%	Other Investment Company	1,220,875	1,220,875
99.6%	Total Investments	439,600,956	438,490,035
0.4%	Other Assets and Liabilities, Net		1,582,008
100.0%	Net Assets		440,072,043

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.3% of net assets

Financial Institutions 11.3%
Banking 9.2%
American Express Credit Corp.
2.60%, 09/14/20 (b)	690,000	698,242
2.25%, 05/05/21 (b)	300,000	298,089
Bank of America Corp.
6.88%, 04/25/18	500,000	529,001
2.60%, 01/15/19	700,000	709,220
2.25%, 04/21/20	500,000	501,087
2.63%, 10/19/20	550,000	554,581
2.63%, 04/19/21	500,000	500,896
5.00%, 05/13/21	1,000,000	1,089,609
Bank of America NA
2.05%, 12/07/18	500,000	503,424
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	505,676
Barclays PLC
2.00%, 03/16/18	250,000	250,441
2.75%, 11/08/19	300,000	302,755
BB&T Corp.
6.85%, 04/30/19	300,000	330,145
BNP Paribas S.A.
2.40%, 12/12/18	250,000	252,629
2.45%, 03/17/19	250,000	252,201
BPCE S.A.
2.25%, 01/27/20	700,000	697,309
Capital One Bank USA NA
2.40%, 09/05/19 (b)	500,000	503,590
Capital One NA
2.95%, 07/23/21 (b)	500,000	506,802
Citigroup, Inc.
2.55%, 04/08/19	200,000	202,367
2.40%, 02/18/20	300,000	300,970
2.65%, 10/26/20	750,000	755,473
2.70%, 03/30/21	500,000	501,567
Commonwealth Bank of Australia
2.25%, 03/13/19	250,000	251,638
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70%, 03/19/18	500,000	501,010
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,000,000	1,005,570
3.45%, 04/16/21	1,000,000	1,015,520
Discover Bank
3.10%, 06/04/20 (b)	250,000	254,741
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	505,678
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,161
HSBC Holdings PLC
3.40%, 03/08/21	500,000	512,816
2.95%, 05/25/21	300,000	302,591
HSBC USA, Inc.
2.38%, 11/13/19	300,000	301,069
2.75%, 08/07/20	500,000	505,639
JPMorgan Chase & Co.
1.63%, 05/15/18	500,000	500,694
2.25%, 01/23/20 (b)	500,000	502,827
2.55%, 10/29/20 (b)	500,000	504,490
2.40%, 06/07/21 (b)	500,000	498,063
4.50%, 01/24/22	1,000,000	1,082,257
KeyCorp
2.30%, 12/13/18 (b)	500,000	502,955
Lloyds Banking Group PLC
3.00%, 01/11/22	500,000	500,796
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	252,792
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,200,000	1,213,614
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,368
Morgan Stanley
7.30%, 05/13/19	1,000,000	1,111,023
2.65%, 01/27/20	400,000	404,826
2.80%, 06/16/20	600,000	609,182
5.75%, 01/25/21	700,000	781,260
PNC Bank NA
2.20%, 01/28/19 (b)	500,000	504,622
2.45%, 11/05/20 (b)	750,000	756,432
Rabobank Nederland NY
2.50%, 01/19/21	250,000	250,183
Regions Bank
2.25%, 09/14/18 (b)	300,000	301,079
Royal Bank of Canada
2.15%, 03/15/19	750,000	755,692
2.50%, 01/19/21	250,000	252,367
Santander UK PLC
3.05%, 08/23/18	150,000	152,665
2.35%, 09/10/19	250,000	251,507

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Street Corp.
2.55%, 08/18/20	300,000	304,798
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	250,000	252,038
2.05%, 01/18/19	250,000	250,393
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	1,000,000	1,010,440
2.44%, 10/19/21	500,000	493,564
Svenska Handelsbanken AB
1.63%, 03/21/18	250,000	250,122
2.40%, 10/01/20	150,000	149,961
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	508,128
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	200,000	202,214
3.55%, 09/23/21 (b)	500,000	522,466
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	249,911
2.05%, 06/05/19	200,000	200,932
The Bear Stearns Cos. LLC
4.65%, 07/02/18	1,000,000	1,037,363
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	700,000	733,495
5.38%, 03/15/20	700,000	760,336
2.60%, 04/23/20 (b)	500,000	503,862
2.75%, 09/15/20 (b)	800,000	807,958
The Toronto-Dominion Bank
1.75%, 07/23/18	250,000	250,852
2.63%, 09/10/18	500,000	507,706
2.13%, 07/02/19	250,000	251,754
UBS AG
1.80%, 03/26/18	300,000	300,678
2.35%, 03/26/20	500,000	500,958
US Bank NA
1.40%, 04/26/19 (b)	500,000	496,386
Wells Fargo & Co.
2.60%, 07/22/20	200,000	202,576
2.50%, 03/04/21	300,000	300,650
2.10%, 07/26/21	500,000	490,231
Wells Fargo Bank NA
1.75%, 05/24/19	100,000	99,925
Westpac Banking Corp.
2.25%, 01/17/19	400,000	402,639
2.60%, 11/23/20	250,000	251,782
		40,339,319
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19	100,000	108,851
Jefferies Group LLC
5.13%, 04/13/18	150,000	155,175
Nomura Holdings, Inc.
2.75%, 03/19/19	500,000	506,173
		770,199
Finance Companies 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	517,095
3.95%, 02/01/22 (b)	150,000	155,607
Air Lease Corp.
3.38%, 01/15/19 (b)	500,000	511,603
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	500,000	504,424
International Lease Finance Corp.
4.63%, 04/15/21	500,000	532,840
		2,221,569
Insurance 0.9%
Aetna, Inc.
3.95%, 09/01/20	225,000	237,233
2.40%, 06/15/21 (b)	500,000	505,995
Aflac, Inc.
2.40%, 03/16/20	400,000	405,222
American International Group, Inc.
2.30%, 07/16/19 (b)	300,000	301,739
Assurant, Inc.
2.50%, 03/15/18	150,000	151,609
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	505,607
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	200,000	201,010
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	251,088
MetLife, Inc.
6.82%, 08/15/18	200,000	214,594
Prudential Financial, Inc.
5.38%, 06/21/20	550,000	602,857
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	97,250
UnitedHealth Group, Inc.
1.70%, 02/15/19	350,000	350,655
2.70%, 07/15/20	250,000	255,842
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	84,500
		4,165,201
REITs 0.5%
Boston Properties LP
3.70%, 11/15/18 (b)	250,000	257,309
ProLogis LP
2.75%, 02/15/19 (b)	450,000	456,913
Simon Property Group LP
2.50%, 09/01/20 (b)	500,000	504,599
Ventas Realty LP
4.25%, 03/01/22 (b)	500,000	528,749
Welltower, Inc.
4.13%, 04/01/19 (b)	350,000	363,489
		2,111,059
		49,607,347

Industrial 14.7%
Basic Industry 0.6%
Agrium, Inc.
6.75%, 01/15/19	250,000	269,577
Barrick North America Finance LLC
4.40%, 05/30/21	121,000	130,165
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	304,625
Goldcorp, Inc.
2.13%, 03/15/18	100,000	100,412

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	317,404
Nucor Corp.
5.85%, 06/01/18	100,000	104,998
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	100,000	108,750
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	200,000	210,441
Rock-Tenn Co.
4.45%, 03/01/19	200,000	209,306
The Dow Chemical Co.
4.25%, 11/15/20 (b)	500,000	532,845
Vale Overseas Ltd.
5.88%, 06/10/21	200,000	217,190
4.38%, 01/11/22	200,000	207,400
		2,713,113
Capital Goods 1.5%
3M Co.
1.63%, 06/15/19	250,000	251,461
Boeing Capital Corp.
2.90%, 08/15/18 (b)	250,000	255,101
4.70%, 10/27/19	400,000	432,289
Caterpillar, Inc.
3.90%, 05/27/21	700,000	748,567
Eaton Corp.
5.60%, 05/15/18	300,000	313,906
Fortive Corp.
2.35%, 06/15/21 (b)(c)	200,000	198,137
General Electric Capital Corp.
5.50%, 01/08/20	500,000	551,057
2.20%, 01/09/20 (b)	250,000	253,315
4.38%, 09/16/20	250,000	269,837
General Electric Co.
5.55%, 05/04/20	750,000	835,549
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	100,677
John Deere Capital Corp.
1.95%, 12/13/18	250,000	251,688
2.45%, 09/11/20	100,000	101,106
L3 Technologies, Inc.
4.75%, 07/15/20	250,000	268,244
Lockheed Martin Corp.
1.85%, 11/23/18	150,000	150,630
3.35%, 09/15/21	350,000	362,833
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,586
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	250,000	251,086
Stanley Black & Decker, Inc.
2.45%, 11/17/18	250,000	252,966
United Technologies Corp.
1.50%, 11/01/19	250,000	248,891
1.95%, 11/01/21 (b)	250,000	246,008
Waste Management, Inc.
6.10%, 03/15/18	150,000	157,037
		6,700,971
Communications 1.8%
American Tower Corp.
3.40%, 02/15/19	350,000	358,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
2.38%, 11/27/18	150,000	151,447
5.20%, 03/15/20	250,000	270,635
2.45%, 06/23/20 (b)	300,000	300,964
4.60%, 02/15/21 (b)	300,000	319,326
3.88%, 08/15/21	250,000	260,318
British Telecommunications PLC
2.35%, 02/14/19	200,000	201,557
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	400,000	411,728
Crown Castle International Corp.
4.88%, 04/15/22	250,000	270,758
Discovery Communications LLC
5.63%, 08/15/19	300,000	324,596
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	311,963
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	209,808
Historic TW, Inc.
6.88%, 06/15/18	500,000	533,493
NBCUniversal Media LLC
4.38%, 04/01/21	178,000	192,043
Orange S.A.
2.75%, 02/06/19	200,000	202,614
Telefonica Emisiones S.A.U.
3.19%, 04/27/18	250,000	253,571
The Walt Disney Co.
2.15%, 09/17/20	500,000	504,269
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	533,881
Time Warner, Inc.
2.10%, 06/01/19	200,000	200,801
Verizon Communications, Inc.
3.65%, 09/14/18	500,000	515,219
2.55%, 06/19/19	200,000	203,689
4.50%, 09/15/20	400,000	427,195
3.50%, 11/01/21	350,000	360,706
Viacom, Inc.
4.50%, 03/01/21	500,000	524,309
Vodafone Group PLC
4.63%, 07/15/18	250,000	258,936
		8,102,111
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	250,000	252,071
Amazon.com, Inc.
2.60%, 12/05/19 (b)	200,000	204,442
American Honda Finance Corp.
1.60%, 07/13/18	250,000	250,868
2.45%, 09/24/20	250,000	253,084
AutoZone, Inc.
1.63%, 04/21/19	100,000	99,304
CVS Health Corp.
1.90%, 07/20/18	250,000	251,170
2.25%, 08/12/19 (b)	400,000	403,143
2.13%, 06/01/21 (b)	550,000	540,506
Ford Motor Credit Co., LLC
5.00%, 05/15/18	500,000	518,912
2.46%, 03/27/20	250,000	249,191
5.75%, 02/01/21	375,000	415,215

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Financial Co., Inc.
3.25%, 05/15/18	250,000	254,292
6.75%, 06/01/18	500,000	530,045
3.20%, 07/13/20 (b)	300,000	306,144
3.20%, 07/06/21 (b)	500,000	506,398
Lowe's Cos., Inc.
1.15%, 04/15/19	100,000	98,999
Marriott International, Inc.
6.75%, 05/15/18	150,000	158,807
2.88%, 03/01/21 (b)	100,000	101,185
McDonald's Corp.
2.75%, 12/09/20 (b)	400,000	407,366
QVC, Inc.
3.13%, 04/01/19	100,000	101,344
Starbucks Corp.
2.00%, 12/05/18 (b)	150,000	151,489
Target Corp.
2.30%, 06/26/19	500,000	507,835
The Home Depot, Inc.
3.95%, 09/15/20 (b)	200,000	212,955
2.00%, 04/01/21 (b)	250,000	249,467
Toyota Motor Credit Corp.
2.10%, 01/17/19	500,000	505,144
1.90%, 04/08/21	400,000	394,544
Visa, Inc.
2.20%, 12/14/20 (b)	550,000	554,805
Wal-Mart Stores, Inc.
1.13%, 04/11/18	150,000	149,890
3.63%, 07/08/20	200,000	211,561
3.25%, 10/25/20	200,000	209,643
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	200,000	203,095
2.60%, 06/01/21 (b)	200,000	200,023
		9,452,937
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.90%, 11/30/21 (b)	700,000	704,024
AbbVie, Inc.
1.80%, 05/14/18	250,000	250,632
Actavis Funding SCS
2.35%, 03/12/18	250,000	251,881
3.00%, 03/12/20 (b)	500,000	509,663
Altria Group, Inc.
2.63%, 01/14/20 (b)	250,000	253,815
Amgen, Inc.
2.13%, 05/01/20 (b)	250,000	250,153
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	200,000	200,753
2.15%, 02/01/19	500,000	504,776
2.65%, 02/01/21 (b)	950,000	961,473
AstraZeneca PLC
1.75%, 11/16/18	200,000	200,544
2.38%, 11/16/20	250,000	250,612
Baxalta, Inc.
2.00%, 06/22/18	250,000	250,761
Becton Dickinson & Co.
3.25%, 11/12/20	300,000	309,678
Biogen, Inc.
2.90%, 09/15/20	700,000	713,646
Bristol-Myers Squibb Co.
1.60%, 02/27/19	350,000	350,042
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
2.40%, 11/15/19	250,000	252,413
Celgene Corp.
2.88%, 08/15/20	500,000	508,210
Colgate-Palmolive Co.
2.95%, 11/01/20	100,000	103,471
Covidien International Finance S.A.
4.20%, 06/15/20	200,000	212,675
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	250,000	253,319
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	250,000	255,228
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	251,335
2.05%, 04/01/19	300,000	301,486
2.55%, 09/01/20	500,000	505,358
Johnson & Johnson
5.15%, 07/15/18	250,000	263,428
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	302,195
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	450,000	455,318
McKesson Corp.
2.28%, 03/15/19	200,000	201,184
Medtronic, Inc.
1.38%, 04/01/18	200,000	200,023
2.50%, 03/15/20	500,000	507,842
Merck & Co., Inc.
1.30%, 05/18/18	350,000	349,980
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	244,856
Mylan N.V.
3.75%, 12/15/20 (b)	250,000	255,735
Mylan, Inc.
2.55%, 03/28/19	250,000	250,606
Newell Brands, Inc.
2.60%, 03/29/19	700,000	710,802
Novartis Securities Investment Ltd.
5.13%, 02/10/19	300,000	320,227
PepsiCo, Inc.
4.50%, 01/15/20	200,000	215,016
1.85%, 04/30/20 (b)	250,000	249,707
1.70%, 10/06/21 (b)	200,000	195,154
Pfizer, Inc.
2.10%, 05/15/19	600,000	606,809
Philip Morris International, Inc.
5.65%, 05/16/18	250,000	262,490
Quest Diagnostics, Inc.
2.50%, 03/30/20 (b)	300,000	301,767
Reynolds American, Inc.
2.30%, 06/12/18	550,000	554,019
Sanofi
1.25%, 04/10/18	100,000	99,994
St Jude Medical, Inc.
2.80%, 09/15/20 (b)	250,000	251,820
Sysco Corp.
1.90%, 04/01/19	150,000	150,444
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	500,000	496,931
The Coca-Cola Co.
1.88%, 10/27/20	200,000	200,199
3.30%, 09/01/21	500,000	524,338

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The JM Smucker Co.
2.50%, 03/15/20	250,000	253,337
The Kroger Co.
2.00%, 01/15/19	100,000	100,337
2.30%, 01/15/19 (b)	100,000	100,809
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	304,067
Unilever Capital Corp.
4.80%, 02/15/19	100,000	106,177
		17,641,559
Energy 2.1%
Anadarko Petroleum Corp.
8.70%, 03/15/19	150,000	169,812
Apache Corp.
3.63%, 02/01/21 (b)	200,000	206,608
BP Capital Markets PLC
1.38%, 05/10/18	600,000	598,946
1.68%, 05/03/19	100,000	99,635
Chevron Corp.
2.19%, 11/15/19 (b)	500,000	505,869
2.42%, 11/17/20 (b)	250,000	252,732
ConocoPhillips
5.20%, 05/15/18	300,000	312,765
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	400,000	422,192
Energy Transfer Partners LP
2.50%, 06/15/18	226,000	227,654
4.15%, 10/01/20 (b)	750,000	781,711
Enterprise Products Operating LLC
2.85%, 04/15/21 (b)	250,000	253,451
EOG Resources, Inc.
2.45%, 04/01/20 (b)	250,000	252,221
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	501,643
Halliburton Co.
6.15%, 09/15/19	150,000	165,711
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	300,000	303,403
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	532,339
Marathon Oil Corp.
2.70%, 06/01/20 (b)	300,000	300,217
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	400,000	425,796
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	250,679
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (b)	500,000	539,397
Shell International Finance BV
1.90%, 08/10/18	250,000	251,648
1.63%, 11/10/18	250,000	250,256
4.30%, 09/22/19	400,000	424,005
1.75%, 09/12/21	200,000	195,016
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	527,188
Total Capital International S.A.
2.10%, 06/19/19	350,000	352,481
Valero Energy Corp.
9.38%, 03/15/19	200,000	229,135
		9,332,510
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial Other 0.1%
Princeton University
4.95%, 03/01/19	200,000	213,395
Technology 2.1%
Apple, Inc.
1.00%, 05/03/18	300,000	299,135
2.00%, 05/06/20	500,000	502,129
2.25%, 02/23/21 (b)	500,000	502,337
Baidu, Inc.
3.25%, 08/06/18	200,000	203,370
Cisco Systems, Inc.
1.65%, 06/15/18	350,000	351,477
2.45%, 06/15/20	250,000	254,446
1.85%, 09/20/21 (b)	200,000	196,398
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	550,000	562,739
4.42%, 06/15/21 (b)(c)	500,000	524,825
Fidelity National Information Services, Inc.
2.85%, 10/15/18	250,000	254,128
Fiserv, Inc.
4.75%, 06/15/21	100,000	108,015
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	250,000	253,434
3.60%, 10/15/20 (b)	700,000	718,990
Intel Corp.
2.45%, 07/29/20	200,000	203,702
International Business Machines Corp.
1.63%, 05/15/20	500,000	495,789
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	504,996
Microsoft Corp.
1.30%, 11/03/18	250,000	250,119
2.00%, 11/03/20 (b)	400,000	402,114
NVIDIA Corp.
2.20%, 09/16/21 (b)	500,000	491,371
Oracle Corp.
1.90%, 09/15/21 (b)	500,000	491,543
QUALCOMM, Inc.
1.40%, 05/18/18	200,000	199,790
Seagate HDD Cayman
4.25%, 03/01/22 (b)(c)	700,000	693,139
Texas Instruments, Inc.
2.75%, 03/12/21 (b)	700,000	714,837
Xerox Corp.
2.75%, 09/01/20	100,000	99,167
		9,277,990
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	312,942
FedEx Corp.
2.30%, 02/01/20	250,000	252,510
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,238
Southwest Airlines Co.
2.75%, 11/06/19 (b)	200,000	203,639

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	251,593
		1,323,922
		64,758,508

Utility 1.3%
Electric 1.2%
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	100,420
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (b)	200,000	200,714
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	504,064
Consumers Energy Co.
5.65%, 04/15/20	100,000	110,438
Dominion Resources, Inc.
2.50%, 12/01/19 (b)	300,000	303,515
2.00%, 08/15/21 (b)	200,000	195,288
DTE Energy Co.
1.50%, 10/01/19	250,000	246,275
Duke Energy Corp.
1.80%, 09/01/21 (b)	500,000	484,501
Duke Energy Florida LLC
1.85%, 01/15/20	250,000	250,256
Eversource Energy
1.45%, 05/01/18 (b)	100,000	99,739
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	303,791
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	200,000	200,007
2.35%, 06/15/20 (b)	200,000	199,998
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	304,926
PG&E Corp.
2.40%, 03/01/19 (b)	250,000	251,952
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	100,048
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (b)	250,000	242,265
Sempra Energy
2.40%, 03/15/20 (b)	250,000	250,763
The Southern Co.
1.55%, 07/01/18	500,000	498,733
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	300,053
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	250,000	250,000
		5,397,746
Natural Gas 0.1%
AGL Capital Corp.
5.25%, 08/15/19	200,000	213,448
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	150,612
Sempra Energy
1.63%, 10/07/19	200,000	198,247
		562,307
		5,960,053
Total Corporates
(Cost $119,968,802)		120,325,908
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 59.2% of net assets
Bonds
8.50%, 02/15/20	250,000	300,972
Notes
0.75%, 03/31/18	1,000,000	997,676
0.88%, 03/31/18	2,500,000	2,497,607
0.75%, 04/15/18	2,150,000	2,144,625
0.63%, 04/30/18	3,000,000	2,987,343
0.75%, 04/30/18	3,000,000	2,991,681
2.63%, 04/30/18	1,650,000	1,681,228
3.88%, 05/15/18	700,000	724,596
0.88%, 05/31/18	2,250,000	2,246,749
1.00%, 05/31/18	2,000,000	2,000,156
1.13%, 06/15/18	2,150,000	2,153,317
1.38%, 06/30/18	2,250,000	2,260,458
0.75%, 07/31/18	1,500,000	1,493,643
1.00%, 08/15/18	2,500,000	2,497,852
4.00%, 08/15/18	2,200,000	2,294,316
1.50%, 08/31/18	4,000,000	4,024,844
1.00%, 09/15/18	500,000	499,278
0.75%, 09/30/18	2,500,000	2,486,327
1.38%, 09/30/18	1,000,000	1,004,238
0.88%, 10/15/18	3,150,000	3,138,002
0.75%, 10/31/18	1,850,000	1,838,149
1.25%, 10/31/18	3,000,000	3,005,565
1.75%, 10/31/18	1,500,000	1,515,410
1.25%, 11/15/18	1,500,000	1,502,666
3.75%, 11/15/18	1,750,000	1,827,553
1.00%, 11/30/18	2,500,000	2,493,700
1.25%, 11/30/18	2,000,000	2,003,242
1.38%, 11/30/18	1,000,000	1,003,906
1.25%, 12/15/18	2,000,000	2,002,852
1.38%, 12/31/18	1,000,000	1,003,438
1.50%, 12/31/18	1,750,000	1,760,185
1.13%, 01/15/19	2,500,000	2,496,875
1.13%, 01/31/19	2,650,000	2,646,118
1.25%, 01/31/19	700,000	700,684
1.50%, 01/31/19	2,250,000	2,262,481
1.38%, 02/28/19	2,000,000	2,005,938
1.50%, 02/28/19	2,500,000	2,513,575
1.00%, 03/15/19	4,650,000	4,628,019
1.63%, 03/31/19	2,500,000	2,519,335
0.88%, 04/15/19	5,000,000	4,960,060
1.63%, 04/30/19	3,500,000	3,526,659
0.88%, 05/15/19	2,750,000	2,725,830
1.50%, 05/31/19	6,250,000	6,279,662
0.88%, 06/15/19	3,000,000	2,970,879
1.63%, 06/30/19	2,250,000	2,265,689
0.75%, 07/15/19	1,000,000	986,699
0.88%, 07/31/19	2,000,000	1,978,438
1.63%, 08/31/19	3,000,000	3,019,806
0.88%, 09/15/19	3,000,000	2,963,322
1.00%, 09/30/19	3,000,000	2,971,758
1.75%, 09/30/19	3,000,000	3,028,710
1.25%, 10/31/19	1,000,000	996,211
1.50%, 10/31/19	1,300,000	1,303,327
3.38%, 11/15/19	850,000	894,775
1.00%, 11/30/19	500,000	494,473
1.50%, 11/30/19	3,000,000	3,005,859
1.63%, 12/31/19	2,000,000	2,009,882
1.25%, 01/31/20	2,550,000	2,534,759
1.38%, 01/31/20	2,500,000	2,494,042
3.63%, 02/15/20	5,250,000	5,577,920
1.38%, 02/29/20	2,300,000	2,292,093
1.38%, 03/31/20	3,000,000	2,987,814
1.13%, 04/30/20	750,000	740,713

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 04/30/20	3,500,000	3,482,636
3.50%, 05/15/20	3,250,000	3,447,983
1.38%, 05/31/20	3,000,000	2,982,540
1.50%, 05/31/20	5,400,000	5,389,454
1.63%, 06/30/20	2,500,000	2,503,710
1.38%, 08/31/20	2,100,000	2,082,404
2.13%, 08/31/20	7,000,000	7,120,449
1.38%, 09/30/20	2,300,000	2,278,033
1.38%, 10/31/20	3,000,000	2,969,004
2.63%, 11/15/20	2,000,000	2,068,672
1.63%, 11/30/20	2,700,000	2,693,830
2.00%, 11/30/20	3,000,000	3,034,335
1.75%, 12/31/20	3,000,000	3,004,278
2.38%, 12/31/20	3,500,000	3,588,046
3.63%, 02/15/21	1,450,000	1,556,257
1.13%, 02/28/21	7,600,000	7,417,570
2.00%, 02/28/21	1,700,000	1,717,530
1.25%, 03/31/21	2,000,000	1,959,492
2.25%, 03/31/21	1,850,000	1,885,916
1.38%, 04/30/21	3,000,000	2,951,427
2.25%, 04/30/21	850,000	866,402
1.38%, 05/31/21	2,500,000	2,456,787
1.13%, 06/30/21	2,500,000	2,428,468
1.13%, 07/31/21	6,000,000	5,820,588
2.25%, 07/31/21	1,950,000	1,984,657
2.13%, 08/15/21	2,480,000	2,510,226
1.13%, 08/31/21	5,650,000	5,476,856
1.13%, 09/30/21	5,300,000	5,129,616
1.25%, 10/31/21	2,200,000	2,139,586
2.00%, 10/31/21	1,550,000	1,559,021
2.00%, 11/15/21	2,950,000	2,967,343
1.75%, 11/30/21	2,100,000	2,088,927
1.88%, 11/30/21	1,800,000	1,800,247
2.00%, 12/31/21	2,850,000	2,865,253
2.13%, 12/31/21	2,000,000	2,021,796
1.50%, 01/31/22	2,250,000	2,208,427
1.88%, 01/31/22	2,350,000	2,348,531
2.00%, 02/15/22	2,000,000	2,009,688
1.75%, 02/28/22	2,000,000	1,984,414
1.88%, 02/28/22	2,400,000	2,399,626
Total Treasuries
(Cost $261,620,793)		260,364,004

Government Related 12.8% of net assets

Agency 7.6%
Foreign 2.8%
Austria 0.2%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	992,532
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	500,000	499,839
Colombia 0.1%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	258,437
Germany 1.6%
Kreditanstalt Fuer Wiederaufbau
4.50%, 07/16/18 (d)	800,000	834,579
1.13%, 08/06/18 (d)	300,000	299,228
1.13%, 11/16/18 (d)	300,000	298,757
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 04/01/19 (d)	1,000,000	1,007,366
1.88%, 06/30/20 (d)	500,000	500,455
1.88%, 11/30/20 (d)	1,300,000	1,296,851
1.63%, 03/15/21 (d)	400,000	394,335
1.50%, 06/15/21 (d)	250,000	244,323
2.38%, 08/25/21 (d)	700,000	709,191
2.63%, 01/25/22 (d)	1,000,000	1,022,037
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	250,000	252,079
1.38%, 10/23/19 (d)	250,000	248,298
		7,107,499
Japan 0.2%
Japan Finance Corp.
1.75%, 11/13/18	100,000	99,950
2.13%, 02/07/19	450,000	451,977
1.75%, 05/28/20	250,000	245,877
		797,804
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/18/18	250,000	254,850
5.50%, 02/04/19	200,000	210,200
5.50%, 01/21/21	700,000	740,600
		1,205,650
Norway 0.1%
Statoil ASA
5.25%, 04/15/19	300,000	321,243
2.90%, 11/08/20	200,000	204,979
		526,222
Republic of Korea 0.1%
Export-Import Bank of Korea
2.50%, 05/10/21	300,000	298,473
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	450,000	448,911
1.25%, 04/12/19	200,000	198,462
		647,373
		12,333,829
U.S. 4.8%
Fannie Mae
1.13%, 10/19/18	900,000	899,360
1.00%, 01/25/19	1,500,000	1,492,146
1.75%, 06/20/19	1,000,000	1,008,769
1.25%, 07/26/19 (b)	500,000	497,943
1.75%, 09/12/19	1,250,000	1,260,555
1.75%, 11/26/19	1,300,000	1,309,428
1.65%, 01/27/20 (b)	1,500,000	1,496,810
1.25%, 08/17/21	500,000	486,147
Federal Farm Credit Bank
1.15%, 02/22/19 (b)	480,000	478,299
Federal Home Loan Bank
0.88%, 03/19/18	2,500,000	2,497,705
2.00%, 09/14/18	995,000	1,008,006
1.63%, 06/14/19	400,000	402,354
1.75%, 03/12/21	2,000,000	1,998,634
Freddie Mac
0.88%, 03/07/18	1,000,000	999,180
1.05%, 04/11/18	1,750,000	1,750,677

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.10%, 09/13/18 (b)	1,000,000	997,771
0.88%, 10/12/18	1,250,000	1,244,271
1.75%, 05/30/19	1,500,000	1,513,311
		21,341,366
		33,675,195

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	300,000	298,978
Province of New Brunswick
2.75%, 06/15/18	100,000	101,644
Province of Ontario
2.00%, 01/30/19	250,000	251,774
4.40%, 04/14/20	500,000	536,085
Province of Quebec
4.63%, 05/14/18	250,000	259,506
2.38%, 01/31/22	250,000	250,920
		1,698,907
		1,698,907
U.S. 0.1%
California
GO Bonds Series 2010
6.20%, 03/01/19	250,000	273,430
Illinois
GO Bonds Series 2011
5.67%, 03/01/18	150,000	154,872
		428,302
		2,127,209

Sovereign 0.8%
Canada 0.1%
Canada Government International Bond
1.13%, 03/19/18	250,000	250,190
Colombia 0.1%
Republic of Colombia
11.75%, 02/25/20	250,000	318,125
Hungary 0.2%
Hungary Government International Bond
6.25%, 01/29/20	250,000	275,506
6.38%, 03/29/21	700,000	786,223
		1,061,729
Mexico 0.2%
United Mexican States
5.95%, 03/19/19	350,000	380,362
5.13%, 01/15/20	400,000	434,000
		814,362
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	200,000	217,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.1%
Republic of the Philippines
8.38%, 06/17/19	100,000	115,372
4.00%, 01/15/21	200,000	213,646
		329,018
Poland 0.1%
Republic of Poland
6.38%, 07/15/19	350,000	386,671
		3,377,095

Supranational* 3.9%
African Development Bank
1.63%, 10/02/18	350,000	351,499
1.38%, 02/12/20	200,000	198,091
1.25%, 07/26/21	250,000	241,216
Asian Development Bank
1.75%, 09/11/18	450,000	453,009
1.88%, 04/12/19	250,000	252,271
1.50%, 01/22/20	550,000	547,589
1.63%, 03/16/21	300,000	296,339
Council Of Europe Development Bank
1.13%, 05/31/18	550,000	548,384
European Bank for Reconstruction & Development
1.63%, 11/15/18	250,000	250,926
1.75%, 11/26/19	200,000	200,359
1.50%, 03/16/20	250,000	248,212
European Investment Bank
1.25%, 05/15/18	500,000	499,922
1.00%, 06/15/18	1,000,000	996,209
1.13%, 08/15/18	600,000	598,162
1.63%, 12/18/18	400,000	401,238
1.88%, 03/15/19	1,000,000	1,006,903
1.63%, 03/16/20	1,000,000	992,718
1.38%, 06/15/20	500,000	490,897
2.50%, 04/15/21	450,000	457,277
2.13%, 10/15/21	1,000,000	998,032
Inter-American Development Bank
0.88%, 03/15/18	500,000	498,303
1.75%, 10/15/19	500,000	501,754
1.38%, 07/15/20	250,000	246,565
1.88%, 03/15/21	550,000	548,383
International Bank for Reconstruction & Development
1.38%, 04/10/18	500,000	500,796
1.00%, 10/05/18	700,000	696,310
1.88%, 03/15/19	950,000	957,837
1.88%, 10/07/19	550,000	554,082
1.63%, 03/09/21	250,000	246,737
1.38%, 05/24/21	500,000	488,039
2.00%, 01/26/22	800,000	798,043
International Finance Corp.
1.75%, 09/04/18	200,000	201,293
1.75%, 09/16/19	250,000	251,295
1.13%, 07/20/21	450,000	433,078
Nordic Investment Bank
1.13%, 03/19/18	200,000	199,786
1.13%, 02/25/19	250,000	248,195
		17,399,749
Total Government Related
(Cost $56,790,486)		56,579,248

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Schwab Short-Term Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)	1,220,875	1,220,875
Total Other Investment Company
(Cost $1,220,875)		1,220,875

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $439,617,433 and the unrealized appreciation and depreciation were $1,059,400 and ($2,186,798), respectively, with a net unrealized depreciation of ($1,127,398).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,978,840 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO —	General obligation

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$120,325,908	$—	$120,325,908
Treasuries	—	260,364,004	—	260,364,004
Government Related[1]	—	56,579,248	—	56,579,248
Other Investment Company[1]	1,220,875	—	—	1,220,875
Total	$1,220,875	$437,269,160	$—	$438,490,035
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Market Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $439,600,956)		$438,490,035
Receivables:
Investments sold		18,837,452
Interest		2,140,786
Fund shares sold		188,134
Dividends		432
Prepaid expenses	+	22,086
Total assets		459,678,925
Liabilities
Payables:
Investments bought		11,079,498
Shareholder service fees		91,004
Due to custodian		8,053,501
Fund shares redeemed		216,889
Distributions to shareholders		111,045
Accrued expenses	+	54,945
Total liabilities		19,606,882
Net Assets
Total assets		459,678,925
Total liabilities	–	19,606,882
Net assets		$440,072,043
Net Assets by Source
Capital received from investors		487,363,789
Net realized capital losses		(46,180,825)
Net unrealized capital depreciation		(1,110,921)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$440,072,043		47,538,191		$9.26

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Market Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$3,494,408
Dividends	+	2,992
Total investment income		3,497,400
Expenses
Investment adviser and administrator fees		682,410
Shareholder service fees		561,779
Portfolio accounting fees		48,129
Professional fees		25,148
Registration fees		22,276
Shareholder reports		14,874
Independent trustees' fees		6,702
Custodian fees		5,088
Transfer agent fees		3,511
Other expenses	+	4,035
Total expenses		1,373,952
Expense reduction by CSIM and its affiliates	–	714,284
Net expenses	–	659,668
Net investment income		2,837,732
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(46,417)
Net change in unrealized appreciation (depreciation) on investments	+	(5,111,020)
Net realized and unrealized losses		(5,157,437)
Decrease in net assets resulting from operations		($2,319,705)

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Market Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$2,837,732	$4,689,164
Net realized gains (losses)		(46,417)	475,816
Net change in unrealized appreciation (depreciation)	+	(5,111,020)	3,351,684
Increase (decrease) in net assets from operations		(2,319,705)	8,516,664
Distributions to Shareholders
Distributions from net investment income		($2,837,732)	($4,689,164)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,215,791	$122,454,804	23,519,740	$219,043,178
Shares reinvested		241,878	2,244,989	412,625	3,849,469
Shares redeemed	+	(13,402,144)	(124,240,342)	(17,299,909)	(161,140,045)
Net transactions in fund shares		55,525	$459,451	6,632,456	$61,752,602
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,482,666	$444,770,029	40,850,210	$379,189,927
Total increase (decrease)	+	55,525	(4,697,986)	6,632,456	65,580,102
End of period		47,538,191	$440,072,043	47,482,666	$444,770,029

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$10.36	$10.19	$10.25	$10.06	$10.61	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.08 [1]	0.17 [1]	0.17 [1]	0.18	0.15	0.17
Net realized and unrealized gains (losses)	(0.23)	0.21	(0.02)	0.21	(0.32)	0.22
Total from investment operations	(0.15)	0.38	0.15	0.39	(0.17)	0.39
Less distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.20)	(0.20)	(0.20)	(0.21)
Distributions from net realized gains	(0.08)	(0.02)	(0.01)	(0.00) [2]	(0.18)	(0.11)
Total distributions	(0.17)	(0.21)	(0.21)	(0.20)	(0.38)	(0.32)
Net asset value at end of period	$10.04	$10.36	$10.19	$10.25	$10.06	$10.61
Total return	(1.44%) [3]	3.80%	1.47%	3.95%	(1.68%)	3.80%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.46% [5]	0.45%	0.45%	0.51% [6],[7]	0.61%
Gross operating expenses	0.62% [4]	0.64%	0.62%	0.64%	0.63%	0.62%
Net investment income (loss)	1.61% [4]	1.63%	1.66%	1.73%	1.48%	1.67%
Portfolio turnover rate[8]	87% [3]	199%	127% [9]	177%	288%	304%
Net assets, end of period (x 1,000,000)	$326	$356	$345	$370	$353	$418

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized
4
Annualized.
5
The expense ratio would have been 0.45%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
6
Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
7
The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
8
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
9
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 158% using previous methodology.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
21.3%	Corporates	69,213,866	69,622,141
39.8%	Treasuries	130,984,319	130,063,040
3.7%	Government Related	11,960,629	12,031,192
38.2%	Securitized	123,615,605	124,589,274
0.5%	Other Investment Company	1,549,964	1,549,964
2.5%	Short-Term Investment	7,998,334	7,998,696
106.0%	Total Investments	345,322,717	345,854,307
(1.2%)	TBA Sale Commitments	(3,860,625)	(3,864,926)
(4.8%)	Other Assets and Liabilities, Net		(15,602,624)
100.0%	Net Assets		326,386,757

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 21.3% of net assets

Financial Institutions 8.8%
Banking 6.4%
American Express Co.
3.63%, 12/05/24 (b)	750,000	764,089
American Express Credit Corp.
2.20%, 03/03/20 (b)	500,000	499,480
Bank of America Corp.
5.65%, 05/01/18	750,000	783,067
3.30%, 01/11/23 (h)	1,750,000	1,765,617
BNP Paribas SA
2.38%, 09/14/17	1,000,000	1,005,660
Capital One Financial Corp.
3.50%, 06/15/23	1,000,000	1,018,450
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	1,003,134
4.45%, 09/29/27	500,000	513,060
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,161
HSBC Holdings PLC
5.10%, 04/05/21	750,000	816,899
4.30%, 03/08/26	500,000	524,012
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	1,000,841
JPMorgan Chase & Co.
2.40%, 06/07/21 (b)	2,000,000	1,992,250
3.30%, 04/01/26 (b)	500,000	494,600
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500,000	514,015
Mizuho Financial Group, Inc.
2.95%, 02/28/22	400,000	400,736
Morgan Stanley
5.63%, 09/23/19	500,000	542,267
2.50%, 04/21/21	1,000,000	996,515
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PNC Bank NA
2.55%, 12/09/21 (b)	1,000,000	1,002,074
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	751,178
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	505,220
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	99,974
Synchrony Financial
4.50%, 07/23/25 (b)	600,000	629,843
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (b)	1,500,000	1,502,262
3.00%, 04/26/22 (b)	500,000	501,200
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	1,002,166
		20,881,770
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	253,087
Finance Companies 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (b)	873,000	905,633
Air Lease Corp.
2.13%, 01/15/18	1,000,000	1,003,579
		1,909,212
Insurance 1.2%
Aetna, Inc.
2.40%, 06/15/21 (b)	1,000,000	1,011,990
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	1,000,000	1,004,595
MetLife, Inc.
7.72%, 02/15/19	500,000	555,905
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	537,409
5.20%, 03/15/44 (a)(b)	1,000,000	1,026,250
		4,136,149
REITs 0.5%
Prologis LP
3.75%, 11/01/25 (b)	500,000	517,064
Realty Income Corp.
3.00%, 01/15/27 (b)	750,000	714,684
Simon Property Group LP
2.35%, 01/30/22 (b)	500,000	494,218
		1,725,966
		28,906,184

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 11.4%
Basic Industry 0.7%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	514,627
Barrick Gold Corp.
4.10%, 05/01/23	500,000	537,608
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	355,199
Westlake Chemical Corp.
4.88%, 05/15/23 (b)(c)	664,000	690,982
		2,098,416
Capital Goods 0.8%
Fortive Corp.
3.15%, 06/15/26 (b)(c)	1,000,000	993,356
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	250,000	251,086
United Technologies Corp.
1.95%, 11/01/21 (b)	500,000	492,016
Vulcan Materials Co.
7.50%, 06/15/21	850,000	1,003,000
		2,739,458
Communications 1.9%
American Tower Corp.
3.30%, 02/15/21 (b)	750,000	762,901
AT&T, Inc.
2.38%, 11/27/18 (h)	200,000	201,930
5.20%, 03/15/20	250,000	270,635
5.00%, 03/01/21	350,000	378,583
3.00%, 06/23/22 (b)	500,000	497,412
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (b)	250,000	262,682
Comcast Corp.
5.88%, 02/15/18	400,000	417,240
Cox Communications, Inc.
3.35%, 09/15/26 (b)(c)	500,000	484,727
Crown Castle International Corp.
4.88%, 04/15/22	500,000	541,515
Discovery Communications LLC
4.90%, 03/11/26 (b)(g)	400,000	421,176
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	700,000	727,915
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	524,519
Omnicom Group, Inc.
3.60%, 04/15/26 (b)	500,000	502,610
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	250,963
		6,244,808
Consumer Cyclical 1.2%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	505,912
Ford Motor Credit Co., LLC
2.02%, 05/03/19	400,000	398,253
General Motors Financial Co., Inc.
3.20%, 07/06/21 (b)	500,000	506,398
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Macy's Retail Holdings, Inc.
4.38%, 09/01/23 (b)	250,000	247,044
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,060,224
Toyota Motor Credit Corp.
1.55%, 10/18/19	300,000	298,343
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,008,737
		4,024,911
Consumer Non-Cyclical 3.0%
Abbott Laboratories
2.35%, 11/22/19	250,000	251,495
3.40%, 11/30/23 (b)	1,000,000	1,006,824
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	505,297
Altria Group, Inc.
4.75%, 05/05/21	500,000	543,999
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	506,038
3.70%, 02/01/24	250,000	258,640
AstraZeneca PLC
2.38%, 11/16/20	250,000	250,612
Biogen, Inc.
3.63%, 09/15/22	500,000	518,193
4.05%, 09/15/25 (b)	500,000	518,386
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	500,060
Celgene Corp.
3.55%, 08/15/22	500,000	515,145
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	503,552
Express Scripts Holding Co.
3.40%, 03/01/27 (b)	500,000	475,504
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	504,770
Kraft Heinz Foods Co.
2.00%, 07/02/18	750,000	752,329
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	244,856
Novartis Capital Corp.
3.10%, 05/17/27 (b)	500,000	501,430
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	500,000	496,876
The JM Smucker Co.
2.50%, 03/15/20	250,000	253,337
The Kroger Co.
2.00%, 01/15/19	750,000	752,530
		9,859,873
Energy 1.9%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	252,957
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (b)(c)	250,000	244,747
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,055,480
Encana Corp.
3.90%, 11/15/21 (b)	500,000	514,065
Enterprise Products Operating LLC
2.85%, 04/15/21 (b)	1,000,000	1,013,804

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
4.10%, 02/01/21	250,000	263,928
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	501,643
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	500,000	554,035
Schlumberger Investment SA
3.65%, 12/01/23 (b)	250,000	261,923
Shell International Finance BV
2.25%, 11/10/20	1,000,000	1,004,084
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	527,188
		6,193,854
Technology 1.5%
Apple, Inc.
3.00%, 02/09/24 (b)	1,000,000	1,012,026
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	250,000	255,790
6.02%, 06/15/26 (b)(c)	500,000	550,756
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	500,000	506,868
3.60%, 10/15/20 (b)	250,000	256,782
4.90%, 10/15/25 (b)	500,000	521,158
Seagate HDD Cayman
4.25%, 03/01/22 (b)(c)	500,000	495,099
4.88%, 06/01/27 (b)	250,000	233,611
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,000,000	965,712
		4,797,802
Transportation 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	200,000	194,870
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	505,776
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	500,000	493,750
		1,194,396
		37,153,518

Utility 1.1%
Electric 1.0%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	500,000	493,450
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	527,910
DTE Energy Co.
2.85%, 10/01/26 (b)	500,000	469,455
Duke Energy Corp.
5.05%, 09/15/19 (h)	750,000	805,360
PPL Capital Funding, Inc.
3.50%, 12/01/22 (b)	500,000	513,270
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	502,970
		3,312,415
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,408
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sempra Energy
2.88%, 10/01/22 (b)	150,000	149,616
		250,024
		3,562,439
Total Corporates
(Cost $69,213,866)		69,622,141

Treasuries 39.8% of net assets
Notes
3.50%, 02/15/18	500,000	512,217
0.75%, 02/28/18 (h)	11,250,000	11,229,345
3.88%, 05/15/18	3,150,000	3,260,682
3.75%, 11/15/18	750,000	783,237
1.38%, 11/30/18	1,000,000	1,003,906
1.13%, 01/15/19	2,500,000	2,496,875
0.75%, 02/15/19 (h)	1,050,000	1,040,546
1.50%, 02/28/19	900,000	904,887
1.00%, 03/15/19	1,750,000	1,741,728
1.63%, 03/31/19	250,000	251,934
1.25%, 04/30/19	2,250,000	2,248,902
0.88%, 05/15/19	2,000,000	1,982,422
1.50%, 05/31/19	1,500,000	1,507,119
0.88%, 06/15/19 (h)	5,000,000	4,951,465
1.00%, 06/30/19	1,250,000	1,241,065
1.63%, 06/30/19	1,500,000	1,510,459
1.00%, 08/31/19	1,500,000	1,487,022
1.00%, 09/30/19 (h)	8,250,000	8,172,334
1.75%, 09/30/19 (h)	10,000,000	10,095,700
3.38%, 11/15/19	4,500,000	4,737,042
1.50%, 11/30/19 (h)	7,950,000	7,965,526
1.25%, 01/31/20	1,000,000	994,023
1.38%, 01/31/20	3,350,000	3,342,017
3.63%, 02/15/20	2,100,000	2,231,168
1.13%, 03/31/20	600,000	593,297
2.38%, 12/31/20 (h)	500,000	512,578
3.63%, 02/15/21	1,800,000	1,931,906
1.13%, 02/28/21	500,000	487,998
1.25%, 03/31/21	500,000	489,873
2.25%, 04/30/21	500,000	509,649
1.38%, 05/31/21 (h)	500,000	491,358
2.13%, 08/15/21	500,000	506,094
1.88%, 01/31/22	1,600,000	1,599,000
1.75%, 02/28/22	700,000	694,545
1.75%, 03/31/22 (h)	1,150,000	1,140,296
1.75%, 04/30/22	900,000	891,598
2.00%, 07/31/22	2,500,000	2,502,442
1.63%, 08/15/22 (h)	2,000,000	1,962,422
1.88%, 08/31/22	600,000	596,110
1.75%, 09/30/22	2,000,000	1,971,796
1.88%, 10/31/22	2,000,000	1,983,360
1.63%, 11/15/22	2,400,000	2,347,500
2.00%, 11/30/22	700,000	698,551
2.13%, 12/31/22 (h)	1,400,000	1,405,879
2.00%, 02/15/23	2,500,000	2,491,455
1.50%, 02/28/23	600,000	580,512
1.50%, 03/31/23 (h)	3,500,000	3,382,421
1.63%, 04/30/23	1,500,000	1,458,925
1.75%, 05/15/23	3,150,000	3,085,154
1.38%, 06/30/23 (h)	4,800,000	4,589,342
1.38%, 08/31/23	1,750,000	1,668,789
1.38%, 09/30/23	1,500,000	1,428,868
2.75%, 11/15/23	600,000	622,090
2.25%, 01/31/24	2,700,000	2,712,919
2.75%, 02/15/24	1,000,000	1,036,719
2.50%, 05/15/24	1,600,000	1,631,282

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 08/15/25	750,000	731,191
1.63%, 05/15/26	1,050,000	985,933
1.50%, 08/15/26	3,400,000	3,149,519
2.00%, 11/15/26	1,550,000	1,500,048
Total Treasuries
(Cost $130,984,319)		130,063,040

Government Related 3.7% of net assets

Agency 1.2%
Foreign 1.2%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	1,000,753
4.00%, 01/27/20 (d)	1,000,000	1,063,270
		2,064,023
Norway 0.4%
Statoil A.S.A.
2.65%, 01/15/24	1,500,000	1,479,246
Republic of Korea 0.2%
Korea Development Bank
3.75%, 01/22/24	500,000	522,409
		4,065,678

Local Authority 0.2%
Foreign 0.2%
Canada 0.2%
Province of British Columbia
2.25%, 06/02/26	500,000	481,272
		481,272

Sovereign 1.0%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	247,125
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	529,375
Mexico 0.5%
United Mexican States
5.13%, 01/15/20	500,000	542,500
3.63%, 03/15/22	250,000	256,125
4.13%, 01/21/26	750,000	768,862
		1,567,487
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	103,250
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,602
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	552,388
		3,163,227

Supranational* 1.3%
European Investment Bank
1.00%, 06/15/18	1,000,000	996,209
4.00%, 02/16/21	750,000	805,440
Inter-American Development Bank
3.88%, 09/17/19	500,000	527,206
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	996,906
International Finance Corp.
1.75%, 09/04/18	600,000	603,878
1.75%, 09/16/19	150,000	150,777
1.13%, 07/20/21	250,000	240,599
		4,321,015
Total Government Related
(Cost $11,960,629)		12,031,192

Securitized 38.2% of net assets

Collateralized Mortgage Obligations 1.8%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.19%, 05/20/35 (a)(b)	27,080	26,919
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.31%, 07/20/34 (a)(b)	200,980	194,637
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	227,196	229,607
Fannie Mae REMICs
Series 2003-15 Class CB
5.00%, 03/25/18 (b)	20,915	21,161
Series 2010-83 Class AK
3.00%, 11/25/18 (b)	24,965	25,205
Series 2004-29 Class GA
3.50%, 05/25/19 (b)	5,581	5,592
Series 1990-8 Class G
6.00%, 01/25/20 (b)	27,124	28,156
Series 2011-9 Class HC
3.25%, 03/25/24 (b)	77,640	78,003
Series 2011-69 Class EA
3.00%, 11/25/29 (b)	32,322	32,423
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	619,834	632,469
Series 2010-29 Class PA
4.50%, 10/25/38 (b)	7,335	7,332
First Horizon Mortgage Pass-Through Trust
Series 2003-AR3 Class 3A1
2.99%, 09/25/33 (a)(b)	56,960	57,993
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (b)	836,197	847,778
Series 3649 Class EA
2.25%, 12/15/18 (b)	25,072	25,155
3.50%, 11/15/25 (b)	48,275	48,341
Series 3749 Class A
3.50%, 07/15/28 (b)	43,228	43,526

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 3762 Class GM
3.50%, 08/15/28 (b)	15,798	15,935
Series 2641 Class WE
4.50%, 01/15/33 (b)	62,561	63,835
Series 3982 Class AB
3.50%, 06/15/36 (b)	112,285	113,737
Series 3747 Class HK
2.50%, 07/15/37 (b)	363,916	367,999
Series 3792 Class QC
2.50%, 06/15/39 (b)	232,835	234,341
Freddie Mae REMICs
Series 3866 Class TB
3.50%, 10/15/28 (b)	40,628	40,862
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (b)	44,587	45,972
Series 2011-37 Class KL
2.50%, 04/20/38 (b)	28,175	28,274
Series 2010-114 Class NJ
3.00%, 04/20/38 (b)	115,652	117,272
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
3.18%, 05/25/34 (a)(b)	90,990	90,035
MASTR Asset Securitization Trust
Series 2003-6 Class 7A1
5.00%, 07/25/23 (b)	13,534	13,480
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	120,797	123,257
Mellon Residential Funding Corp.
Series 2000-TBC2 Class A1
1.25%, 06/15/30 (a)(b)	71,461	68,493
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
1.28%, 05/25/29 (a)(b)	678,140	664,666
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	148,243	148,065
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	11,774	10,919
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	563,785	540,697
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	231,032	222,716
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
1.48%, 03/19/34 (a)(b)	247,375	240,607
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
2.72%, 03/25/33 (a)(b)	37,927	38,023
Series 2004-AR3 Class A2
2.82%, 06/25/34 (a)(b)	37,727	38,245
Series 2005-AR9 Class A1A
1.42%, 07/25/45 (a)(b)	207,462	202,573
		5,734,300

Commercial Mortgage-Backed Securities 1.5%
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	266,449	269,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae-ACES
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	505,940
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	256,557
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	164,045	166,416
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	159,283
Series K012 Class A2
4.18%, 12/25/20 (a)(b)	74,000	79,458
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	654,857
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	111,529
Series K037 Class A1
2.59%, 04/25/23 (b)	111,263	113,023
Series K046 Class A2
3.21%, 03/25/25 (b)	100,000	103,354
GE Commercial Mortgage Corp.
Series 2007-C1 Class A4
5.54%, 12/10/49 (b)	8,799	8,796
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	104,035	103,889
Series 2013-55 Class A
1.32%, 05/16/34 (b)	137,382	136,561
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	366,000	396,490
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	37,483	37,468
LB Commercial Mortgage Trust
Series 2007-C3 Class A1A
5.92%, 07/15/44 (a)(b)	201,778	203,091
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	100,000	103,512
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,549,356
		4,959,039

Mortgage-Backed Securities Pass-Through 34.9%
Fannie Mae
6.00%, 06/01/17 to 12/01/35 (b)	811,327	904,077
6.50%, 11/01/17 to 09/01/22 (b)	138,095	153,206
4.50%, 03/01/18 to 09/01/41 (b)	1,023,375	1,098,401
7.00%, 07/01/19 to 01/01/35 (b)	226,487	265,098
6.00%, 10/01/19 to 05/01/21 (b)(h)	85,784	97,069
6.50%, 07/01/21 (b)(h)	9,624	10,815
5.50%, 10/01/22 (b)(h)	167,348	186,180
5.50%, 01/01/23 to 12/01/33 (b)	722,526	805,926
5.00%, 09/01/23 to 07/01/36 (b)	1,068,991	1,186,857
2.68%, 02/01/25 (b)	38,000	37,517
3.00%, 01/01/26 to 10/01/46 (b)	12,570,591	12,626,332
3.50%, 04/01/26 to 02/01/46 (b)	10,344,310	10,660,182
2.50%, 07/01/27 to 02/01/43 (b)	3,613,127	3,628,760
4.00%, 04/01/32 to 02/01/42 (b)	631,831	670,601
5.49%, 08/01/32 to 12/01/32 (b)	389,551	411,515
5.45%, 06/01/33 to 07/01/33 (b)	64,672	67,085
3.06%, 06/01/40 (a)(b)	1,525,187	1,618,321
4.00%, 09/01/40 (b)(h)	3,120,003	3,302,586

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae TBA
2.00%, 03/01/32 (b)(g)	500,000	486,746
3.00%, 03/01/32 to 03/01/47 (b)(g)	2,500,000	2,500,899
2.50%, 04/01/32 (b)(g)	500,000	500,564
3.50%, 03/01/47 (b)(g)	1,500,000	1,537,734
4.00%, 03/01/47 (b)(g)	3,500,000	3,678,584
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (b)	4,123,367	4,433,173
4.00%, 07/01/19 to 01/01/44 (b)	3,443,420	3,651,628
6.50%, 07/01/19 to 02/01/21 (b)(h)	32,315	33,334
6.00%, 08/01/22 to 05/01/27 (b)	227,989	258,202
6.50%, 08/01/22 to 04/01/26 (b)	64,051	70,574
5.50%, 02/01/23 to 07/01/35 (b)	372,739	414,801
5.00%, 01/01/24 to 08/01/40 (b)	588,891	646,201
2.50%, 12/01/27 to 05/01/33 (b)	2,270,148	2,291,475
3.00%, 09/01/28 to 10/01/46 (b)	7,122,927	7,122,263
3.50%, 04/01/33 to 05/01/46 (b)	4,744,852	4,896,900
5.50%, 06/01/33 (b)(h)	583,172	655,932
3.50%, 09/01/44 (b)(h)	3,211,365	3,298,437
Freddie Mac TBA
2.50%, 03/01/32 (b)(g)	500,000	501,367
3.00%, 03/01/32 to 03/01/47 (b)(g)	2,500,000	2,535,751
3.50%, 03/01/32 to 04/01/47 (b)(g)	1,000,000	1,046,264
4.00%, 03/01/47 (b)(g)	1,000,000	1,051,119
Ginnie Mae
6.00%, 08/15/17 to 11/20/38 (b)	63,067	71,132
5.00%, 12/15/17 to 11/15/35 (b)	2,351,366	2,629,086
5.50%, 06/15/18 to 12/15/35 (b)	1,728,003	1,947,290
10.00%, 07/20/18 to 06/20/19 (b)	388	392
4.00%, 08/15/18 to 12/20/46 (b)	3,422,599	3,626,790
9.50%, 08/15/18 to 05/20/20 (b)	1,222	1,274
4.50%, 11/15/18 to 10/15/43 (b)	2,446,847	2,656,429
8.50%, 06/15/21 to 10/20/26 (b)	736	756
7.50%, 03/15/22 to 10/15/25 (b)	2,001	2,062
6.50%, 10/15/23 to 10/15/38 (b)	18,164	20,889
8.00%, 06/20/24 to 07/15/27 (b)	1,422	1,519
3.00%, 02/15/26 to 10/20/46 (b)	4,734,333	4,808,611
3.50%, 01/20/27 to 09/20/46 (b)	9,377,770	9,780,338
2.50%, 06/15/27 to 07/20/46 (b)	341,240	340,457
2.00%, 07/20/28 (b)	15,428	15,286
7.00%, 04/15/31 (b)	5,181	5,711
5.00%, 10/15/34 (b)(h)	1,063,746	1,181,756
3.74%, 04/20/42 (b)	271,829	283,373
Ginnie Mae TBA
3.00%, 03/01/47 (b)(g)	4,500,000	4,553,277
3.50%, 03/01/47 (b)(g)	1,000,000	1,039,609
4.00%, 03/01/47 (b)(g)	1,500,000	1,587,422
		113,895,935
Total Securitized
(Cost $123,615,605)		124,589,274
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)	1,549,964	1,549,964
Total Other Investment Company
(Cost $1,549,964)		1,549,964
Security	Number of Shares	Value ($)
Short-Term Investment 2.5% of net assets

Government Related 2.5%
Federal Home Loan Bank
0.51%, 03/16/17 (f)	8,000,000	7,998,696
Total Short-Term Investment
(Cost $7,998,334)		7,998,696

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $345,514,340 and the unrealized appreciation and depreciation were $2,744,461 and ($2,404,494), respectively, with a net unrealized appreciation of $339,967.
In addition to the above, the fund had the following TBA sale commitments at 02/28/17.
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TBA Sale Commitments (1.2%) of net assets

U.S. Government Agency Mortgages (1.2% )
Ginnie Mae TBA
5.00%, 03/01/47 (b)(g)	(2,000,000)	(2,194,551)
5.50%, 03/01/47 (b)(g)	(1,500,000)	(1,670,375)
Total TBA Sale Commitments
(Proceeds $3,860,625)		(3,864,926)
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,939,014 or 1.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES —	Adjustable convertible extendable security
REMIC —	Real Estate Mortgage Investment Conduit
TBA —	To-be-announced

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$69,622,141	$—	$69,622,141
Treasuries	—	130,063,040	—	130,063,040
Government Related[1]	—	12,031,192	—	12,031,192
Securitized [1]	—	124,589,274	—	124,589,274
Other Investment Company[1]	1,549,964	—	—	1,549,964
Short-Term Investment[1]	—	7,998,696	—	7,998,696
Total	$1,549,964	$344,304,343	$—	$345,854,307
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($3,864,926)	$—	($3,864,926)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $345,322,717)		$345,854,307
Cash		992
Receivables:
Investments sold		6,394,474
Interest		1,507,047
Fund shares sold		359,413
Dividends		1,880
TBA sale commitment		3,860,625
Prepaid expenses	+	16,044
Total assets		357,994,782
Liabilities
TBA sale commitments, at value (proceeds $3,860,625)		3,864,926
Payables:
Investments bought		5,377,536
Investments bought - Delayed-delivery		21,921,906
Investment adviser and administrator fees		31,521
Shareholder service fees		62,535
Distributions to shareholders		162,829
Fund shares redeemed		115,214
Interest for TBA sale commitments		10,139
Accrued expenses	+	61,419
Total liabilities		31,608,025
Net Assets
Total assets		357,994,782
Total liabilities	–	31,608,025
Net assets		$326,386,757
Net Assets by Source
Capital received from investors		327,146,188
Distributions in excess of net investment income		(418,080)
Net realized capital losses		(868,640)
Net unrealized capital appreciation		527,289

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$326,386,757		32,508,419		$10.04

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Schwab Intermediate-Term Bond Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$3,398,610
Dividends	+	69,984
Total investment income		3,468,594
Expenses
Investment adviser and administrator fees		504,316
Shareholder service fees		416,628
Portfolio accounting fees		44,946
Professional fees		28,531
Custodian fees		18,865
Registration fees		14,376
Shareholder reports		9,935
Independent trustees' fees		6,371
Other expenses	+	3,362
Total expenses		1,047,330
Expense reduction by CSIM and its affiliates	–	290,848
Net expenses	–	756,482
Net investment income		2,712,112
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(603,568)
Net change in unrealized appreciation (depreciation) on investments		(7,170,295)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	8,785
Net change in unrealized appreciation (depreciation)	+	(7,161,510)
Net realized and unrealized losses		(7,765,078)
Decrease in net assets resulting from operations		($5,052,966)

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Intermediate-Term Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$2,712,112	$5,657,612
Net realized gains (losses)		(603,568)	3,290,344
Net change in unrealized appreciation (depreciation)	+	(7,161,510)	3,975,807
Increase (decrease) in net assets from operations		(5,052,966)	12,923,763
Distributions to Shareholders
Distributions from net investment income		(3,142,097)	(6,461,960)
Distributions from net realized gains	+	(2,498,795)	(760,892)
Total distributions		($5,640,892)	($7,222,852)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,567,185	$25,979,074	8,071,626	$82,672,373
Shares reinvested		388,313	3,911,509	475,232	4,867,567
Shares redeemed	+	(4,792,744)	(48,548,790)	(8,060,273)	(82,468,312)
Net transactions in fund shares		(1,837,246)	($18,658,207)	486,585	$5,071,628
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,345,665	$355,738,822	33,859,080	$344,966,283
Total increase (decrease)	+	(1,837,246)	(29,352,065)	486,585	10,772,539
End of period		32,508,419	$326,386,757	34,345,665	$355,738,822
Distributions in excess of net investment income / Net investment income not yet distributed			($418,080)		$11,905

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Schwab Total Bond Market Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$9.78	$9.46	$9.55	$9.26	$9.76	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.20 [1]	0.19 [1]	0.21	0.20	0.25
Net realized and unrealized gains (losses)	(0.33)	0.33	(0.07)	0.30	(0.47)	0.26
Total from investment operations	(0.23)	0.53	0.12	0.51	(0.27)	0.51
Less distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.21)	(0.22)	(0.23)	(0.26)
Net asset value at end of period	$9.44	$9.78	$9.46	$9.55	$9.26	$9.76
Total return	(2.38%) [2]	5.69%	1.25%	5.56%	(2.85%)	5.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.53% [3]	0.54%	0.54%	0.55%	0.56%	0.56%
Net investment income (loss)	2.07% [3]	2.06%	2.03%	2.18%	2.10%	2.58%
Portfolio turnover rate[4]	48% [2]	92%	82% [5]	93%	165%	160%
Net assets, end of period (x 1,000,000)	$1,246	$1,406	$1,273	$1,021	$885	$957

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
5
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 108% using previous methodology.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
25.7%	Corporates	314,135,365	320,212,874
35.9%	Treasuries	446,729,767	446,899,654
7.7%	Government Related	95,219,156	96,428,018
30.2%	Securitized	374,213,497	376,397,897
0.4%	Other Investment Company	5,479,407	5,479,407
3.1%	Short-Term Investment	37,992,083	37,993,806
103.0%	Total Investments	1,273,769,275	1,283,411,656
(3.0%)	Other Assets and Liabilities, Net		(37,258,239)
100.0%	Net Assets		1,246,153,417

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.7% of net assets

Financial Institutions 8.0%
Banking 5.6%
American Express Co.
7.00%, 03/19/18 (h)	300,000	316,818
American Express Credit Corp.
2.25%, 08/15/19	250,000	252,222
2.25%, 05/05/21 (b)	200,000	198,726
Bank of America Corp.
6.88%, 04/25/18	450,000	476,101
5.65%, 05/01/18 (h)	400,000	417,636
2.65%, 04/01/19	550,000	557,686
5.88%, 01/05/21	500,000	560,145
2.63%, 04/19/21	2,050,000	2,053,676
5.00%, 05/13/21	400,000	435,844
5.70%, 01/24/22	800,000	900,325
4.45%, 03/03/26	800,000	831,247
Bank of America NA
6.00%, 10/15/36 (h)	1,250,000	1,554,606
Barclays PLC
2.75%, 11/08/19	800,000	807,346
BB&T Corp.
3.95%, 03/22/22 (b)(h)	800,000	841,112
BNP Paribas S.A.
5.00%, 01/15/21 (h)	250,000	270,902
3.25%, 03/03/23	250,000	252,166
BPCE S.A.
2.50%, 12/10/18	500,000	504,168
2.50%, 07/15/19	1,000,000	1,007,152
Branch Banking & Trust Co.
2.85%, 04/01/21 (b)	500,000	508,766
3.63%, 09/16/25 (b)	500,000	515,422
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	499,318
2.40%, 09/05/19 (b)	800,000	805,744
3.38%, 02/15/23	250,000	251,793
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.40%, 02/18/20	1,100,000	1,103,556
2.65%, 10/26/20	1,600,000	1,611,675
5.50%, 09/13/25	800,000	882,782
4.60%, 03/09/26	200,000	208,138
5.88%, 01/30/42	500,000	609,909
4.65%, 07/30/45	350,000	371,054
4.75%, 08/15/46	500,000	501,403
Commonwealth Bank of Australia
2.25%, 03/13/19	1,000,000	1,006,550
Cooperatieve Rabobank UA
4.63%, 12/01/23	100,000	105,639
4.38%, 08/04/25	250,000	255,490
5.25%, 08/04/45	500,000	543,210
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,000,000	1,005,570
3.45%, 04/16/21	1,000,000	1,015,520
Credit Suisse USA, Inc.
5.40%, 01/14/20	250,000	269,056
Deutsche Bank AG
3.13%, 01/13/21	600,000	599,666
Fifth Third Bancorp
8.25%, 03/01/38	200,000	286,250
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,161
HSBC Bank USA
5.88%, 11/01/34 (h)	500,000	594,050
HSBC Holdings PLC
2.95%, 05/25/21	200,000	201,728
4.00%, 03/30/22	500,000	523,528
4.38%, 11/23/26	500,000	507,129
7.63%, 05/17/32	150,000	198,262
6.50%, 09/15/37	500,000	623,905
JPMorgan Chase & Co.
2.25%, 01/23/20 (b)	300,000	301,697
4.25%, 10/15/20 (h)	800,000	854,493
2.55%, 10/29/20 (b)	500,000	504,491
2.40%, 06/07/21 (b)	500,000	498,063
3.25%, 09/23/22	500,000	510,901
3.20%, 01/25/23	450,000	456,342
3.13%, 01/23/25 (b)	250,000	247,631
3.30%, 04/01/26 (b)	3,500,000	3,462,200
5.50%, 10/15/40	500,000	596,340
KeyBank NA
2.25%, 03/16/20	300,000	301,013
Lloyds Bank PLC
6.38%, 01/21/21	500,000	569,277
Lloyds Banking Group PLC
4.65%, 03/24/26	800,000	820,363
Manufacturers & Traders Trust Co.
1.69%, 12/01/21 (a)(b)	250,000	244,375
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	800,000	780,544

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
3.66%, 02/28/27	200,000	202,188
Morgan Stanley
7.30%, 05/13/19	750,000	833,267
5.63%, 09/23/19	800,000	867,628
4.00%, 07/23/25	800,000	829,814
5.00%, 11/24/25	800,000	864,298
6.25%, 08/09/26	550,000	660,585
7.25%, 04/01/32	500,000	686,500
4.30%, 01/27/45	500,000	505,425
National City Corp.
6.88%, 05/15/19	100,000	110,234
PNC Bank NA
2.55%, 12/09/21 (b)	1,000,000	1,002,074
Rabobank Nederland NY
2.50%, 01/19/21	500,000	500,366
3.38%, 05/21/25	750,000	760,815
Royal Bank of Canada
2.20%, 07/27/18	500,000	504,399
2.15%, 03/15/19	900,000	906,831
Santander UK PLC
3.05%, 08/23/18	200,000	203,553
2.35%, 09/10/19	250,000	251,507
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	250,393
2.45%, 01/16/20	250,000	250,927
3.40%, 07/11/24	300,000	303,225
Svenska Handelsbanken AB
2.40%, 10/01/20	500,000	499,870
Synchrony Financial
4.50%, 07/23/25 (b)	1,800,000	1,889,528
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (b)	500,000	503,073
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	535,936
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	500,000	523,925
7.50%, 02/15/19	800,000	884,667
2.75%, 09/15/20 (b)	1,600,000	1,615,915
5.75%, 01/24/22	550,000	619,639
3.63%, 01/22/23	500,000	513,860
3.85%, 07/08/24 (b)	800,000	824,022
5.95%, 01/15/27	450,000	520,275
6.75%, 10/01/37	300,000	375,512
5.15%, 05/22/45	500,000	534,901
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	500,000	540,726
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	500,115
2.13%, 07/02/19	500,000	503,507
2.50%, 12/14/20	500,000	503,887
UBS AG
1.80%, 03/26/18	1,000,000	1,002,261
2.35%, 03/26/20	500,000	500,958
4.88%, 08/04/20	500,000	539,404
US Bank NA
2.13%, 10/28/19 (b)	500,000	503,622
Wachovia Corp.
5.50%, 08/01/35	500,000	567,468
Wells Fargo & Co.
2.10%, 07/26/21	800,000	784,369
3.45%, 02/13/23	600,000	608,923
3.30%, 09/09/24	800,000	805,994
4.30%, 07/22/27	350,000	364,820
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.38%, 02/07/35	500,000	581,143
3.90%, 05/01/45	500,000	483,447
Wells Fargo Bank NA
1.75%, 05/24/19	1,200,000	1,199,100
Westpac Banking Corp.
4.88%, 11/19/19	500,000	536,297
2.60%, 11/23/20	800,000	805,702
		69,910,777
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (h)	300,000	326,554
3.50%, 03/18/24	800,000	839,193
Invesco Finance PLC
3.75%, 01/15/26	350,000	359,456
Jefferies Group LLC
5.13%, 04/13/18	250,000	258,624
5.13%, 01/20/23	100,000	106,626
6.45%, 06/08/27	75,000	84,303
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	223,460
		2,198,216
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (b)	350,000	363,083
Air Lease Corp.
3.38%, 01/15/19 (b)	500,000	511,603
GATX Corp.
5.20%, 03/15/44 (b)	500,000	514,269
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	500,000	504,425
4.42%, 11/15/35	500,000	536,579
International Lease Finance Corp.
7.13%, 09/01/18 (c)	800,000	862,056
4.63%, 04/15/21	500,000	532,840
Morgan Stanley
6.63%, 04/01/18	200,000	210,377
		4,035,232
Insurance 1.3%
Aetna, Inc.
3.95%, 09/01/20 (h)	250,000	263,592
2.40%, 06/15/21 (b)	500,000	505,995
4.38%, 06/15/46 (b)	500,000	507,522
Aflac, Inc.
3.63%, 06/15/23	250,000	260,882
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	250,000	251,149
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	374,963
6.25%, 05/01/36	250,000	302,501
4.50%, 07/16/44 (b)	500,000	490,830
Anthem, Inc.
2.25%, 08/15/19	300,000	301,846
3.30%, 01/15/23	500,000	505,232
3.50%, 08/15/24 (b)	250,000	251,804
Assurant, Inc.
6.75%, 02/15/34	76,000	92,291
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	800,000	836,846

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chubb INA Holdings, Inc.
5.80%, 03/15/18	250,000	261,070
2.70%, 03/13/23	500,000	498,577
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	158,179
5.38%, 02/15/42 (b)	150,000	173,937
CNA Financial Corp.
7.35%, 11/15/19	325,000	367,935
Humana, Inc.
3.85%, 10/01/24 (b)	250,000	256,160
Lincoln National Corp.
4.00%, 09/01/23	200,000	208,570
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	108,852
MetLife, Inc.
6.82%, 08/15/18	450,000	482,836
6.40%, 12/15/36 (b)	500,000	553,750
4.88%, 11/13/43	250,000	274,363
4.05%, 03/01/45	250,000	244,352
Principal Financial Group, Inc.
4.30%, 11/15/46 (b)	550,000	557,431
Prudential Financial, Inc.
4.50%, 11/16/21	650,000	705,948
5.63%, 06/15/43 (a)(b)	250,000	269,513
The Allstate Corp.
4.50%, 06/15/43	200,000	214,592
The Chubb Corp.
6.00%, 05/11/37	100,000	128,727
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	107,448
5.13%, 04/15/22	1,300,000	1,444,485
6.10%, 10/01/41	500,000	590,866
4.30%, 04/15/43	500,000	481,084
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	327,240
6.75%, 06/20/36	150,000	205,122
UnitedHealth Group, Inc.
2.75%, 02/15/23 (b)	150,000	149,742
3.75%, 07/15/25	500,000	524,366
5.80%, 03/15/36	600,000	741,900
4.75%, 07/15/45	250,000	282,291
XLIT Ltd.
5.25%, 12/15/43	500,000	539,895
		15,804,684
REITs 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	165,939
3.80%, 02/01/24 (b)	150,000	154,928
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	252,734
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	273,721
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	428,390
3.75%, 12/01/24 (b)	100,000	102,439
3.25%, 06/30/26 (b)	250,000	244,389
ERP Operating LP
4.63%, 12/15/21 (b)	299,000	324,778
3.38%, 06/01/25 (b)	250,000	250,006
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	500,542
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	500,000	500,365
4.50%, 12/01/44 (b)	150,000	155,793
HCP, Inc.
3.40%, 02/01/25 (b)	200,000	195,604
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	504,645
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	205,871
4.25%, 08/15/29 (b)	300,000	304,720
Kimco Realty Corp.
3.40%, 11/01/22 (b)	150,000	152,441
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	450,000	465,506
ProLogis LP
2.75%, 02/15/19 (b)	150,000	152,304
4.25%, 08/15/23 (b)	200,000	214,001
Realty Income Corp.
3.00%, 01/15/27 (b)	250,000	238,228
Regency Centers LP
4.80%, 04/15/21	150,000	161,670
Simon Property Group LP
4.38%, 03/01/21 (b)	500,000	535,709
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	107,595
4.25%, 03/01/22 (b)	350,000	370,124
Welltower, Inc.
4.13%, 04/01/19 (b)	200,000	207,708
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	247,748
		7,417,898
		99,366,807

Industrial 15.7%
Basic Industry 0.9%
Agrium, Inc.
3.15%, 10/01/22 (b)	300,000	300,472
3.38%, 03/15/25 (b)	500,000	493,215
6.13%, 01/15/41 (b)	300,000	353,165
Airgas, Inc.
3.05%, 08/01/20 (b)	150,000	154,388
3.65%, 07/15/24 (b)	300,000	312,261
Barrick Gold Corp.
4.10%, 05/01/23	500,000	537,608
Barrick North America Finance LLC
4.40%, 05/30/21	79,000	84,984
5.75%, 05/01/43	500,000	589,804
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (h)	700,000	734,231
4.13%, 02/24/42 (h)	250,000	255,752
Eastman Chemical Co.
3.60%, 08/15/22 (b)	49,000	50,734
3.80%, 03/15/25 (b)	189,000	193,816
Ecolab, Inc.
2.25%, 01/12/20	100,000	100,282
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	261,981
International Paper Co.
4.80%, 06/15/44 (b)	200,000	205,490
Lubrizol Corp.
8.88%, 02/01/19	200,000	226,938

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
5.25%, 07/15/43	500,000	558,179
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	529,007
6.00%, 11/15/21 (b)	500,000	568,169
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	251,231
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	257,072
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	104,987
4.50%, 11/01/23 (b)	600,000	637,353
3.65%, 09/15/24 (b)	250,000	253,714
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	200,000	263,799
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (b)	500,000	553,221
Rock-Tenn Co.
4.45%, 03/01/19	250,000	261,632
The Dow Chemical Co.
7.38%, 11/01/29	575,000	775,587
4.25%, 10/01/34 (b)	150,000	151,476
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	155,956
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	388,875
Vale S.A.
5.63%, 09/11/42	250,000	242,500
		10,807,879
Capital Goods 1.3%
3M Co.
2.00%, 06/26/22	400,000	395,270
Caterpillar Financial Services Corp.
7.15%, 02/15/19	500,000	551,947
1.70%, 08/09/21	500,000	486,905
2.40%, 08/09/26	550,000	521,784
Deere & Co.
5.38%, 10/16/29	550,000	663,567
Eaton Corp.
2.75%, 11/02/22	250,000	251,199
4.00%, 11/02/32	150,000	153,034
Emerson Electric Co.
4.88%, 10/15/19	200,000	215,851
Fortive Corp.
2.35%, 06/15/21 (b)(c)	300,000	297,205
3.15%, 06/15/26 (b)(c)	200,000	198,671
4.30%, 06/15/46 (b)(c)	500,000	502,357
General Electric Co.
5.63%, 05/01/18	500,000	524,961
5.55%, 05/04/20	600,000	668,440
2.70%, 10/09/22	500,000	506,571
3.38%, 03/11/24	150,000	156,134
3.45%, 05/15/24 (b)	800,000	835,040
5.88%, 01/14/38	500,000	642,247
4.13%, 10/09/42	250,000	260,365
4.50%, 03/11/44	250,000	272,437
Honeywell International, Inc.
1.85%, 11/01/21 (b)	350,000	343,910
5.38%, 03/01/41	250,000	307,067
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	500,000	484,431
Security Rate, Maturity Date	Face Amount ($)	Value ($)
John Deere Capital Corp.
1.70%, 01/15/20	150,000	148,886
Johnson Controls International plc
3.63%, 07/02/24 (b)	300,000	307,940
4.63%, 07/02/44 (b)	300,000	314,498
L3 Technologies, Inc.
4.95%, 02/15/21 (b)	250,000	269,563
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	255,022
5.50%, 11/15/39	100,000	118,591
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	351,025
3.25%, 08/01/23	500,000	513,630
4.75%, 06/01/43	500,000	552,323
Owens Corning
4.20%, 12/15/22 (b)	500,000	523,766
Roper Technologies, Inc.
3.80%, 12/15/26 (b)	150,000	151,922
Textron, Inc.
5.95%, 09/21/21 (b)	250,000	279,387
The Boeing Co.
4.88%, 02/15/20	500,000	544,624
2.60%, 10/30/25 (b)	250,000	245,150
6.88%, 03/15/39 (h)	100,000	142,261
3.50%, 03/01/45 (b)	250,000	232,603
United Technologies Corp.
1.50%, 11/01/19	500,000	497,782
1.95%, 11/01/21 (b)	250,000	246,008
Vulcan Materials Co.
7.50%, 06/15/21	150,000	177,000
Waste Management, Inc.
4.10%, 03/01/45 (b)	550,000	561,570
		15,672,944
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	546,885
6.40%, 12/15/35	250,000	306,605
America Movil, S.A.B. de CV
6.13%, 03/30/40	500,000	589,147
4.38%, 07/16/42	300,000	288,908
American Tower Corp.
3.40%, 02/15/19	500,000	511,835
3.13%, 01/15/27 (b)	250,000	234,002
AT&T, Inc.
5.20%, 03/15/20	500,000	541,269
2.45%, 06/23/20 (b)	200,000	200,642
5.00%, 03/01/21	500,000	540,832
3.00%, 02/15/22 (h)	350,000	349,564
3.00%, 06/23/22 (b)	500,000	497,412
3.40%, 05/15/25 (b)	350,000	338,969
5.35%, 09/01/40	25,000	25,582
4.35%, 06/15/45 (b)	350,000	311,670
4.75%, 05/15/46 (b)	500,000	469,349
4.50%, 03/09/48 (b)	492,000	443,810
4.55%, 03/09/49 (b)	259,000	234,118
CBS Corp.
5.75%, 04/15/20 (h)	275,000	302,862
3.50%, 01/15/25 (b)	500,000	497,169
4.90%, 08/15/44 (b)	100,000	103,175
4.60%, 01/15/45 (b)	500,000	497,485

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	514,660
4.91%, 07/23/25 (b)	500,000	527,586
6.38%, 10/23/35 (b)	250,000	286,452
Comcast Corp.
5.70%, 07/01/19	200,000	218,033
6.50%, 11/15/35	175,000	225,993
4.60%, 08/15/45 (b)	800,000	833,610
Crown Castle International Corp.
4.88%, 04/15/22	200,000	216,606
4.45%, 02/15/26 (b)	300,000	312,544
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	436,138
Discovery Communications LLC
6.35%, 06/01/40	800,000	855,579
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	200,000	207,976
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	262,260
6.13%, 01/31/46 (b)	250,000	266,173
Historic TW, Inc.
6.88%, 06/15/18	250,000	266,747
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	547,837
4.38%, 04/01/21	250,000	269,724
2.88%, 01/15/23	250,000	249,857
4.45%, 01/15/43	250,000	254,419
Omnicom Group, Inc.
4.45%, 08/15/20	500,000	534,901
3.65%, 11/01/24 (b)	250,000	255,526
Orange S.A.
2.75%, 02/06/19	150,000	151,960
9.00%, 03/01/31 (a)	200,000	299,979
5.38%, 01/13/42	100,000	113,093
Pacific Bell Telephone Co.
7.13%, 03/15/26	550,000	673,409
Qwest Corp.
6.75%, 12/01/21	300,000	332,643
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	500,000	541,991
TCI Communication, Inc.
7.13%, 02/15/28	350,000	460,945
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	107,369
5.46%, 02/16/21	500,000	549,178
7.05%, 06/20/36	100,000	120,523
The Walt Disney Co.
3.00%, 02/13/26	550,000	551,450
4.13%, 12/01/41	100,000	103,910
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	533,881
Time Warner Cable, LLC
5.88%, 11/15/40 (b)	800,000	870,058
Time Warner, Inc.
4.88%, 03/15/20	400,000	429,467
3.88%, 01/15/26 (b)	800,000	803,137
6.10%, 07/15/40	350,000	402,655
Verizon Communications, Inc.
3.65%, 09/14/18	350,000	360,653
4.50%, 09/15/20	500,000	533,994
3.00%, 11/01/21 (b)	200,000	202,071
5.15%, 09/15/23	500,000	550,353
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 03/15/24 (b)	500,000	521,263
3.50%, 11/01/24 (b)	200,000	200,770
4.40%, 11/01/34 (b)	1,300,000	1,251,773
5.85%, 09/15/35	190,000	217,460
4.27%, 01/15/36	1,000,000	947,348
4.75%, 11/12/41	800,000	777,445
4.52%, 09/15/48	550,000	506,959
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	155,042
3.45%, 10/04/26 (b)	250,000	239,814
Vodafone Group PLC
2.95%, 02/19/23	500,000	492,083
		29,376,587
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	800,000	806,627
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	199,231
3.80%, 12/05/24 (b)	250,000	265,441
4.95%, 12/05/44 (b)	500,000	582,634
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	526,211
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	500,925
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	251,964
2.13%, 06/01/21 (b)	500,000	491,370
2.75%, 12/01/22 (b)	800,000	793,669
3.38%, 08/12/24 (b)	250,000	252,956
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	293,760
Ford Motor Co.
4.35%, 12/08/26 (b)	500,000	515,183
7.45%, 07/16/31	600,000	762,192
4.75%, 01/15/43	500,000	482,644
5.29%, 12/08/46 (b)	250,000	259,450
Ford Motor Credit Co., LLC
5.00%, 05/15/18	350,000	363,238
2.02%, 05/03/19	350,000	348,472
3.34%, 03/18/21	800,000	815,447
General Motors Co.
3.50%, 10/02/18	250,000	255,890
4.88%, 10/02/23	550,000	591,063
6.25%, 10/02/43	250,000	285,770
General Motors Financial Co., Inc.
3.70%, 05/09/23 (b)	550,000	556,192
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	156,073
3.38%, 09/15/25 (b)	800,000	820,450
4.65%, 04/15/42 (b)	100,000	109,203
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	211,177
5.13%, 01/15/42 (b)	250,000	229,449
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	203,860
3.13%, 10/15/21 (b)	200,000	203,469
3.75%, 03/15/25 (b)	500,000	507,297
McDonald's Corp.
3.70%, 01/30/26 (b)	500,000	513,982
4.88%, 12/09/45 (b)	250,000	270,186
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	195,568
3.63%, 05/01/43 (b)	100,000	94,893

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	500,000	530,112
5.45%, 08/15/34 (b)	300,000	280,662
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	323,831
Target Corp.
2.30%, 06/26/19	500,000	507,836
3.50%, 07/01/24	400,000	415,590
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	159,620
5.88%, 12/16/36	500,000	640,522
4.20%, 04/01/43 (b)	500,000	521,136
4.88%, 02/15/44 (b)	150,000	172,798
Toyota Motor Credit Corp.
1.55%, 07/13/18	800,000	800,645
3.40%, 09/15/21	900,000	937,079
VF Corp.
6.45%, 11/01/37	50,000	65,012
Visa, Inc.
4.15%, 12/14/35 (b)	500,000	531,599
4.30%, 12/14/45 (b)	250,000	268,955
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	524,108
5.88%, 04/05/27	275,000	342,677
5.25%, 09/01/35	300,000	357,581
6.50%, 08/15/37	150,000	203,723
4.00%, 04/11/43 (b)	500,000	506,474
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	507,738
3.80%, 11/18/24 (b)	500,000	511,310
		22,824,944
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.35%, 11/22/19	400,000	402,392
2.90%, 11/30/21 (b)	250,000	251,437
AbbVie, Inc.
2.00%, 11/06/18	1,300,000	1,307,218
3.20%, 11/06/22 (b)	200,000	202,119
4.40%, 11/06/42	300,000	288,982
Actavis Funding SCS
3.85%, 06/15/24 (b)	250,000	254,732
3.80%, 03/15/25 (b)	800,000	809,850
4.75%, 03/15/45 (b)	500,000	509,682
Altria Group, Inc.
4.75%, 05/05/21	250,000	272,000
5.38%, 01/31/44	550,000	643,271
Amgen, Inc.
5.70%, 02/01/19 (h)	500,000	537,277
3.63%, 05/15/22 (b)	150,000	155,642
2.60%, 08/19/26 (b)	500,000	465,120
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	1,200,000	1,204,517
2.15%, 02/01/19	300,000	302,865
2.65%, 02/01/21 (b)	250,000	253,019
3.65%, 02/01/26 (b)	350,000	356,707
4.70%, 02/01/36 (b)	500,000	539,402
4.90%, 02/01/46 (b)	1,450,000	1,597,965
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	450,000	487,728
4.38%, 02/15/21 (h)	150,000	161,222
AstraZeneca PLC
2.38%, 11/16/20	250,000	250,612
6.45%, 09/15/37	500,000	657,577
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baxalta, Inc.
2.00%, 06/22/18	250,000	250,761
3.60%, 06/23/22 (b)	500,000	508,926
4.00%, 06/23/25 (b)	500,000	510,916
5.25%, 06/23/45 (b)	500,000	544,578
Bristol-Myers Squibb Co.
3.25%, 02/27/27	300,000	299,884
3.25%, 08/01/42	150,000	133,728
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	114,113
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	251,035
3.20%, 03/15/23	250,000	254,766
3.75%, 09/15/25 (b)	500,000	520,255
4.60%, 03/15/43	250,000	252,658
4.90%, 09/15/45 (b)	500,000	531,736
Celgene Corp.
2.88%, 08/15/20	800,000	813,136
3.55%, 08/15/22	900,000	927,262
3.63%, 05/15/24 (b)	800,000	807,970
4.63%, 05/15/44 (b)	250,000	251,205
Diageo Capital PLC
1.13%, 04/29/18	100,000	99,608
5.88%, 09/30/36	150,000	183,784
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	550,000	564,968
3.43%, 06/15/27 (b)	500,000	503,551
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	483,987
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	502,430
4.75%, 11/15/21	450,000	486,504
4.80%, 07/15/46 (b)	500,000	488,699
General Mills, Inc.
5.65%, 02/15/19	500,000	536,916
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	800,000	863,772
3.50%, 02/01/25 (b)	250,000	252,994
5.65%, 12/01/41 (b)	800,000	923,934
4.75%, 03/01/46 (b)	250,000	260,491
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	530,224
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	110,662
4.85%, 05/15/41	200,000	234,585
3.70%, 03/01/46 (b)	500,000	503,713
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	354,540
5.30%, 03/01/41	200,000	243,728
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	500,000	570,882
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	319,479
Kraft Heinz Foods Co.
5.38%, 02/10/20	392,000	425,850
3.50%, 06/06/22	1,200,000	1,229,072
5.20%, 07/15/45 (b)	500,000	529,918
4.38%, 06/01/46 (b)	500,000	472,216
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	113,297
McKesson Corp.
2.28%, 03/15/19	450,000	452,665
3.80%, 03/15/24 (b)	500,000	517,049

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Medtronic, Inc.
1.50%, 03/15/18	550,000	551,008
3.13%, 03/15/22 (b)	550,000	563,213
4.38%, 03/15/35	500,000	532,401
4.63%, 03/15/45	250,000	271,975
Merck & Co., Inc.
3.88%, 01/15/21 (b)	600,000	638,342
2.75%, 02/10/25 (b)	500,000	496,326
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	215,375
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,550,000	1,518,104
3.50%, 05/01/22	100,000	103,604
4.20%, 07/15/46 (b)	500,000	477,528
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	358,181
5.40%, 11/29/43 (b)	200,000	204,298
Newell Brands, Inc.
4.70%, 08/15/20	200,000	213,297
5.00%, 11/15/23 (b)	250,000	268,459
Novartis Capital Corp.
3.10%, 05/17/27 (b)	250,000	250,715
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	595,000
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	203,015
4.50%, 01/15/20	250,000	268,771
4.88%, 11/01/40	500,000	569,396
4.45%, 04/14/46 (b)	500,000	543,028
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	498,914
Pfizer, Inc.
2.10%, 05/15/19	600,000	606,809
7.20%, 03/15/39	250,000	362,320
4.40%, 05/15/44	500,000	526,150
Philip Morris International, Inc.
2.90%, 11/15/21	350,000	355,529
3.25%, 11/10/24	500,000	505,375
3.38%, 08/11/25 (b)	500,000	508,302
Quest Diagnostics, Inc.
4.70%, 04/01/21	550,000	594,566
3.45%, 06/01/26 (b)	265,000	263,344
Reynolds American, Inc.
4.45%, 06/12/25 (b)	200,000	211,829
5.85%, 08/15/45 (b)	500,000	596,572
Sanofi
1.25%, 04/10/18	250,000	249,985
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	92,144
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	800,000	742,019
The Coca-Cola Co.
3.15%, 11/15/20 (h)	300,000	313,274
2.25%, 09/01/26	550,000	518,690
The JM Smucker Co.
3.50%, 03/15/25	550,000	560,508
The Kroger Co.
2.00%, 01/15/19	400,000	401,350
3.85%, 08/01/23 (b)	100,000	104,271
5.40%, 07/15/40 (b)	50,000	55,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	252,610
4.15%, 02/01/24 (b)	300,000	317,262
5.30%, 02/01/44 (b)	300,000	341,477
Unilever Capital Corp.
4.25%, 02/10/21	500,000	538,146
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	501,759
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	102,194
		50,606,993
Energy 2.5%
Anadarko Petroleum Corp.
6.45%, 09/15/36 (h)	100,000	121,513
Apache Corp.
3.25%, 04/15/22 (b)	250,000	252,957
6.00%, 01/15/37	500,000	582,474
5.10%, 09/01/40 (b)	250,000	266,494
BP Capital Markets PLC
2.24%, 05/10/19	500,000	504,128
2.32%, 02/13/20	250,000	251,513
4.50%, 10/01/20	500,000	537,665
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	206,307
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	500,000	508,977
5.85%, 02/01/35	250,000	279,529
6.25%, 03/15/38	200,000	235,042
Chevron Corp.
1.37%, 03/02/18	500,000	500,100
4.95%, 03/03/19	500,000	532,502
Cimarex Energy Co.
4.38%, 06/01/24 (b)	500,000	526,774
ConocoPhillips
5.75%, 02/01/19	500,000	537,460
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	423,281
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	300,000	313,815
5.50%, 09/15/40 (b)	500,000	504,679
Energy Transfer Partners LP
5.20%, 02/01/22 (b)	1,550,000	1,682,871
4.90%, 03/15/35 (b)	250,000	243,606
6.13%, 12/15/45 (b)	100,000	110,728
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	356,533
4.85%, 07/15/26 (b)	500,000	525,164
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	607,589
2.85%, 04/15/21 (b)	250,000	253,451
3.90%, 02/15/24 (b)	100,000	103,823
3.75%, 02/15/25 (b)	500,000	509,515
6.65%, 10/15/34	250,000	309,156
EOG Resources, Inc.
5.63%, 06/01/19	500,000	540,306
4.15%, 01/15/26 (b)	250,000	263,568
3.90%, 04/01/35 (b)	800,000	780,882
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	250,000	250,822
3.57%, 03/06/45 (b)	500,000	477,276

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Halliburton Co.
3.80%, 11/15/25 (b)	300,000	308,047
5.00%, 11/15/45 (b)	500,000	544,903
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	524,836
Husky Energy, Inc.
7.25%, 12/15/19	163,000	184,840
4.00%, 04/15/24 (b)	500,000	513,450
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	299,617
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	448,121
4.30%, 05/01/24 (b)	450,000	461,500
6.95%, 01/15/38	500,000	596,544
5.00%, 08/15/42 (b)	200,000	197,197
4.70%, 11/01/42 (b)	100,000	94,322
5.40%, 09/01/44 (b)	100,000	102,799
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	266,170
4.30%, 06/01/25 (b)	250,000	257,538
5.55%, 06/01/45 (b)	200,000	211,810
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	231,476
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	194,478
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	250,000	248,839
6.50%, 03/01/41 (b)	250,000	283,758
MPLX LP
4.00%, 02/15/25 (b)	250,000	252,499
Nabors Industries, Inc.
5.00%, 09/15/20	350,000	366,446
Nexen Energy ULC
6.20%, 07/30/19	125,000	136,348
5.88%, 03/10/35	300,000	349,172
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	340,863
Occidental Petroleum Corp.
4.40%, 04/15/46 (b)	500,000	513,330
Phillips 66
5.88%, 05/01/42	150,000	177,023
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	495,584
4.68%, 02/15/45 (b)	100,000	95,457
Pioneer Natural Resources Co.
7.50%, 01/15/20	800,000	909,305
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	500,000	515,135
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	250,000	277,018
Shell International Finance BV
4.30%, 09/22/19	350,000	371,004
3.63%, 08/21/42	500,000	459,441
4.38%, 05/11/45	500,000	518,431
4.00%, 05/10/46	250,000	244,479
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	304,043
3.38%, 10/15/26 (b)	500,000	483,229
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Suncor Energy, Inc.
6.10%, 06/01/18	1,500,000	1,581,564
3.60%, 12/01/24 (b)	800,000	819,332
Total Capital International S.A.
2.13%, 01/10/19	250,000	252,055
2.88%, 02/17/22	500,000	507,844
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	190,374
Valero Energy Corp.
6.63%, 06/15/37	500,000	602,363
4.90%, 03/15/45	250,000	255,052
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	501,217
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	102,005
XTO Energy, Inc.
6.75%, 08/01/37 (h)	100,000	138,638
		31,829,996
Industrial Other 0.1%
Howard Hughes Medical Institute
3.50%, 09/01/23	500,000	526,075
Northwestern University
3.69%, 12/01/38	500,000	510,756
Princeton University
4.95%, 03/01/19	418,000	445,995
		1,482,826
Technology 2.0%
Alphabet, Inc.
3.38%, 02/25/24	300,000	315,768
Apple, Inc.
2.85%, 05/06/21	500,000	513,084
2.40%, 05/03/23	500,000	492,883
2.50%, 02/09/25	900,000	870,940
3.35%, 02/09/27 (b)	250,000	254,475
3.85%, 05/03/43	500,000	483,067
4.65%, 02/23/46 (b)	800,000	872,015
4.25%, 02/09/47 (b)	250,000	256,794
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	508,694
Cisco Systems, Inc.
4.45%, 01/15/20 (h)	250,000	268,023
3.50%, 06/15/25	550,000	574,091
5.50%, 01/15/40	500,000	619,646
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	511,580
6.02%, 06/15/26 (b)(c)	800,000	881,210
8.35%, 07/15/46 (b)(c)	150,000	196,233
Fidelity National Information Services, Inc.
2.85%, 10/15/18	500,000	508,255
5.00%, 10/15/25 (b)	500,000	548,590
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	253,183
Harris Corp.
6.15%, 12/15/40	150,000	182,962
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	250,000	260,579
6.35%, 10/15/45 (b)	550,000	576,226
Intel Corp.
3.30%, 10/01/21	400,000	418,828
4.80%, 10/01/41	150,000	168,949

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Business Machines Corp.
2.25%, 02/19/21	500,000	503,673
6.22%, 08/01/27	350,000	440,677
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	375,795
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	252,498
3.80%, 03/15/25 (b)	500,000	506,038
Microsoft Corp.
1.00%, 05/01/18	800,000	798,596
1.30%, 11/03/18	800,000	800,380
3.13%, 11/03/25 (b)	500,000	502,570
4.45%, 11/03/45 (b)	800,000	851,081
3.70%, 08/08/46 (b)	800,000	758,932
4.75%, 11/03/55 (b)	500,000	541,328
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	493,466
NetApp, Inc.
3.38%, 06/15/21 (b)	350,000	358,402
NVIDIA Corp.
2.20%, 09/16/21 (b)	500,000	491,372
3.20%, 09/16/26 (b)	500,000	486,771
Oracle Corp.
1.90%, 09/15/21 (b)	550,000	540,697
3.63%, 07/15/23	550,000	579,048
2.95%, 05/15/25 (b)	1,300,000	1,288,503
4.50%, 07/08/44 (b)	500,000	527,116
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	197,297
Seagate HDD Cayman
3.75%, 11/15/18	1,050,000	1,082,944
4.88%, 06/01/27 (b)	550,000	513,945
5.75%, 12/01/34 (b)	250,000	223,938
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,300,000	1,255,426
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	250,000	257,198
Xerox Corp.
2.75%, 03/15/19	400,000	402,690
		25,566,456
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	696,920	689,069
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	300,000	292,305
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	313,877
4.45%, 03/15/43 (b)	250,000	264,993
4.55%, 09/01/44 (b)	300,000	325,195
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	252,036
6.20%, 06/01/36	100,000	130,782
4.50%, 11/07/43 (b)	100,000	108,768
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	269,304
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	227,741	241,182
CSX Corp.
3.70%, 10/30/20 (b)	250,000	261,866
4.10%, 03/15/44 (b)	100,000	97,621
Security Rate, Maturity Date	Face Amount ($)	Value ($)
FedEx Corp.
2.63%, 08/01/22	200,000	200,463
3.88%, 08/01/42	200,000	185,311
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	326,606
2.90%, 02/15/23 (b)	250,000	249,283
4.84%, 10/01/41	100,000	111,515
3.95%, 10/01/42 (b)	500,000	493,624
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,159
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	505,775
Union Pacific Corp.
4.16%, 07/15/22 (b)	550,000	594,133
3.25%, 08/15/25 (b)	500,000	512,014
6.63%, 02/01/29	250,000	324,865
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	199,247
4.88%, 11/15/40 (b)	250,000	284,957
		7,436,950
		195,605,575

Utility 2.0%
Electric 1.9%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	402,500
Appalachian Power Co.
6.38%, 04/01/36 (h)	650,000	812,599
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	251,049
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	500,000	656,721
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	407,638
4.45%, 03/15/44 (b)	350,000	375,447
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	518,447
3.95%, 05/15/43 (b)	500,000	511,565
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	499,995
4.45%, 03/15/21	450,000	480,591
5.25%, 08/01/33	500,000	548,087
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	159,018
DTE Energy Co.
2.85%, 10/01/26 (b)	500,000	469,455
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	107,113
6.45%, 10/15/32	350,000	457,494
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	259,257
Duke Energy Florida LLC
4.55%, 04/01/20	750,000	799,653
3.20%, 01/15/27 (b)	250,000	252,926
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	650,000	671,647
Eversource Energy
3.15%, 01/15/25 (b)	500,000	500,920
Exelon Corp.
4.95%, 06/15/35 (b)(c)	500,000	540,872

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	800,000	810,499
6.25%, 10/01/39	550,000	566,087
5.60%, 06/15/42 (b)	300,000	284,172
Georgia Power Co.
4.75%, 09/01/40	350,000	380,205
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	623,863
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	205,167
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)(h)	800,000	804,134
4.55%, 12/01/41 (b)	500,000	542,507
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	497,507
4.30%, 03/15/45 (b)	500,000	519,919
Pacificorp
5.50%, 01/15/19	150,000	160,573
3.35%, 07/01/25 (b)	500,000	509,078
6.00%, 01/15/39	500,000	647,065
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	800,000	814,311
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	196,992
PSEG Power LLC
5.13%, 04/15/20	150,000	161,860
8.63%, 04/15/31	500,000	621,420
Puget Sound Energy, Inc.
6.27%, 03/15/37	550,000	699,548
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	274,717
Sempra Energy
2.40%, 03/15/20 (b)	500,000	501,527
3.55%, 06/15/24 (b)	150,000	154,440
Southern California Edison Co.
5.50%, 08/15/18	250,000	264,612
Southern Power Co.
1.50%, 06/01/18	500,000	499,214
4.95%, 12/15/46 (b)	500,000	507,791
The Southern Co.
2.15%, 09/01/19 (b)	200,000	200,366
TransAlta Corp.
6.90%, 05/15/18	100,000	105,375
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	201,925
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	500,088
2.45%, 06/15/20 (b)	500,000	502,970
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	335,230
2.40%, 03/15/21 (b)	100,000	100,000
4.80%, 09/15/41 (b)	650,000	697,952
		23,574,108
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	118,967
NiSource Finance Corp.
4.80%, 02/15/44 (b)	500,000	540,143
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	257,711
4.66%, 02/01/44 (b)	150,000	161,470
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern California Gas Co.
2.60%, 06/15/26 (b)	500,000	485,569
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	102,524
		1,666,384
		25,240,492
Total Corporates
(Cost $314,135,365)		320,212,874

Treasuries 35.9% of net assets
Bonds
8.13%, 08/15/19	1,000,000	1,163,867
7.63%, 11/15/22	500,000	651,338
6.00%, 02/15/26 (h)	2,000,000	2,596,210
6.50%, 11/15/26	1,000,000	1,359,570
6.63%, 02/15/27	300,000	413,567
6.38%, 08/15/27	600,000	820,805
6.13%, 11/15/27	900,000	1,215,808
5.25%, 11/15/28	1,050,000	1,347,445
5.25%, 02/15/29 (h)	1,000,000	1,287,715
6.13%, 08/15/29	250,000	347,759
5.38%, 02/15/31	2,500,000	3,356,250
4.50%, 02/15/36	250,000	319,585
4.38%, 02/15/38	500,000	629,209
3.50%, 02/15/39	1,000,000	1,108,379
4.25%, 05/15/39	900,000	1,107,211
4.50%, 08/15/39	600,000	763,066
4.38%, 11/15/39	650,000	812,932
4.63%, 02/15/40	1,150,000	1,488,239
4.38%, 05/15/40	1,300,000	1,626,193
3.88%, 08/15/40 (h)	1,250,000	1,455,981
4.25%, 11/15/40	1,150,000	1,414,724
4.75%, 02/15/41	1,450,000	1,913,943
4.38%, 05/15/41	250,000	313,618
3.75%, 08/15/41	1,150,000	1,313,965
3.13%, 11/15/41	735,000	757,739
3.13%, 02/15/42	1,230,000	1,267,981
3.00%, 05/15/42	1,000,000	1,007,969
2.75%, 08/15/42	2,025,000	1,945,780
2.75%, 11/15/42	2,000,000	1,920,156
3.13%, 02/15/43	1,500,000	1,543,037
2.88%, 05/15/43	2,400,000	2,356,452
3.63%, 08/15/43	1,500,000	1,685,801
3.75%, 11/15/43	1,500,000	1,723,125
3.63%, 02/15/44	1,500,000	1,686,212
3.38%, 05/15/44	3,500,000	3,768,310
3.13%, 08/15/44	2,500,000	2,571,972
3.00%, 11/15/44	3,500,000	3,514,630
2.50%, 02/15/45	3,500,000	3,174,745
3.00%, 05/15/45	3,500,000	3,512,852
2.88%, 08/15/45	2,500,000	2,448,438
3.00%, 11/15/45	3,080,000	3,091,430
2.50%, 02/15/46	1,500,000	1,357,910
2.50%, 05/15/46	2,850,000	2,578,361
2.25%, 08/15/46	3,050,000	2,608,586
2.88%, 11/15/46	2,750,000	2,697,203
3.00%, 02/15/47	1,200,000	1,207,687
Notes
1.00%, 03/15/18	2,000,000	2,001,054
2.88%, 03/31/18	500,000	510,196
0.75%, 04/15/18 (h)	3,000,000	2,992,500
0.63%, 04/30/18	3,500,000	3,485,233
2.63%, 04/30/18	1,400,000	1,426,496
3.88%, 05/15/18	500,000	517,569
0.88%, 07/15/18	2,000,000	1,995,430

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 07/31/18	2,000,000	2,009,336
1.00%, 08/15/18	5,000,000	4,995,705
4.00%, 08/15/18	3,000,000	3,128,613
0.75%, 08/31/18 (h)	7,000,000	6,965,273
1.50%, 08/31/18	1,000,000	1,006,211
0.75%, 09/30/18	1,000,000	994,531
1.38%, 09/30/18	1,750,000	1,757,417
0.88%, 10/15/18	3,000,000	2,988,573
1.25%, 10/31/18	3,000,000	3,005,565
1.75%, 10/31/18	4,000,000	4,041,092
1.25%, 11/15/18	2,000,000	2,003,554
3.75%, 11/15/18	3,000,000	3,132,948
1.38%, 11/30/18	4,000,000	4,015,624
1.25%, 12/15/18	2,000,000	2,002,852
1.38%, 12/31/18	5,000,000	5,017,190
1.25%, 01/31/19	2,000,000	2,001,954
1.50%, 01/31/19	2,000,000	2,011,094
2.75%, 02/15/19	1,500,000	1,544,385
1.13%, 02/28/19	2,100,000	2,096,432
1.50%, 02/28/19	3,400,000	3,418,462
1.00%, 03/15/19	1,250,000	1,244,091
1.50%, 03/31/19	2,000,000	2,009,960
1.63%, 03/31/19	3,700,000	3,728,616
0.88%, 04/15/19	2,000,000	1,984,024
1.63%, 04/30/19	1,500,000	1,511,426
3.13%, 05/15/19	1,000,000	1,039,707
1.50%, 05/31/19	3,000,000	3,014,238
1.00%, 06/30/19	1,500,000	1,489,278
1.63%, 06/30/19	3,000,000	3,020,919
0.75%, 07/15/19	1,750,000	1,726,723
1.63%, 07/31/19	2,500,000	2,516,992
0.75%, 08/15/19	4,000,000	3,943,672
3.63%, 08/15/19	3,000,000	3,165,351
1.00%, 08/31/19	2,000,000	1,982,696
1.63%, 08/31/19	3,500,000	3,523,107
0.88%, 09/15/19	2,500,000	2,469,435
1.00%, 09/30/19	500,000	495,293
1.75%, 09/30/19	4,500,000	4,543,065
1.00%, 10/15/19	2,000,000	1,980,156
1.50%, 10/31/19	2,500,000	2,506,397
1.00%, 11/15/19	2,500,000	2,472,655
3.38%, 11/15/19	3,000,000	3,158,028
1.00%, 11/30/19	2,000,000	1,977,890
1.50%, 11/30/19	600,000	601,172
1.38%, 12/15/19	2,750,000	2,745,704
1.63%, 12/31/19 (h)	9,000,000	9,044,469
1.25%, 01/31/20	2,200,000	2,186,851
1.38%, 01/31/20	500,000	498,809
1.38%, 02/15/20	1,750,000	1,745,249
3.63%, 02/15/20 (h)	5,000,000	5,312,305
1.38%, 03/31/20	2,750,000	2,738,829
1.13%, 04/30/20	1,000,000	987,617
1.38%, 04/30/20	2,000,000	1,990,078
1.50%, 05/31/20	3,550,000	3,543,067
1.63%, 06/30/20	1,000,000	1,001,484
1.88%, 06/30/20	1,200,000	1,211,906
1.63%, 07/31/20	2,500,000	2,501,710
2.00%, 07/31/20	2,000,000	2,026,446
2.63%, 08/15/20 (h)	2,000,000	2,068,398
2.13%, 08/31/20	1,000,000	1,017,207
1.38%, 09/30/20 (h)	6,000,000	5,942,694
2.00%, 09/30/20	500,000	506,367
1.38%, 10/31/20	3,000,000	2,969,004
2.63%, 11/15/20	4,000,000	4,137,344
1.63%, 11/30/20	3,500,000	3,492,002
2.00%, 11/30/20	2,500,000	2,528,612
2.38%, 12/31/20 (h)	6,250,000	6,407,225
1.38%, 01/31/21	5,000,000	4,932,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 01/31/21	1,000,000	1,015,312
3.63%, 02/15/21	2,000,000	2,146,562
1.13%, 02/28/21	2,000,000	1,951,992
2.00%, 02/28/21	2,000,000	2,020,624
1.25%, 03/31/21	2,500,000	2,449,365
2.25%, 04/30/21	2,500,000	2,548,242
3.13%, 05/15/21 (h)	6,600,000	6,958,103
1.38%, 05/31/21	3,000,000	2,948,145
2.13%, 06/30/21	1,000,000	1,013,242
2.25%, 07/31/21	1,200,000	1,221,328
2.13%, 08/15/21 (h)	1,000,000	1,012,188
2.00%, 08/31/21	2,000,000	2,013,320
1.13%, 09/30/21	3,000,000	2,903,556
2.13%, 09/30/21	2,000,000	2,023,282
1.25%, 10/31/21	1,000,000	972,539
2.00%, 10/31/21	2,000,000	2,011,640
2.00%, 11/15/21 (h)	5,750,000	5,783,804
1.75%, 11/30/21	3,250,000	3,232,863
1.88%, 11/30/21 (h)	2,000,000	2,000,274
2.00%, 12/31/21	3,250,000	3,267,394
2.13%, 12/31/21	2,750,000	2,779,969
1.50%, 01/31/22	1,250,000	1,226,904
1.88%, 01/31/22	2,250,000	2,248,594
2.00%, 02/15/22	1,000,000	1,004,844
1.88%, 02/28/22	1,700,000	1,699,735
1.75%, 04/30/22	1,000,000	990,664
1.75%, 05/15/22	1,250,000	1,237,305
1.88%, 05/31/22	3,500,000	3,486,875
2.13%, 06/30/22	1,500,000	1,511,837
2.00%, 07/31/22	2,500,000	2,502,442
1.63%, 08/15/22	1,250,000	1,226,514
1.75%, 09/30/22	5,000,000	4,929,490
1.88%, 10/31/22	3,000,000	2,975,040
1.63%, 11/15/22	5,500,000	5,379,687
2.00%, 11/30/22	4,000,000	3,991,720
2.13%, 12/31/22	2,000,000	2,008,398
1.75%, 01/31/23	2,000,000	1,965,156
2.00%, 02/15/23	4,600,000	4,584,277
1.50%, 02/28/23	3,500,000	3,386,320
1.63%, 04/30/23	2,000,000	1,945,234
1.75%, 05/15/23	3,750,000	3,672,802
1.63%, 05/31/23	4,000,000	3,886,564
2.50%, 08/15/23	2,750,000	2,811,820
1.38%, 08/31/23	1,500,000	1,430,391
1.38%, 09/30/23	2,250,000	2,143,303
2.75%, 11/15/23	2,500,000	2,592,040
2.13%, 11/30/23	200,000	199,648
2.25%, 12/31/23	1,900,000	1,910,279
2.25%, 01/31/24	2,250,000	2,260,766
2.13%, 02/29/24	1,700,000	1,693,758
2.50%, 05/15/24	3,500,000	3,568,428
2.38%, 08/15/24 (h)	5,000,000	5,048,440
2.25%, 11/15/24	5,000,000	4,995,605
2.00%, 02/15/25	4,500,000	4,405,869
2.13%, 05/15/25 (h)	5,000,000	4,931,835
2.00%, 08/15/25	3,750,000	3,655,957
2.25%, 11/15/25	4,700,000	4,666,494
1.63%, 02/15/26 (h)	4,800,000	4,516,594
1.63%, 05/15/26 (h)	2,250,000	2,112,714
1.50%, 08/15/26	4,000,000	3,705,316
2.00%, 11/15/26	3,700,000	3,580,760
2.25%, 02/15/27	2,600,000	2,575,269
Total Treasuries
(Cost $446,729,767)		446,899,654

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 7.7% of net assets

Agency 3.9%
Foreign 1.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	250,000	249,355
Canada 0.1%
Export Development Canada
1.75%, 08/19/19	650,000	652,734
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	450,000	489,375
Germany 0.8%
Kreditanstalt Fuer Wiederaufbau
4.38%, 03/15/18 (d)	500,000	516,170
0.88%, 04/19/18 (d)	1,800,000	1,792,908
4.50%, 07/16/18 (d)	1,150,000	1,199,708
1.13%, 08/06/18 (d)	900,000	897,684
1.88%, 04/01/19 (d)	350,000	352,578
1.00%, 07/15/19 (d)	350,000	345,263
4.00%, 01/27/20 (d)	550,000	584,798
2.75%, 09/08/20 (d)	550,000	566,212
1.50%, 06/15/21 (d)	1,500,000	1,465,938
2.38%, 08/25/21 (d)	800,000	810,504
2.50%, 11/20/24 (d)	500,000	502,944
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,660
1.88%, 09/17/18 (d)	800,000	806,653
		9,991,020
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	500,534
1.75%, 11/13/18	800,000	799,602
		1,300,136
Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	313,000	325,113
5.50%, 02/04/19	300,000	315,300
3.50%, 07/23/20 (c)	500,000	505,625
5.50%, 01/21/21	500,000	529,000
3.50%, 01/30/23	1,050,000	1,001,175
6.50%, 06/02/41	200,000	194,480
5.50%, 06/27/44	160,000	138,400
5.63%, 01/23/46 (c)	550,000	479,903
6.75%, 09/21/47	318,000	315,615
		3,804,611
Norway 0.1%
Statoil A.S.A.
7.75%, 06/15/23	100,000	127,036
3.70%, 03/01/24	600,000	628,715
5.10%, 08/17/40	250,000	287,557
		1,043,308
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.2%
Export-Import Bank of Korea
2.88%, 01/21/25	550,000	542,912
The Korea Development Bank
2.25%, 05/18/20	250,000	249,237
3.00%, 09/14/22	1,050,000	1,064,502
		1,856,651
Sweden 0.0%
Svensk Exportkredit AB
1.13%, 04/05/18	550,000	548,668
		19,935,858
U.S. 2.3%
Fannie Mae
0.88%, 05/21/18	1,750,000	1,746,267
1.13%, 10/19/18	200,000	199,858
1.63%, 11/27/18	1,000,000	1,007,418
1.25%, 07/26/19 (b)	1,000,000	995,886
1.75%, 09/12/19	1,000,000	1,008,444
1.75%, 11/26/19	1,500,000	1,510,878
1.50%, 06/22/20	1,000,000	996,683
1.50%, 11/30/20	250,000	248,006
2.63%, 09/06/24	500,000	508,976
6.03%, 10/08/27	250,000	322,622
6.63%, 11/15/30 (h)	500,000	706,812
Federal Farm Credit Bank
1.92%, 04/19/22 (b)	500,000	493,962
Federal Home Loan Bank
0.88%, 03/19/18	800,000	799,266
5.38%, 05/15/19	500,000	543,594
0.88%, 08/05/19	1,300,000	1,282,922
1.88%, 11/29/21	1,000,000	996,947
1.88%, 12/09/22 (h)	2,500,000	2,462,240
5.50%, 07/15/36	500,000	668,375
Freddie Mac
0.88%, 03/07/18 (h)	3,700,000	3,696,966
1.05%, 04/11/18	2,000,000	2,000,774
4.88%, 06/13/18	1,000,000	1,048,612
1.10%, 09/13/18 (b)	500,000	498,885
1.45%, 08/10/20 (b)	2,000,000	1,971,648
Private Export Funding Corp.
2.30%, 09/15/20	1,000,000	1,013,176
Tennessee Valley Authority
3.88%, 02/15/21	340,000	367,398
4.65%, 06/15/35	1,000,000	1,167,134
		28,263,749
		48,199,607

Local Authority 1.1%
Foreign 0.3%
Canada 0.3%
Province of British Columbia
2.25%, 06/02/26	200,000	192,509
Province of Manitoba
3.05%, 05/14/24	800,000	820,312
2.13%, 06/22/26	500,000	467,624
Province of Ontario
4.00%, 10/07/19	400,000	421,903
4.40%, 04/14/20 (h)	925,000	991,757

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
7.50%, 09/15/29	450,000	639,117
		3,533,222
		3,533,222
U.S. 0.8%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	722,250
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (h)	800,000	1,146,344
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	243,804
City of Chicago IL
GO (Build America Bonds) Series 2012B
5.43%, 01/01/42	150,000	128,687
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	113,336
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	363,465
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (h)	500,000	630,405
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	800,000	880,464
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	400,944
Illinois
GO Bonds Series 2003
4.95%, 06/01/23	130,000	132,899
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	350,000	324,954
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	798,120
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	125,986
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (b)	200,000	208,264
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	237,728
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	477,211
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	146,042
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	284,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	500,000	522,435
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	197,406
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	292,240
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	123,596
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	292,240
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	385,002
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	688,560
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	471,455
		10,338,253
		13,871,475

Sovereign 1.0%
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	206,300
4.50%, 01/28/26 (b)	250,000	264,687
7.38%, 09/18/37	550,000	699,875
5.63%, 02/26/44 (b)	500,000	542,750
		1,713,612
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	800,000	898,540
Italy 0.0%
Republic of Italy
6.88%, 09/27/23	250,000	294,418
Mexico 0.3%
United Mexican States
3.50%, 01/21/21	350,000	361,025
3.60%, 01/30/25	500,000	497,250
4.13%, 01/21/26	1,050,000	1,076,407
6.75%, 09/27/34	550,000	676,649
6.05%, 01/11/40	800,000	900,000
		3,511,331
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	108,500
4.00%, 09/22/24 (b)	300,000	315,300
3.75%, 03/16/25 (b)	150,000	154,875
6.70%, 01/26/36	200,000	253,000
		831,675

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.0%
Republic of Peru
7.13%, 03/30/19	450,000	499,950
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	550,000	599,874
5.00%, 01/13/37	500,000	590,009
3.95%, 01/20/40	500,000	516,650
		1,706,533
Poland 0.0%
Republic of Poland
5.13%, 04/21/21	550,000	603,424
Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	250,000	278,550
3.88%, 09/11/23	350,000	378,613
		657,163
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	547,434
5.88%, 09/16/25	500,000	550,695
		1,098,129
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	426,000
4.13%, 11/20/45	100,000	87,100
5.10%, 06/18/50	500,000	471,750
		984,850
		12,799,625

Supranational* 1.7%
Asian Development Bank
5.59%, 07/16/18	500,000	526,502
1.50%, 01/22/20	500,000	497,808
2.00%, 01/22/25	1,300,000	1,257,108
Corp. Andina de Fomento
4.38%, 06/15/22	550,000	590,716
Council of Europe Development Bank
1.63%, 03/10/20	500,000	497,324
European Bank for Reconstruction & Development
1.63%, 11/15/18	550,000	552,038
European Investment Bank
1.25%, 05/15/18	1,200,000	1,199,814
1.00%, 06/15/18	2,000,000	1,992,418
1.63%, 12/18/18	1,000,000	1,003,094
1.88%, 03/15/19	1,000,000	1,006,903
1.75%, 06/17/19	1,000,000	1,003,202
2.88%, 09/15/20	600,000	618,539
4.88%, 02/15/36	1,250,000	1,571,619
Inter-American Development Bank
0.88%, 03/15/18	350,000	348,812
3.88%, 09/17/19	500,000	527,206
1.88%, 03/15/21	2,300,000	2,293,238
2.00%, 06/02/26	800,000	763,210
International Bank for Reconstruction & Development
0.88%, 08/15/19	500,000	491,975
1.38%, 05/24/21	500,000	488,039
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 01/26/22	800,000	798,043
1.63%, 02/10/22	1,000,000	979,842
2.13%, 02/13/23	1,000,000	990,206
4.75%, 02/15/35	500,000	614,981
International Finance Corp.
1.75%, 09/04/18	350,000	352,262
1.75%, 09/16/19	350,000	351,813
1.13%, 07/20/21	250,000	240,599
		21,557,311
Total Government Related
(Cost $95,219,156)		96,428,018

Securitized 30.2% of net assets

Asset-Backed Securities 0.4%
Automobile 0.2%
CarMax Auto Owner Trust 2014-2
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	1,550,000	1,551,002
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
1.34%, 10/15/20 (b)	200,000	199,235
Series 2015-B Class A4
1.79%, 01/15/22 (b)	610,000	610,917
		2,361,154
Credit Card 0.2%
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	400,068
Citibank Credit Card Issuance Trust
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,533,165
Discover Card Execution Note Trust
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	1,100,000	1,099,104
		3,032,337
		5,393,491

Commercial Mortgage-Backed Securities 1.7%
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	1,900,000	1,994,435
Citigroup Commercial Mortgage Trust
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,800,000	1,859,451
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,617,898
COMM 2015-CCRE23 Mortgage Trust
Series 2015-CR23 Class A4
3.50%, 05/10/48 (b)	250,000	257,269
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (b)	200,000	208,475
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(b)	1,200,000	1,147,063
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K004 Class A2
4.19%, 08/25/19 (b)	600,000	631,509
Series K008 Class A2
3.53%, 06/25/20 (b)	140,601	147,072

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K015 Class A1
2.26%, 10/25/20 (b)	147,245	148,182
Series K014 Class A1
2.79%, 10/25/20 (b)	437,455	443,776
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	393,035
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	196,127
Series K022 Class A2
2.36%, 07/25/22 (b)	230,000	230,428
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	202,232
Series K030 Class A1
2.78%, 09/25/22 (b)	151,653	155,246
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,410,461
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	304,169
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	600,000	629,996
Series K033 Class A2
3.06%, 07/25/23 (b)	200,000	206,803
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,583,103
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	207,931
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	600,000	649,113
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	810,620
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	700,000	725,881
Series 2014-C20 Class A5
3.80%, 07/15/47 (b)	600,000	631,805
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	203,623
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	400,000	416,589
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	800,000	828,243
Series 2015-A4 Class A4
3.78%, 05/15/48 (b)	1,225,000	1,288,346
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,618,657
		21,147,538

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
5.50%, 03/01/17 to 03/01/35 (b)(h)	2,695,184	3,059,469
5.00%, 12/01/17 to 06/01/36 (b)(h)	1,412,259	1,547,696
4.50%, 05/01/18 to 10/01/46 (b)	6,024,291	6,485,848
6.50%, 06/01/18 to 11/01/37 (b)(h)	293,500	329,914
6.50%, 08/01/18 to 11/01/37 (b)	493,475	559,211
5.00%, 05/01/19 to 06/01/42 (b)	3,553,483	3,909,520
5.50%, 05/01/23 to 08/01/40 (b)	175,018	195,939
4.00%, 04/01/24 to 06/01/46 (b)	24,785,193	26,184,635
6.00%, 09/01/24 to 05/01/41 (b)	1,233,734	1,402,449
3.50%, 10/01/25 to 02/01/47 (b)	30,216,046	31,168,489
3.00%, 01/01/26 to 12/01/46 (b)	32,708,289	32,923,878
2.50%, 07/01/27 to 02/01/43 (b)	8,008,501	8,067,600
2.50%, 07/01/28 (b)(h)	1,428,339	1,448,772
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 08/01/28 to 09/01/28 (b)	126,535	123,956
4.50%, 03/01/29 to 04/01/43 (b)(h)	3,825,068	4,130,892
2.51%, 08/01/35 (a)(b)	542,017	577,212
6.00%, 06/01/36 (b)(h)	353,047	400,718
7.00%, 04/01/37 (b)	80,109	94,314
3.00%, 02/01/43 to 10/01/46 (b)(h)	7,667,385	7,628,682
3.50%, 03/01/43 to 02/01/45 (b)(h)	8,597,475	8,836,848
2.30%, 09/01/46 (a)(b)	406,801	413,853
Fannie Mae TBA
2.00%, 03/01/32 (b)(g)	1,500,000	1,460,237
2.50%, 03/01/32 to 03/01/47 (b)(g)	3,000,000	2,983,258
3.00%, 03/01/32 to 03/01/47 (b)(g)	7,000,000	6,988,515
3.50%, 03/01/32 to 03/01/47 (b)(g)	2,500,000	2,571,770
4.00%, 03/01/47 (b)(g)	500,000	525,512
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	5,002,290	5,394,119
6.00%, 11/01/18 to 10/01/38 (b)(h)	510,688	580,357
5.00%, 01/01/19 to 12/01/35 (b)(h)	270,322	292,386
4.50%, 08/01/20 to 08/01/41 (b)(h)	977,139	1,051,831
5.50%, 08/01/22 to 07/01/40 (b)	844,927	939,725
6.00%, 12/01/23 to 02/01/38 (b)	858,741	980,414
4.00%, 03/01/24 to 03/01/46 (b)	12,777,867	13,491,464
3.00%, 10/01/26 to 10/01/46 (b)	17,204,671	17,215,387
2.50%, 08/01/27 to 07/01/43 (b)	3,151,554	3,175,843
2.00%, 04/01/28 (b)	125,335	122,705
2.50%, 07/01/28 (b)(h)	2,081,123	2,112,228
3.00%, 09/01/28 to 06/01/43 (b)(h)	9,546,929	9,616,686
3.50%, 07/01/32 to 05/01/46 (b)	22,277,242	22,935,785
5.00%, 04/01/34 to 08/01/40 (b)	1,934,656	2,129,658
5.50%, 12/01/34 to 02/01/39 (b)(h)	1,321,910	1,495,827
6.50%, 10/01/36 to 09/01/39 (b)	131,535	152,909
2.61%, 05/01/37 (a)(b)(h)	553,795	582,018
4.00%, 01/01/41 (b)(h)	1,423,487	1,503,666
Freddie Mac TBA
2.00%, 03/01/32 (b)(g)	500,000	486,902
2.50%, 03/01/32 (b)(g)	3,500,000	3,509,570
3.00%, 03/01/32 to 03/01/47 (b)(g)	4,500,000	4,520,796
3.50%, 03/01/32 to 03/01/47 (b)(g)	4,000,000	4,127,073
Ginnie Mae
4.00%, 06/20/20 to 12/20/45 (b)	14,056,843	14,916,249
4.50%, 05/15/24 to 10/20/44 (b)	6,843,876	7,407,171
3.00%, 02/15/26 to 10/20/46 (b)	17,248,347	17,523,788
5.50%, 04/20/26 to 12/20/45 (b)	1,159,683	1,299,356
3.50%, 01/20/27 to 06/20/46 (b)	18,653,629	19,460,573
2.50%, 03/20/27 to 03/15/43 (b)	817,346	824,253
2.00%, 07/20/28 (b)	30,856	30,571
5.00%, 08/15/28 to 07/20/44 (b)	3,869,897	4,292,317
6.00%, 07/20/34 to 08/15/38 (b)	585,244	670,352
5.50%, 03/15/40 (b)(h)	93,486	105,075
3.00%, 10/20/40 to 08/20/44 (a)(b)	362,465	371,055
2.00%, 01/20/41 (a)(b)	45,280	46,841
2.50%, 07/20/42 (a)(b)	48,584	49,899
3.00%, 12/20/42 to 11/20/46 (b)(h)	10,091,185	10,241,001
3.50%, 04/20/43 to 01/20/44 (b)(h)	1,921,000	2,007,066
4.00%, 09/15/43 (b)(h)	519,499	550,643
Ginnie Mae TBA
2.50%, 03/01/47 (b)(g)	1,000,000	970,806
3.00%, 03/01/47 (b)(g)	3,000,000	3,035,347
3.50%, 03/01/47 (b)(g)	14,000,000	14,554,531
4.00%, 03/01/47 (b)(g)	500,000	529,141
4.50%, 03/01/47 (b)(g)	500,000	534,297
		349,856,868
Total Securitized
(Cost $374,213,497)		376,397,897

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Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)	5,479,407	5,479,407
Total Other Investment Company
(Cost $5,479,407)		5,479,407

Short-Term Investment 3.1% of net assets

Government Related 3.1%
Federal Home Loan Bank
0.51%, 03/16/17 (f)	38,000,000	37,993,806
Total Short-Term Investment
(Cost $37,992,083)		37,993,806

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $1,274,508,912 and the unrealized appreciation and depreciation were $19,300,964 and ($10,398,220), respectively, with a net unrealized appreciation of $8,902,744.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,975,712 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
RB —	Revenue bond
TBA —	To-be-announced

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Total Bond Market Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$320,212,874	$—	$320,212,874
Treasuries	—	446,899,654	—	446,899,654
Government Related[1]	—	96,428,018	—	96,428,018
Securitized [1]	—	376,397,897	—	376,397,897
Other Investment Company[1]	5,479,407	—	—	5,479,407
Short-Term Investment[1]	—	37,993,806	—	37,993,806
Total	$5,479,407	$1,277,932,249	$—	$1,283,411,656
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Total Bond Market Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $1,273,769,275)		$1,283,411,656
Receivables:
Investments sold		64,322,320
Interest		6,920,471
Fund shares sold		279,552
Dividends		13,564
Foreign tax reclaims		5,143
Prepaid expenses	+	30,026
Total assets		1,354,982,732
Liabilities
Payables:
Investments bought		12,998,086
Investments bought - Delayed-delivery		73,297,588
Investment adviser and administrator fees		4,069
Shareholder service fees		252,145
Due to custodian		21,265,076
Fund shares redeemed		713,550
Distributions to shareholders		202,794
Accrued expenses	+	96,007
Total liabilities		108,829,315
Net Assets
Total assets		1,354,982,732
Total liabilities	–	108,829,315
Net assets		$1,246,153,417
Net Assets by Source
Capital received from investors		1,349,076,013
Distributions in excess of net investment income		(1,359,373)
Net realized capital losses		(111,205,604)
Net unrealized capital appreciation		9,642,381

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,246,153,417		132,034,807		$9.44

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Schwab Total Bond Market Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$15,909,888
Dividends		42,262
Securities on loan, net	+	3,446
Total investment income		15,955,596
Expenses
Investment adviser and administrator fees		1,687,332
Shareholder service fees		1,675,813
Portfolio accounting fees		106,917
Custodian fees		39,683
Professional fees		35,267
Shareholder reports		24,072
Registration fees		17,395
Independent trustees' fees		10,588
Transfer agent fees		9,155
Interest expense		20
Other expenses	+	12,527
Total expenses		3,618,769
Expense reduction by CSIM and its affiliates	–	1,656,008
Net expenses	–	1,962,761
Net investment income		13,992,835
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,372,156
Net change in unrealized appreciation (depreciation) on investments	+	(49,846,198)
Net realized and unrealized losses		(47,474,042)
Decrease in net assets resulting from operations		($33,481,207)

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Total Bond Market Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$13,992,835	$27,399,322
Net realized gains		2,372,156	4,075,092
Net change in unrealized appreciation (depreciation)	+	(49,846,198)	42,531,968
Increase (decrease) in net assets from operations		(33,481,207)	74,006,382
Distributions to Shareholders
Distributions from net investment income		($15,352,251)	($29,470,942)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,481,527	$127,428,271	38,175,929	$363,714,788
Shares reinvested		1,478,592	14,048,166	2,790,524	26,761,380
Shares redeemed	+	(26,731,881)	(252,698,267)	(31,631,955)	(301,361,394)
Net transactions in fund shares		(11,771,762)	($111,221,830)	9,334,498	$89,114,774
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		143,806,569	$1,406,208,705	134,472,071	$1,272,558,491
Total increase (decrease)	+	(11,771,762)	(160,055,288)	9,334,498	133,650,214
End of period		132,034,807	$1,246,153,417	143,806,569	$1,406,208,705
Distributions in excess of net investment income / Net investment income not yet distributed			($1,359,373)		$43

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Schwab GNMA Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$10.21	$10.09	$10.15	$9.93	$10.61	$10.63
Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.15 [1]	0.14 [1]	0.18	0.08	0.19
Net realized and unrealized gains (losses)	(0.20)	0.21	0.04	0.31	(0.45)	0.21
Total from investment operations	(0.13)	0.36	0.18	0.49	(0.37)	0.40
Less distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.24)	(0.27)	(0.29)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.02)	(0.14)
Total distributions	(0.12)	(0.24)	(0.24)	(0.27)	(0.31)	(0.42)
Net asset value at end of period	$9.96	$10.21	$10.09	$10.15	$9.93	$10.61
Total return	(1.29%) [2]	3.55%	1.80%	5.04%	(3.55%)	3.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.57% [4]	0.56% [4]	0.57% [4]	0.57% [4]	0.55%
Gross operating expenses	0.62% [3]	0.64%	0.64%	0.66%	0.62%	0.60%
Net investment income (loss)	1.35% [3]	1.51%	1.41%	1.89%	1.34%	1.76%
Portfolio turnover rate[5]	158% [2]	363%	325% [6]	481%	401%	567%
Net assets, end of period (x 1,000,000)	$308	$353	$292	$289	$363	$638

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The expense ratio would have been 0.55%, if settlement expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 482% using previous methodology.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab GNMA Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
106.0%	Securitized	326,600,269	326,165,106
1.2%	Other Investment Company	3,768,950	3,768,950
9.8%	Short-Term Investment	29,993,750	29,995,110
117.0%	Total Investments	360,362,969	359,929,166
(4.5%)	TBA Sale Commitments	(13,762,266)	(13,773,021)
(12.5%)	Other Assets and Liabilities, Net		(38,467,904)
100.0%	Net Assets		307,688,241

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 106.0% of net assets

Collateralized Mortgage Obligations 1.5%
Fannie Mae REMICs
7.00%, 09/25/22 (b)(f)	39,329	42,538
4.50%, 07/25/38 to 09/25/39 (b)	1,895,607	1,940,942
Freddie Mac REMICs
4.50%, 02/15/19 (b)(f)	279,129	280,520
3.50%, 11/15/25 (b)	91,952	92,078
2.20%, 01/15/35 (b)	711,354	716,625
Ginnie Mae REMICs
6.00%, 08/20/33 (b)	7,266	7,274
5.00%, 08/20/34 (b)	28,089	28,377
4.50%, 09/16/34 to 11/20/38 (b)	368,650	375,929
4.75%, 01/20/35 (b)(f)	415,924	427,108
2.00%, 03/20/37 (b)	23,202	23,217
3.00%, 08/20/37 to 05/20/41 (b)	179,751	181,623
3.50%, 10/20/37 to 07/20/44 (b)	190,814	192,090
4.00%, 10/20/37 to 01/20/38 (b)	109,961	111,461
4.25%, 10/20/37 (b)	52,400	52,756
5.50%, 10/20/37 (b)	5,239	5,243
3.50%, 10/20/38 (b)(f)	101,647	102,274
		4,580,055

Mortgage-Backed Securities Pass-Through 104.5%
Fannie Mae
5.50%, 09/01/17 (b)(f)	6,367	6,391
5.49%, 09/01/29 to 09/01/31 (b)(f)	88,522	90,256
6.50%, 04/01/31 (b)(f)	84,327	92,287
5.45%, 12/01/31 to 07/01/32 (b)(f)	170,715	177,157
5.81%, 12/01/31 (b)(f)	65,141	73,283
Ginnie Mae
6.00%, 03/15/17 to 06/20/37 (b)(f)	465,224	529,544
7.00%, 05/15/17 (b)(f)	341	342
5.50%, 06/20/17 to 11/15/34 (b)(f)	4,989,479	5,610,515
5.00%, 11/15/17 to 04/20/40 (b)(f)	17,267,220	19,211,336
4.50%, 12/15/17 to 07/20/44 (b)(f)	12,113,961	13,181,263
5.00%, 08/15/18 to 05/15/40 (b)	2,785,724	3,116,830
4.50%, 08/20/19 to 12/20/45 (b)	10,840,242	11,919,873
4.00%, 06/20/20 to 10/20/45 (b)	7,835,762	8,324,422
5.50%, 05/15/22 to 04/15/38 (b)	2,863,478	3,231,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 10/15/23 (b)	6,025	6,615
6.50%, 11/20/23 to 07/15/31 (b)(f)	78,052	89,315
2.13%, 07/20/24 to 04/20/37 (a)(b)(f)	195,871	200,928
4.00%, 12/15/24 to 12/20/46 (b)(f)	30,388,717	32,209,613
3.00%, 02/15/26 to 10/20/46 (b)(f)	43,161,954	43,844,164
3.00%, 01/20/27 to 07/20/45 (b)	14,260,571	14,518,612
3.50%, 01/20/27 to 06/20/46 (b)	17,831,327	18,611,659
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,003,548	1,020,122
2.50%, 08/15/27 to 04/15/45 (b)	2,174,957	2,182,819
2.00%, 07/20/28 (b)(f)	123,425	122,285
6.00%, 01/15/29 to 12/20/38 (b)	1,466,483	1,672,120
2.25%, 12/20/30 (a)(b)(f)	41,835	43,202
2.00%, 02/20/32 (a)(b)(f)	19,744	20,519
2.63%, 08/20/33 (a)(b)(f)	71,582	71,888
3.50%, 09/15/41 to 09/20/46 (b)(f)	82,546,149	86,012,242
Ginnie Mae REMICs
1.88%, 04/16/32 (b)	29,064	29,027
4.50%, 08/20/36 (b)	239,750	240,821
Ginnie Mae TBA
2.50%, 03/01/47 (b)(e)	2,500,000	2,427,014
3.00%, 03/01/47 (b)(e)	36,500,000	36,936,289
3.50%, 03/01/47 (b)(e)	6,000,000	6,237,149
4.00%, 03/01/47 (b)(e)	9,000,000	9,523,551
		321,585,051
Total Securitized
(Cost $326,600,269)		326,165,106
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (c)	3,768,950	3,768,950
Total Other Investment Company
(Cost $3,768,950)		3,768,950
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 9.8% of net assets

Government Related 9.8%
Federal Home Loan Bank
0.51%, 03/16/17 (d)	30,000,000	29,995,110
Total Short-Term Investment
(Cost $29,993,750)		29,995,110

End of Investments.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab GNMA Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

At 02/28/17, the tax basis cost of the fund's investments was $360,779,459 and the unrealized appreciation and depreciation were $1,805,589 and ($2,655,882), respectively, with a net unrealized depreciation of ($850,293).
In addition to the above, the fund had the following TBA sale commitments at 02/28/17.
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TBA Sale Commitments (4.5%) of net assets

U.S. Government Agency Mortgages (4.5% )
Ginnie Mae TBA
5.00%, 03/21/47 (b)(e)	(9,000,000)	(9,875,479)
5.50%, 03/21/47 (b)(e)	(3,500,000)	(3,897,542)
Total TBA Sale Commitments
(Proceeds $13,762,266)		(13,773,021)
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit
TBA —	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securitized [1]	$—	$326,165,106	$—	$326,165,106
Other Investment Company[1]	3,768,950	—	—	3,768,950
Short-Term Investment[1]	—	29,995,110	—	29,995,110
Total	$3,768,950	$356,160,216	$—	$359,929,166
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($13,773,021)	$—	($13,773,021)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

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Schwab GNMA Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $360,362,969)		$359,929,166
Receivables:
Investments sold		8,379,634
Interest		914,544
Fund shares sold		361,444
Dividends		10,715
TBA sale commitment		13,762,266
Prepaid expenses	+	22,261
Total assets		383,380,030
Liabilities
TBA sale commitments, at value (proceeds $13,762,266)		13,773,021
Payables:
Investments bought - Delayed-delivery		61,217,656
Investment adviser and administrator fees		53,817
Shareholder service fees		58,670
Fund shares redeemed		307,806
Distributions to shareholders		176,285
Interest for TBA sale commitments		35,694
Accrued expenses	+	68,840
Total liabilities		75,691,789
Net Assets
Total assets		383,380,030
Total liabilities	–	75,691,789
Net assets		$307,688,241
Net Assets by Source
Capital received from investors		317,331,751
Distributions in excess of net investment income		(1,696,851)
Net realized capital losses		(7,502,101)
Net unrealized capital depreciation		(444,558)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$307,688,241		30,884,369		$9.96

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Schwab GNMA Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$3,117,082
Dividends	+	36,640
Total investment income		3,153,722
Expenses
Investment adviser and administrator fees		497,684
Shareholder service fees		407,360
Portfolio accounting fees		37,457
Professional fees		25,087
Custodian fees		23,293
Registration fees		14,934
Shareholder reports		12,715
Independent trustees' fees		6,324
Transfer agent fees		1,155
Other expenses	+	3,591
Total expenses		1,029,600
Expense reduction by CSIM and its affiliates	–	117,179
Net expenses	–	912,421
Net investment income		2,241,301
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,177,999)
Net change in unrealized appreciation (depreciation) on investments		(5,784,192)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	12,449
Net change in unrealized appreciation (depreciation)	+	(5,771,743)
Net realized and unrealized losses		(6,949,742)
Decrease in net assets resulting from operations		($4,708,441)

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Schwab GNMA Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$2,241,301	$4,794,610
Net realized gains (losses)		(1,177,999)	5,242,985
Net change in unrealized appreciation (depreciation)	+	(5,771,743)	1,059,434
Increase (decrease) in net assets from operations		(4,708,441)	11,097,029
Distributions to Shareholders
Distributions from net investment income		($3,932,982)	($7,332,367)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,949,914	$39,662,026	11,710,893	$119,140,165
Shares reinvested		280,102	2,813,093	513,971	5,230,514
Shares redeemed	+	(7,871,895)	(78,758,502)	(6,666,192)	(67,771,038)
Net transactions in fund shares		(3,641,879)	($36,283,383)	5,558,672	$56,599,641
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,526,248	$352,613,047	28,967,576	$292,248,744
Total increase (decrease)	+	(3,641,879)	(44,924,806)	5,558,672	60,364,303
End of period		30,884,369	$307,688,241	34,526,248	$352,613,047
Distributions in excess of net investment income			($1,696,851)		($5,170)

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Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$11.39	$10.94	$11.44	$11.07	$12.12	$11.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.17	0.08	0.27	0.19	0.23
Net realized and unrealized gains (losses)	(0.12)	0.39	(0.41)	0.33	(1.05)	0.66
Total from investment operations	(0.08)	0.56	(0.33)	0.60	(0.86)	0.89
Less distributions:
Distributions from net investment income	(0.20)	(0.08)	(0.15)	(0.23)	(0.18)	(0.33)
Distributions from net realized gains	—	(0.03)	(0.02)	—	(0.01)	(0.02)
Total distributions	(0.20)	(0.11)	(0.17)	(0.23)	(0.19)	(0.35)
Net asset value at end of period	$11.11	$11.39	$10.94	$11.44	$11.07	$12.12
Total return	(0.70%) [2]	5.22%	(2.90%)	5.44%	(7.19%)	7.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [3]	0.19%	0.16% [4]	0.19%	0.29% [5],[6]	0.29%
Gross operating expenses	0.60% [3]	0.61%	0.58% [4]	0.61%	0.67%	0.64%
Net investment income (loss)	0.78% [3]	1.54%	0.73%	2.43%	1.61%	1.97%
Portfolio turnover rate	8% [2]	24%	33%	27%	31%	32%
Net assets, end of period (x 1,000,000)	$333	$309	$274	$273	$294	$398

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net and gross operating expenses would have been 0.19% and 0.61%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
5
The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
6
Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.8%	Treasuries	319,828,334	332,835,443
0.2%	Other Investment Company	631,254	631,254
100.0%	Total Investments	320,459,588	333,466,697
(0.0%)	Other Assets and Liabilities, Net		(38,491)
100.0%	Net Assets		333,428,206

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/18	15,570,414	15,801,218
1.38%, 07/15/18	4,740,791	4,928,738
2.13%, 01/15/19	4,406,128	4,668,450
0.13%, 04/15/19	15,591,620	15,900,459
1.88%, 07/15/19	5,009,768	5,359,605
1.38%, 01/15/20	6,082,362	6,445,249
0.13%, 04/15/20	15,603,531	15,902,150
1.25%, 07/15/20	9,347,181	9,945,259
1.13%, 01/15/21	10,687,512	11,304,031
0.13%, 04/15/21	13,559,383	13,758,296
0.63%, 07/15/21	11,338,436	11,820,521
0.13%, 01/15/22	12,520,913	12,681,012
0.13%, 07/15/22	12,915,271	13,092,517
0.13%, 01/15/23	12,976,578	13,046,696
0.38%, 07/15/23	12,871,394	13,159,818
0.63%, 01/15/24	12,841,165	13,249,556
0.13%, 07/15/24	12,619,256	12,598,175
0.25%, 01/15/25	12,650,776	12,629,617
2.38%, 01/15/25	8,300,159	9,656,021
0.38%, 07/15/25	12,634,350	12,757,323
0.63%, 01/15/26	11,371,855	11,666,410
2.00%, 01/15/26	6,048,111	6,920,652
0.13%, 07/15/26	10,664,339	10,489,593
0.38%, 01/15/27	3,927,878	3,943,955
2.38%, 01/15/27	4,860,909	5,800,948
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 01/15/28	4,854,496	5,543,097
3.63%, 04/15/28	4,102,686	5,505,449
2.50%, 01/15/29	4,697,036	5,804,378
3.88%, 04/15/29	4,996,064	6,986,198
3.38%, 04/15/32	1,892,526	2,690,506
2.13%, 02/15/40	2,570,128	3,280,462
2.13%, 02/15/41	3,271,330	4,200,705
0.75%, 02/15/42	5,749,274	5,605,614
0.63%, 02/15/43	4,239,358	4,003,577
1.38%, 02/15/44	6,421,398	7,207,447
0.75%, 02/15/45	7,136,322	6,925,871
1.00%, 02/15/46	5,245,451	5,426,848
0.88%, 02/15/47	2,120,339	2,129,022
Total Treasuries
(Cost $319,828,334)		332,835,443
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (a)	631,254	631,254
Total Other Investment Company
(Cost $631,254)		631,254

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $323,369,980 and the unrealized appreciation and depreciation were $10,454,538 and ($357,821), respectively, with a net unrealized appreciation of $10,096,717.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$332,835,443	$—	$332,835,443
Other Investment Company[1]	631,254	—	—	631,254
Total	$631,254	$332,835,443	$—	$333,466,697
[1]	As categorized in Portfolio Holdings.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $320,459,588)		$333,466,697
Receivables:
Investments sold		1,566,967
Interest		402,209
Fund shares sold		374,466
Dividends	+	195
Total assets		335,810,534
Liabilities
Payables:
Investments bought		2,129,836
Shareholder service fees		8,332
Independent trustees' fees		45
Fund shares redeemed		182,374
Accrued expenses	+	61,741
Total liabilities		2,382,328
Net Assets
Total assets		335,810,534
Total liabilities	–	2,382,328
Net assets		$333,428,206
Net Assets by Source
Capital received from investors		324,093,295
Net investment income not yet distributed		81,126
Net realized capital losses		(3,753,324)
Net unrealized capital appreciation		13,007,109

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$333,428,206		30,006,309		$11.11

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income (Loss)
Interest		$1,525,181
Dividends	+	910
Total investment income		1,526,091
Expenses
Investment adviser and administrator fees		468,537
Shareholder service fees		346,408
Shareholder reports		28,642
Professional fees		26,155
Portfolio accounting fees		25,721
Registration fees		20,165
Custodian fees		9,597
Independent trustees' fees		6,340
Transfer agent fees		3,409
Other expenses	+	4,677
Total expenses		939,651
Expense reduction by CSIM and its affiliates	–	638,110
Net expenses	–	301,541
Net investment income		1,224,550
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(200,656)
Net change in unrealized appreciation (depreciation) on investments	+	(3,052,977)
Net realized and unrealized losses		(3,253,633)
Decrease in net assets resulting from operations		($2,029,083)

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$1,224,550	$4,288,374
Net realized losses		(200,656)	(1,106,342)
Net change in unrealized appreciation (depreciation)	+	(3,052,977)	10,813,939
Increase (decrease) in net assets from operations		(2,029,083)	13,995,971
Distributions to Shareholders
Distributions from net investment income		(5,550,029)	(2,012,737)
Distributions from net realized gains	+	—	(751,716)
Total distributions		($5,550,029)	($2,764,453)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,544,034	$61,658,995	6,958,434	$77,249,706
Shares reinvested		401,229	4,419,053	208,527	2,222,903
Shares redeemed	+	(3,108,384)	(34,493,512)	(5,046,770)	(55,428,669)
Net transactions in fund shares		2,836,879	$31,584,536	2,120,191	$24,043,940
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,169,430	$309,422,782	25,049,239	$274,147,324
Total increase	+	2,836,879	24,005,424	2,120,191	35,275,458
End of period		30,006,309	$333,428,206	27,169,430	$309,422,782
Net investment income not yet distributed			$81,126		$4,406,605

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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
Financial Highlights
2/23/17 [1]– 2/28/17*
Per-Share Data
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.02
Less distributions:
Distributions from net investment income	(0.00) [3]
Net asset value at end of period	$10.02
Total return	0.22% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total Expenses	0.04% [5]
Net investment income (loss)	2.24% [5]
Portfolio turnover rate	13% [4]
Net assets, end of period (x 1,000,000)	$206

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
26.3%	Corporates	54,135,976	54,235,058
37.7%	Treasuries	77,711,294	77,838,693
5.9%	Government Related	12,219,595	12,228,972
29.7%	Securitized	61,291,215	61,353,023
3.4%	Other Investment Company	6,955,012	6,955,012
23.3%	Short-Term Investment	48,000,000	48,000,000
126.3%	Total Investments	260,313,092	260,610,758
(26.3%)	Other Assets and Liabilities, Net		(54,283,076)
100.0%	Net Assets		206,327,682

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.3% of net assets

Financial Institutions 8.1%
Banking 6.2%
American Express Credit Corp.
2.20%, 03/03/20 (b)	500,000	499,480
Bank of America Corp.
5.65%, 05/01/18	450,000	469,840
2.65%, 04/01/19	200,000	202,795
2.63%, 04/19/21	450,000	450,807
5.70%, 01/24/22	200,000	225,081
4.45%, 03/03/26	200,000	207,812
3.50%, 04/19/26	500,000	497,309
Bank of Montreal
1.90%, 08/27/21	50,000	48,852
Barclays PLC
2.75%, 11/08/19	200,000	201,836
BNP Paribas S.A.
5.00%, 01/15/21	50,000	54,181
Capital One NA
2.95%, 07/23/21 (b)	250,000	253,401
Citigroup, Inc.
2.40%, 02/18/20	200,000	200,647
5.50%, 09/13/25	200,000	220,696
3.20%, 10/21/26 (b)	50,000	48,201
4.45%, 09/29/27	80,000	82,090
8.13%, 07/15/39	70,000	104,655
Deutsche Bank AG
3.13%, 01/13/21	200,000	199,889
Fifth Third Bancorp
2.88%, 07/27/20 (b)	75,000	76,451
HSBC Holdings PLC
3.40%, 03/08/21	200,000	205,127
6.50%, 09/15/37	500,000	623,905
JPMorgan Chase & Co.
2.25%, 01/23/20 (b)	1,000,000	1,005,655
4.25%, 10/15/20	200,000	213,623
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 08/15/21	200,000	214,649
3.20%, 01/25/23	200,000	202,819
3.30%, 04/01/26 (b)	150,000	148,380
5.60%, 07/15/41	100,000	121,049
Lloyds Bank PLC
6.38%, 01/21/21	175,000	199,247
Lloyds Banking Group PLC
4.65%, 03/24/26	200,000	205,091
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	200,000	195,136
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,368
3.66%, 02/28/27	200,000	202,188
Morgan Stanley
2.13%, 04/25/18	175,000	176,054
5.63%, 09/23/19	200,000	216,907
2.63%, 11/17/21	50,000	49,769
4.00%, 07/23/25	200,000	207,453
5.00%, 11/24/25	200,000	216,074
6.25%, 08/09/26	300,000	360,319
4.30%, 01/27/45	75,000	75,814
National City Corp.
6.88%, 05/15/19	190,000	209,445
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	100,000	93,292
Synchrony Financial
2.70%, 02/03/20 (b)	200,000	201,251
4.50%, 07/23/25 (b)	200,000	209,948
The Goldman Sachs Group, Inc.
7.50%, 02/15/19	200,000	221,167
5.25%, 07/27/21	400,000	440,547
5.75%, 01/24/22	200,000	225,323
3.85%, 07/08/24 (b)	200,000	206,006
6.25%, 02/01/41	150,000	190,036
The Toronto-Dominion Bank
2.50%, 12/14/20	75,000	75,583
Wells Fargo & Co.
2.13%, 04/22/19 (h)	500,000	502,776
2.10%, 07/26/21	200,000	196,092
3.45%, 02/13/23	200,000	202,974
3.30%, 09/09/24	200,000	201,498
4.30%, 07/22/27	150,000	156,351
Wells Fargo Bank NA
1.75%, 05/24/19	200,000	199,850
Westpac Banking Corp.
2.60%, 11/23/20	200,000	201,425
		12,817,214
Brokerage/Asset Managers/Exchanges 0.1%
BlackRock, Inc.
3.50%, 03/18/24	200,000	209,798

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.1%
GATX Corp.
2.60%, 03/30/20 (b)	50,000	50,562
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	215,514
		266,076
Insurance 1.1%
Aetna, Inc.
4.38%, 06/15/46 (b)	60,000	60,903
Aflac, Inc.
3.63%, 11/15/24	100,000	103,618
American International Group, Inc.
4.50%, 07/16/44 (b)	65,000	63,808
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	200,000	209,211
Humana, Inc.
3.85%, 10/01/24 (b)	65,000	66,602
Lincoln National Corp.
8.75%, 07/01/19	100,000	114,885
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	108,607
4.60%, 05/15/44	450,000	477,706
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	200,000	222,228
8.13%, 06/15/68 (a)(b)	100,000	107,250
UnitedHealth Group, Inc.
3.75%, 07/15/25	200,000	209,747
Voya Financial, Inc.
5.70%, 07/15/43	350,000	394,176
		2,138,741
REITs 0.6%
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	200,000	206,892
ProLogis LP
4.25%, 08/15/23 (b)	950,000	1,016,507
Vornado Realty LP
2.50%, 06/30/19 (b)	75,000	75,450
		1,298,849
		16,730,678

Industrial 15.8%
Basic Industry 0.6%
Airgas, Inc.
3.05%, 08/01/20 (b)	58,000	59,697
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	322,723
5.70%, 05/30/41	100,000	115,342
Eastman Chemical Co.
2.70%, 01/15/20 (b)	193,000	195,976
Ecolab, Inc.
4.35%, 12/08/21	80,000	86,767
Packaging Corp. of America
4.50%, 11/01/23 (b)	200,000	212,451
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	67,000	67,214
Vale Overseas Ltd.
6.88%, 11/10/39	200,000	219,250
		1,279,420
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 1.4%
Caterpillar, Inc.
3.40%, 05/15/24 (b)	135,000	140,296
Fortive Corp.
3.15%, 06/15/26 (b)(c)	150,000	149,003
General Electric Co.
3.15%, 09/07/22	750,000	776,504
3.45%, 05/15/24 (b)	200,000	208,760
5.88%, 01/14/38	70,000	89,915
4.13%, 10/09/42	250,000	260,365
Honeywell International, Inc.
1.85%, 11/01/21 (b)	100,000	98,260
Johnson Controls International plc
5.13%, 09/14/45 (b)(h)	500,000	562,634
L3 Technologies, Inc.
4.95%, 02/15/21 (b)	73,000	78,712
Lockheed Martin Corp.
4.70%, 05/15/46 (b)	66,000	72,665
United Technologies Corp.
4.50%, 06/01/42	100,000	107,584
Vulcan Materials Co.
7.50%, 06/15/21	65,000	76,700
Waste Management, Inc.
4.75%, 06/30/20	75,000	81,111
4.10%, 03/01/45 (b)	200,000	204,208
		2,906,717
Communications 2.8%
21st Century Fox America, Inc.
4.50%, 02/15/21	75,000	80,467
American Tower Corp.
5.00%, 02/15/24	575,000	622,957
AT&T, Inc.
4.75%, 05/15/46 (b)	50,000	46,935
CBS Corp.
7.88%, 07/30/30	50,000	67,613
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (b)	55,000	57,790
6.48%, 10/23/45 (b)	50,000	58,236
Comcast Corp.
6.45%, 03/15/37	75,000	96,553
6.95%, 08/15/37	69,000	93,500
4.60%, 08/15/45 (b)	200,000	208,403
Crown Castle International Corp.
5.25%, 01/15/23	580,000	635,651
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	50,000	74,124
Discovery Communications LLC
4.90%, 03/11/26 (b)(g)	600,000	631,763
6.35%, 06/01/40	300,000	320,842
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	100,000	103,988
Orange S.A.
9.00%, 03/01/31 (a)	50,000	74,995
Pacific Bell Telephone Co.
7.13%, 03/15/26	200,000	244,876
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	75,000	75,739
The Walt Disney Co.
3.00%, 02/13/26	200,000	200,527
1.85%, 07/30/26	50,000	45,323

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner Cable, LLC
5.88%, 11/15/40 (b)	200,000	217,515
Time Warner, Inc.
3.88%, 01/15/26 (b)	200,000	200,784
6.50%, 11/15/36	75,000	90,111
Verizon Communications, Inc.
4.50%, 09/15/20	300,000	320,396
5.15%, 09/15/23	200,000	220,141
4.40%, 11/01/34 (b)	200,000	192,580
4.27%, 01/15/36	250,000	236,837
4.75%, 11/01/41	200,000	194,361
4.86%, 08/21/46	50,000	48,951
4.52%, 09/15/48	200,000	184,349
Vodafone Group PLC
2.95%, 02/19/23	50,000	49,208
WPP Finance 2010
3.75%, 09/19/24	100,000	101,622
		5,797,137
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	200,000	201,657
CVS Health Corp.
1.90%, 07/20/18	750,000	753,510
2.75%, 12/01/22 (b)	200,000	198,417
5.13%, 07/20/45 (b)	275,000	307,555
Delphi Corp.
4.15%, 03/15/24 (b)	100,000	104,608
Ford Motor Co.
4.75%, 01/15/43	75,000	72,397
Ford Motor Credit Co., LLC
3.34%, 03/18/21	200,000	203,862
General Motors Co.
4.88%, 10/02/23	200,000	214,932
General Motors Financial Co., Inc.
3.70%, 05/09/23 (b)	200,000	202,252
Kohl's Corp.
4.25%, 07/17/25 (b)	65,000	63,076
Lowe's Cos., Inc.
3.38%, 09/15/25 (b)	200,000	205,112
Marriott International, Inc.
2.88%, 03/01/21 (b)	100,000	101,185
McDonald's Corp.
4.88%, 12/09/45 (b)	75,000	81,056
QVC, Inc.
4.38%, 03/15/23	100,000	101,173
Starbucks Corp.
3.85%, 10/01/23 (b)	50,000	53,972
Target Corp.
4.00%, 07/01/42	75,000	73,857
The Home Depot, Inc.
2.00%, 06/15/19 (b)	100,000	100,864
Toyota Motor Credit Corp.
1.55%, 07/13/18	200,000	200,161
3.40%, 09/15/21	200,000	208,240
2.63%, 01/10/23	100,000	99,935
Visa, Inc.
4.30%, 12/14/45 (b)	100,000	107,582
Wal-Mart Stores, Inc.
6.50%, 08/15/37	50,000	67,908
5.63%, 04/15/41	75,000	93,733
		3,817,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 3.7%
Abbott Laboratories
4.90%, 11/30/46 (b)	76,000	79,325
AbbVie, Inc.
2.00%, 11/06/18	200,000	201,110
3.60%, 05/14/25 (b)	200,000	199,510
Actavis Funding SCS
3.80%, 03/15/25 (b)	200,000	202,462
Altria Group, Inc.
5.38%, 01/31/44	200,000	233,917
Amgen, Inc.
4.66%, 06/15/51 (b)	75,000	76,002
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	200,000	200,753
4.70%, 02/01/36 (b)	75,000	80,910
4.90%, 02/01/46 (b)	300,000	330,614
Baxter International, Inc.
2.60%, 08/15/26 (b)	79,000	74,281
Becton Dickinson & Co.
3.73%, 12/15/24 (b)	102,000	105,659
Biogen, Inc.
3.63%, 09/15/22	150,000	155,458
Boston Scientific Corp.
3.85%, 05/15/25	75,000	76,623
Bristol-Myers Squibb Co.
3.25%, 11/01/23	69,000	71,135
3.25%, 02/27/27	200,000	199,923
Celgene Corp.
2.88%, 08/15/20	200,000	203,284
3.55%, 08/15/22	100,000	103,029
3.63%, 05/15/24 (b)	200,000	201,993
Constellation Brands, Inc.
4.25%, 05/01/23	100,000	106,033
Diageo Capital PLC
4.83%, 07/15/20	100,000	108,488
2.63%, 04/29/23 (b)	50,000	49,948
Eli Lilly & Co.
2.75%, 06/01/25 (b)	50,000	49,710
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	200,000	215,943
5.65%, 12/01/41 (b)	200,000	230,984
4.75%, 03/01/46 (b)	75,000	78,147
Johnson & Johnson
3.38%, 12/05/23	50,000	52,732
2.45%, 03/01/26 (b)	100,000	96,314
Kraft Heinz Foods Co.
3.50%, 06/06/22	200,000	204,845
Mattel, Inc.
2.35%, 05/06/19	75,000	75,236
McKesson Corp.
2.28%, 03/15/19	200,000	201,184
Medtronic, Inc.
1.50%, 03/15/18	200,000	200,367
3.13%, 03/15/22 (b)	200,000	204,805
4.63%, 03/15/45	90,000	97,911
Merck & Co., Inc.
3.88%, 01/15/21 (b)	100,000	106,390
2.75%, 02/10/25 (b)	150,000	148,898
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	200,000	195,884

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
6.13%, 08/23/18	134,000	142,595
5.38%, 02/10/20	61,000	66,101
Newell Brands, Inc.
3.15%, 04/01/21 (b)	150,000	153,125
Novartis Capital Corp.
3.40%, 05/06/24	100,000	103,675
Pfizer, Inc.
7.20%, 03/15/39	65,000	94,203
Philip Morris International, Inc.
6.38%, 05/16/38	100,000	128,817
Quest Diagnostics, Inc.
4.70%, 04/01/21	200,000	216,206
3.50%, 03/30/25 (b)	70,000	70,195
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	85,000	81,202
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	200,000	185,505
The Coca-Cola Co.
2.88%, 10/27/25	100,000	99,716
2.25%, 09/01/26	200,000	188,615
The JM Smucker Co.
3.50%, 03/15/25	275,000	280,254
The Kroger Co.
6.15%, 01/15/20	100,000	110,739
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	88,000	93,063
Tyson Foods, Inc.
3.95%, 08/15/24 (b)	30,000	30,752
Unilever Capital Corp.
4.25%, 02/10/21	200,000	215,259
Zoetis, Inc.
3.25%, 02/01/23 (b)	70,000	70,946
		7,550,775
Energy 2.6%
BP Capital Markets PLC
2.52%, 01/15/20	133,000	134,561
Chevron Corp.
2.95%, 05/16/26 (b)	100,000	98,853
ConocoPhillips Co.
4.95%, 03/15/26 (b)	50,000	55,487
6.50%, 02/01/39	70,000	88,405
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	200,000	209,210
Energy Transfer Partners LP
5.20%, 02/01/22 (b)(h)	500,000	542,862
6.50%, 02/01/42 (b)	350,000	396,359
6.13%, 12/15/45 (b)	270,000	298,965
Enterprise Products Operating LLC
3.75%, 02/15/25 (b)	150,000	152,855
EOG Resources, Inc.
2.63%, 03/15/23 (b)	110,000	107,388
3.90%, 04/01/35 (b)	200,000	195,220
Exxon Mobil Corp.
4.11%, 03/01/46 (b)	100,000	104,322
Halliburton Co.
3.50%, 08/01/23 (b)	100,000	102,788
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	400,000	407,425
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	100,000	100,450
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pioneer Natural Resources Co.
6.88%, 05/01/18	100,000	105,801
7.50%, 01/15/20	200,000	227,326
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (b)	500,000	550,000
Shell International Finance BV
3.25%, 05/11/25	80,000	80,795
6.38%, 12/15/38	80,000	105,139
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	200,000	204,833
5.95%, 12/01/34	750,000	899,758
Total Capital International S.A.
3.75%, 04/10/24	100,000	104,806
		5,273,608
Technology 2.4%
Agilent Technologies, Inc.
3.88%, 07/15/23 (b)	80,000	83,348
Apple, Inc.
2.50%, 02/09/25	100,000	96,771
3.25%, 02/23/26 (b)	80,000	81,298
4.65%, 02/23/46 (b)	285,000	310,655
Cisco Systems, Inc.
3.50%, 06/15/25	200,000	208,760
Corning, Inc.
1.50%, 05/08/18	100,000	99,921
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (b)(c)	350,000	367,378
6.02%, 06/15/26 (b)(c)	200,000	220,302
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	150,000	154,069
6.35%, 10/15/45 (b)	200,000	209,537
HP, Inc.
4.65%, 12/09/21	100,000	107,273
Microsoft Corp.
1.00%, 05/01/18	200,000	199,649
1.30%, 11/03/18	200,000	200,095
3.30%, 02/06/27 (b)	250,000	255,337
3.45%, 08/08/36 (b)	100,000	95,893
4.45%, 11/03/45 (b)	200,000	212,770
3.70%, 08/08/46 (b)	200,000	189,733
4.25%, 02/06/47 (b)	500,000	518,370
Oracle Corp.
1.90%, 09/15/21 (b)	200,000	196,617
3.63%, 07/15/23	200,000	210,563
2.95%, 05/15/25 (b)	200,000	198,231
5.38%, 07/15/40	50,000	58,914
4.00%, 07/15/46 (b)	70,000	68,402
Seagate HDD Cayman
3.75%, 11/15/18	100,000	103,138
4.75%, 06/01/23	200,000	200,125
4.88%, 06/01/27 (b)	200,000	186,889
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	200,000	193,142
		5,027,180
Transportation 0.4%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (b)	100,000	113,530
CSX Corp.
3.70%, 10/30/20 (b)	250,000	261,866

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
4.16%, 07/15/22 (b)	500,000	540,121
		915,517
		32,567,398

Utility 2.4%
Electric 2.2%
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	100,000	126,396
Dominion Resources, Inc.
2.85%, 08/15/26 (b)	300,000	284,257
5.75%, 10/01/54 (a)(b)	250,000	262,500
DTE Energy Co.
2.85%, 10/01/26 (b)	100,000	93,891
Duke Energy Carolinas LLC
4.25%, 12/15/41 (b)	55,000	57,591
Duke Energy Corp.
2.65%, 09/01/26 (b)	750,000	706,189
3.75%, 09/01/46 (b)	90,000	83,206
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	200,000	206,661
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	200,000	202,625
6.25%, 10/01/39	200,000	205,850
Georgia Power Co.
2.00%, 03/30/20	1,000,000	999,520
Indiana Michigan Power Co.
4.55%, 03/15/46 (b)	250,000	268,514
Pacific Gas & Electric Co.
5.40%, 01/15/40	100,000	120,445
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	200,000	203,578
Public Service Co. of New Mexico
7.95%, 05/15/18	200,000	214,735
Southern Power Co.
4.95%, 12/15/46 (b)	200,000	203,116
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	377,073
		4,616,147
Natural Gas 0.2%
Southern California Gas Co.
3.15%, 09/15/24 (b)	50,000	51,206
2.60%, 06/15/26 (b)	200,000	194,228
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (b)	75,000	75,401
		320,835
		4,936,982
Total Corporates
(Cost $54,135,976)		54,235,058

Treasuries 37.7% of net assets
Bonds
9.13%, 05/15/18 (h)	3,750,000	4,115,550
8.75%, 08/15/20 (h)	500,000	620,049
8.13%, 05/15/21	250,000	314,121
6.25%, 08/15/23 (h)	950,000	1,189,022
6.13%, 11/15/27 (h)	1,000,000	1,350,898
5.25%, 02/15/29 (h)	100,000	128,772
5.38%, 02/15/31 (h)	930,000	1,248,525
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 02/15/36	190,000	242,885
4.75%, 02/15/37	30,000	39,454
5.00%, 05/15/37	70,000	94,910
4.50%, 05/15/38	220,000	281,308
4.25%, 05/15/39 (h)	490,000	602,815
4.50%, 08/15/39	280,000	356,098
4.63%, 02/15/40	1,000,000	1,294,121
3.88%, 08/15/40 (h)	730,000	850,293
4.25%, 11/15/40	270,000	332,153
4.75%, 02/15/41 (h)	440,000	580,783
3.13%, 02/15/42	380,000	391,734
3.00%, 05/15/42	100,000	100,797
2.75%, 08/15/42	630,000	605,354
3.13%, 02/15/43 (h)	2,300,000	2,365,989
3.63%, 08/15/43	260,000	292,205
3.75%, 11/15/43	370,000	425,038
3.00%, 11/15/44	160,000	160,669
2.50%, 02/15/45 (h)	560,000	507,959
3.00%, 05/15/45	250,000	250,918
2.88%, 08/15/45	250,000	244,844
2.25%, 08/15/46	210,000	179,608
2.88%, 11/15/46 (h)	1,820,000	1,785,058
3.00%, 02/15/47	600,000	603,844
Notes
0.75%, 03/31/18	500,000	498,838
0.88%, 03/31/18 (h)	1,900,000	1,898,182
2.38%, 05/31/18 (h)	500,000	508,496
1.38%, 07/31/18 (h)	1,000,000	1,004,668
1.38%, 09/30/18 (h)	500,000	502,119
1.25%, 10/31/18 (h)	900,000	901,669
1.00%, 11/30/18 (h)	600,000	598,488
1.25%, 11/30/18 (h)	520,000	520,843
1.13%, 01/15/19	500,000	499,375
1.13%, 01/31/19 (h)	1,950,000	1,947,143
1.50%, 01/31/19 (h)	500,000	502,773
1.13%, 02/28/19	1,600,000	1,597,282
1.50%, 02/28/19	380,000	382,063
1.00%, 03/15/19 (h)	800,000	796,218
1.63%, 04/30/19 (h)	550,000	554,189
1.50%, 05/31/19 (h)	4,500,000	4,521,357
1.63%, 06/30/19	480,000	483,347
1.63%, 08/31/19 (h)	500,000	503,301
1.50%, 11/30/19	500,000	500,976
1.63%, 12/31/19 (h)	4,700,000	4,723,223
1.38%, 01/15/20 (h)	2,680,000	2,674,243
1.38%, 01/31/20 (h)	1,500,000	1,496,425
1.38%, 02/15/20	3,600,000	3,590,226
3.63%, 02/15/20 (h)	500,000	531,230
3.50%, 05/15/20	250,000	265,230
2.00%, 07/31/20	450,000	455,950
2.63%, 11/15/20	400,000	413,734
2.38%, 12/31/20	250,000	256,289
1.13%, 06/30/21 (h)	1,000,000	971,387
2.13%, 09/30/21 (h)	1,280,000	1,294,900
2.00%, 11/15/21 (h)	970,000	975,703
1.75%, 11/30/21 (h)	3,850,000	3,829,699
1.88%, 01/31/22 (h)	2,450,000	2,448,469
1.75%, 02/28/22	300,000	297,662
1.88%, 02/28/22	2,700,000	2,699,579
1.75%, 03/31/22	500,000	495,781
2.13%, 06/30/22 (h)	500,000	503,945
1.88%, 08/31/22	300,000	298,055
2.75%, 11/15/23 (h)	500,000	518,408
2.13%, 11/30/23 (h)	700,000	698,769
2.25%, 12/31/23	130,000	130,703
2.25%, 01/31/24 (h)	5,100,000	5,124,403
2.75%, 02/15/24	450,000	466,524
2.25%, 11/15/24	500,000	499,561

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 08/15/25	500,000	487,461
1.50%, 08/15/26	500,000	463,165
2.25%, 02/15/27	960,000	950,868
Total Treasuries
(Cost $77,711,294)		77,838,693

Government Related 5.9% of net assets

Agency 2.2%
Foreign 1.3%
Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
1.88%, 06/30/20 (d)	1,000,000	1,000,909
2.13%, 03/07/22 (d)	500,000	499,408
2.50%, 11/20/24 (d)(h)	700,000	704,121
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	200,000	201,663
2.00%, 01/13/25 (d)	100,000	96,651
		2,502,752
Japan 0.1%
Japan Finance Corp.
1.75%, 11/13/18	200,000	199,901
		2,702,653
U.S. 0.9%
Fannie Mae
2.00%, 01/05/22	100,000	100,137
1.88%, 09/24/26	500,000	465,883
Federal Home Loan Bank
1.25%, 01/16/19	500,000	500,014
1.38%, 11/15/19	500,000	498,589
Freddie Mac
1.50%, 01/17/20	250,000	249,683
		1,814,306
		4,516,959

Local Authority 0.9%
Foreign 0.5%
Canada 0.5%
Province of Manitoba
1.75%, 05/30/19	100,000	100,214
3.05%, 05/14/24	200,000	205,078
Province of Ontario
4.40%, 04/14/20	300,000	321,651
Province of Quebec
3.50%, 07/29/20	75,000	78,719
7.50%, 09/15/29	200,000	284,052
		989,714
		989,714
U.S. 0.4%
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	600,000	859,758
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	102,000	94,701
		954,459
		1,944,173

Sovereign 0.7%
Hungary 0.2%
Hungary Government International Bond
6.38%, 03/29/21	400,000	449,270
Italy 0.1%
Republic of Italy
5.38%, 06/15/33	250,000	273,108
Mexico 0.1%
United Mexican States
4.75%, 03/08/44	100,000	95,500
5.75%, 10/12/49	70,000	68,005
		163,505
Peru 0.3%
Republic of Peru
7.13%, 03/30/19	200,000	222,200
5.63%, 11/18/50	295,000	348,838
		571,038
		1,456,921

Supranational* 2.1%
Corp. Andina de Fomento
2.00%, 05/10/19	150,000	150,591
European Investment Bank
2.13%, 04/13/26	1,500,000	1,441,601
Inter-American Development Bank
2.13%, 01/18/22	1,500,000	1,505,922
International Bank for Reconstruction & Development
2.13%, 11/01/20	1,200,000	1,212,805
		4,310,919
Total Government Related
(Cost $12,219,595)		12,228,972

Securitized 29.7% of net assets

Asset-Backed Securities 0.4%
Automobile 0.2%
Honda Auto Receivables Owner Trust
Series 2016-2 Class A4
1.62%, 08/15/22 (b)	200,000	198,858
Mercedes-Benz Auto Receivables Trust
Series 2015-1 Class A4
1.75%, 12/15/21 (b)	200,000	200,286
		399,144
Credit Card 0.2%
Chase Issuance Trust
Series 2016-A5 Class A5
1.27%, 07/15/21 (b)	175,000	173,121

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Card Execution Note Trust
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	350,000	349,715
		522,836
		921,980

Commercial Mortgage-Backed Securities 1.7%
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	400,000	419,881
Fannie Mae-Aces
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(b)	140,000	139,566
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K028 Class A2
3.11%, 02/25/23 (b)	300,000	311,402
Series K035 Class A1
2.62%, 03/25/23 (b)	248,277	252,195
Series K037 Class A1
2.59%, 04/25/23 (b)	397,368	403,654
Series K044 Class A2
2.81%, 01/25/25 (b)	100,000	100,749
Series K052 Class A2
3.15%, 11/25/25 (b)	100,000	102,646
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	200,000	216,661
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)(h)	630,000	678,477
Series 2013-C13 Class A4
4.04%, 11/15/46 (b)	300,000	321,599
Wells Fargo Commercial Mortgage Trust
Series 2013-SG1 Class A2
2.97%, 12/15/47 (b)	215,000	220,069
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (b)	200,000	203,388
Series 2013-C33 Class A3
3.16%, 03/15/59 (b)	155,000	155,504
		3,525,791

Mortgage-Backed Securities Pass-Through 27.6%
Fannie Mae
3.50%, 03/01/26 to 09/01/46 (b)	6,118,833	6,297,824
4.00%, 11/01/29 to 07/01/46 (b)	4,291,423	4,530,085
3.00%, 02/01/30 to 05/01/46 (b)	7,169,141	7,194,273
2.50%, 10/01/30 to 12/01/46 (b)	1,963,916	1,976,756
2.00%, 01/01/32 (b)	148,258	144,496
5.50%, 05/01/34 to 02/01/42 (b)	638,315	716,838
6.00%, 02/01/36 (b)	402,393	458,314
6.50%, 10/01/36 (b)	43,328	49,102
5.00%, 11/01/36 to 05/01/40 (b)	771,692	852,948
4.50%, 12/01/41 to 01/01/45 (b)	1,532,429	1,651,934
Fannie Mae TBA
3.00%, 03/01/47 (b)(g)	700,000	695,352
3.50%, 03/01/47 (b)(g)	1,000,000	1,025,156
Freddie Mac
2.50%, 01/01/30 to 01/01/32 (b)	1,357,435	1,367,460
3.00%, 07/01/30 to 11/01/45 (b)	4,784,667	4,798,515
2.00%, 12/01/31 (b)	156,738	152,809
3.50%, 02/01/37 to 03/01/45 (b)	4,037,097	4,155,290
5.00%, 02/01/38 to 04/01/44 (b)	482,891	533,575
6.00%, 02/01/38 (b)	255,223	290,175
6.50%, 07/01/38 (b)	51,287	58,852
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 09/01/40 (b)	230,599	257,712
4.50%, 03/01/41 to 07/01/42 (b)	891,559	961,047
4.00%, 03/01/44 to 09/01/46 (b)	2,143,344	2,256,368
Freddie Mac TBA
3.00%, 03/01/47 (b)(g)	500,000	496,261
Ginnie Mae
2.50%, 01/20/32 (b)	139,147	141,554
5.50%, 10/20/38 (b)	218,712	242,697
5.00%, 11/20/38 to 03/15/44 (b)	548,173	603,958
4.50%, 05/20/41 to 06/20/44 (b)	1,225,779	1,319,585
3.50%, 09/20/43 to 06/20/46 (b)	5,224,481	5,448,143
4.00%, 02/20/44 to 01/20/47 (b)	2,541,983	2,696,452
3.00%, 11/20/45 (b)	4,301,877	4,360,478
2.50%, 01/20/47 (b)	149,594	145,461
Ginnie Mae TBA
3.00%, 03/01/47 (b)(g)	500,000	505,977
3.50%, 03/21/47 (b)(g)	500,000	519,805
		56,905,252
Total Securitized
(Cost $61,291,215)		61,353,023
Security	Number of Shares	Value ($)
Other Investment Company 3.4% of net assets

Money Market Fund 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)	6,955,012	6,955,012
Total Other Investment Company
(Cost $6,955,012)		6,955,012

Short-Term Investment 23.3% of net assets

Government Related 23.3%
Federal Home Loan Bank
0.30%, 03/01/17 (f)	48,000,000	48,000,000
Total Short-Term Investment
(Cost $48,000,000)		48,000,000

End of Investments.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

At 02/28/17, the tax basis cost of the fund's investments was $260,313,504 and the unrealized appreciation and depreciation were $400,868 and ($103,614), respectively, with a net unrealized appreciation of $297,254.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $952,197 or 0.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
TBA —	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$54,235,058	$—	$54,235,058
Treasuries	—	77,838,693	—	77,838,693
Government Related[1]	—	12,228,972	—	12,228,972
Securitized [1]	—	61,353,023	—	61,353,023
Other Investment Company[1]	6,955,012	—	—	6,955,012
Short-Term Investment[1]	—	48,000,000	—	48,000,000
Total	$6,955,012	$253,655,746	$—	$260,610,758
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $260,313,092)		$260,610,758
Cash		3,355,767
Receivables:
Investments sold		7,734,161
Fund shares sold		19,709,210
Interest		1,031,930
Dividends	+	3,390
Total assets		292,445,216
Liabilities
Payables:
Investments bought		82,238,710
Investments bought — Delayed-delivery		3,878,060
Investment adviser fees	+	764
Total liabilities		86,117,534
Net Assets
Total assets		292,445,216
Total liabilities	–	86,117,534
Net assets		$206,327,682
Net Assets by Source
Capital received from investors		205,988,757
Net investment income not yet distributed		28
Net realized capital gains		41,231
Net unrealized capital appreciation		297,666

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$206,327,682		20,584,372		$10.02

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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period February 23, 2017* through February 28, 2017; unaudited
Investment Income
Interest		$40,251
Dividends	+	3,390
Total investment income		43,641
Expenses
Investment adviser fees		764
Total expenses	–	764
Net investment income		42,877
Realized and Unrealized Gains (Losses)
Net realized gains on investments		41,231
Net change in unrealized appreciation (depreciation) on investments	+	297,666
Net realized and unrealized gains		338,897
Increase in net assets resulting from operations		$381,774
*	Commencement of operations.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on February 23, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	2/23/17*-2/28/17
Net investment income		$42,877
Net realized gains		41,231
Net change in unrealized appreciation (depreciation)	+	297,666
Increase in net assets from operations		381,774
Distributions to Shareholders
Distributions from net investment income		(42,849)

Transactions in Fund Shares
		2/23/17*-2/28/17
		SHARES	VALUE
Shares sold		20,580,096	$205,945,908
Shares reinvested		4,276	42,849
Shares redeemed	+	—	—
Net transactions in fund shares		20,584,372	$205,988,757
Shares Outstanding and Net Assets
		2/23/17*-2/28/17
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	20,584,372	206,327,682
End of period		20,584,372	$206,327,682
Net investment income not yet distributed			$28
*	Commencement of operations.

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Schwab Short-Term Bond Index Fund
Financial Statements
Financial Highlights
2/23/17 [1]– 2/28/17*
Per-Share Data
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Net asset value at end of period	$10.00
Total return	0.02% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total Expenses	0.06% [5]
Net investment income (loss)	2.34% [5]
Portfolio turnover rate	15% [4]
Net assets, end of period (x 1,000,000)	$79

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
27.2%	Corporates	21,543,667	21,537,423
62.0%	Treasuries	49,155,730	49,148,965
10.1%	Government Related	7,979,158	7,992,267
1.3%	Other Investment Company	990,974	990,974
2.5%	Short-Term Investment	2,000,000	2,000,000
103.1%	Total Investments	81,669,529	81,669,629
(3.1%)	Other Assets and Liabilities, Net		(2,418,452)
100.0%	Net Assets		79,251,177

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.2% of net assets

Financial Institutions 11.2%
Banking 9.1%
American Express Credit Corp.
2.60%, 09/14/20 (b)	300,000	303,584
Bank of America Corp.
2.60%, 01/15/19	300,000	303,951
5.63%, 07/01/20	200,000	220,633
5.00%, 05/13/21	350,000	381,363
BNP Paribas S.A.
5.00%, 01/15/21	100,000	108,361
Citigroup, Inc.
2.55%, 04/08/19	150,000	151,775
2.65%, 10/26/20	400,000	402,919
4.50%, 01/14/22	100,000	107,045
Deutsche Bank AG
3.38%, 05/12/21	100,000	100,627
HSBC USA, Inc.
2.25%, 06/23/19	400,000	400,885
JPMorgan Chase & Co.
2.20%, 10/22/19	500,000	503,098
4.25%, 10/15/20	100,000	106,812
Lloyds Bank PLC
6.38%, 01/21/21	125,000	142,319
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	300,000	303,404
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,368
Morgan Stanley
2.13%, 04/25/18	200,000	201,205
7.30%, 05/13/19	500,000	555,511
2.63%, 11/17/21	100,000	99,538
Royal Bank of Canada
2.15%, 03/15/19	300,000	302,277
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21	150,000	148,069
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of Nova Scotia
2.05%, 10/30/18	150,000	151,084
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	200,000	209,570
2.63%, 01/31/19	100,000	101,303
5.38%, 03/15/20	300,000	325,858
2.75%, 09/15/20 (b)	200,000	201,989
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	108,145
4.38%, 08/11/20	95,000	101,522
The Toronto-Dominion Bank
2.63%, 09/10/18	150,000	152,312
US Bancorp
1.95%, 11/15/18 (b)	100,000	100,765
Wells Fargo & Co.
2.15%, 01/15/19	100,000	100,834
2.10%, 07/26/21	300,000	294,138
Westpac Banking Corp.
2.25%, 01/17/19	200,000	201,319
2.30%, 05/26/20	150,000	150,280
		7,242,863
Brokerage/Asset Managers/Exchanges 0.3%
Nomura Holdings, Inc.
2.75%, 03/19/19	200,000	202,470
Finance Companies 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	150,000	155,129
Insurance 1.1%
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	100,858
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	300,000	301,515
Prudential Financial, Inc.
5.38%, 06/21/20	350,000	383,637
UnitedHealth Group, Inc.
1.70%, 02/15/19	100,000	100,187
		886,197
REITs 0.5%
ProLogis LP
2.75%, 02/15/19 (b)	400,000	406,145
		8,892,804

Industrial 14.7%
Basic Industry 0.8%
Barrick North America Finance LLC
4.40%, 05/30/21	125,000	134,468

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale Overseas Ltd.
5.63%, 09/15/19	300,000	321,750
4.38%, 01/11/22	100,000	103,700
Westlake Chemical Corp.
4.63%, 02/15/21 (b)(c)	50,000	52,010
		611,928
Capital Goods 1.5%
Caterpillar, Inc.
3.90%, 05/27/21	300,000	320,814
Deere & Co.
4.38%, 10/16/19	125,000	132,915
General Electric Capital Corp.
4.38%, 09/16/20	200,000	215,869
General Electric Co.
5.55%, 05/04/20	250,000	278,517
United Technologies Corp.
1.78%, 05/04/18 (a)	125,000	125,192
Waste Management, Inc.
6.10%, 03/15/18	125,000	130,864
		1,204,171
Communications 2.0%
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	107,377
American Tower Corp.
3.40%, 02/15/19	150,000	153,550
3.45%, 09/15/21	60,000	61,240
AT&T, Inc.
5.80%, 02/15/19	500,000	537,280
3.88%, 08/15/21	75,000	78,095
Discovery Communications LLC
5.63%, 08/15/19	250,000	270,496
Time Warner, Inc.
2.10%, 06/01/19	100,000	100,400
Verizon Communications, Inc.
4.50%, 09/15/20	125,000	133,499
Viacom, Inc.
3.88%, 12/15/21	100,000	103,276
		1,545,213
Consumer Cyclical 2.0%
CVS Health Corp.
2.13%, 06/01/21 (b)	200,000	196,548
Ford Motor Credit Co., LLC
5.00%, 05/15/18	300,000	311,347
5.75%, 02/01/21	300,000	332,172
Marriott International, Inc.
3.00%, 03/01/19 (b)	65,000	66,255
McDonald's Corp.
5.35%, 03/01/18	106,000	110,007
Starbucks Corp.
2.10%, 02/04/21 (b)	106,000	106,126
Toyota Motor Credit Corp.
1.90%, 04/08/21	200,000	197,272
Visa, Inc.
2.20%, 12/14/20 (b)	200,000	201,747
Wyndham Worldwide Corp.
2.50%, 03/01/18 (b)	100,000	100,634
		1,622,108
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.90%, 11/30/21 (b)	300,000	301,725
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/19	200,000	201,910
2.65%, 02/01/21 (b)	425,000	430,133
Baxalta, Inc.
2.88%, 06/23/20 (b)	150,000	151,767
Biogen, Inc.
2.90%, 09/15/20	375,000	382,311
Bristol-Myers Squibb Co.
1.60%, 02/27/19	150,000	150,018
Celgene Corp.
2.30%, 08/15/18	100,000	100,679
Kraft Heinz Foods Co.
2.00%, 07/02/18	250,000	250,776
Medtronic, Inc.
2.50%, 03/15/20	125,000	126,960
Newell Brands, Inc.
2.60%, 03/29/19	300,000	304,629
Pfizer, Inc.
2.10%, 05/15/19	400,000	404,539
Philip Morris International, Inc.
5.65%, 05/16/18	100,000	104,996
Reynolds American, Inc.
2.30%, 06/12/18	200,000	201,462
The JM Smucker Co.
1.75%, 03/15/18	125,000	125,342
		3,237,247
Energy 2.2%
BP Capital Markets PLC
1.38%, 05/10/18	200,000	199,649
2.24%, 09/26/18	175,000	176,406
Enterprise Products Operating LLC
5.20%, 09/01/20	400,000	437,432
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	200,000	200,657
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	112,589
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	200,000	212,898
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (b)	100,000	108,842
Suncor Energy, Inc.
6.10%, 06/01/18	150,000	158,156
Total Capital S.A.
4.45%, 06/24/20	100,000	107,692
		1,714,321
Technology 2.1%
Apple, Inc.
1.55%, 08/04/21 (b)	125,000	121,523
Cisco Systems, Inc.
2.20%, 02/28/21	125,000	125,327
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	200,000	204,632
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	425,000	436,530
Microsoft Corp.
1.85%, 02/12/20 (b)	65,000	65,285

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oracle Corp.
1.90%, 09/15/21 (b)	80,000	78,647
Seagate HDD Cayman
3.75%, 11/15/18	50,000	51,569
4.25%, 03/01/22 (b)(c)	300,000	297,059
Texas Instruments, Inc.
2.75%, 03/12/21 (b)	300,000	306,359
		1,686,931
Transportation 0.0%
Ryder System, Inc.
2.50%, 03/01/18 (b)	35,000	35,296
		11,657,215

Utility 1.3%
Electric 0.9%
Dominion Resources, Inc.
2.50%, 12/01/19 (b)	95,000	96,113
Duke Energy Corp.
1.80%, 09/01/21 (b)	300,000	290,701
Duke Energy Progress LLC
3.00%, 09/15/21 (b)	200,000	205,403
PPL Electric Utilities Corp.
3.00%, 09/15/21 (b)	95,000	97,816
		690,033
Natural Gas 0.4%
Sempra Energy
1.63%, 10/07/19	300,000	297,371
		987,404
Total Corporates
(Cost $21,543,667)		21,537,423

Treasuries 62.0% of net assets
Bonds
9.13%, 05/15/18	30,000	32,924
9.00%, 11/15/18	40,000	45,386
8.88%, 02/15/19	65,000	74,824
8.13%, 08/15/19	65,000	75,651
8.50%, 02/15/20	30,000	36,117
8.75%, 05/15/20	25,000	30,624
8.75%, 08/15/20	60,000	74,406
7.88%, 02/15/21	35,000	43,212
8.13%, 05/15/21	255,000	320,403
8.13%, 08/15/21	30,000	38,069
8.00%, 11/15/21	105,000	134,012
Notes
1.00%, 03/15/18	1,050,000	1,050,553
0.75%, 03/31/18	1,350,001	1,346,863
0.88%, 03/31/18	500,000	499,521
2.88%, 03/31/18	300,000	306,117
0.75%, 04/15/18	400,000	399,000
0.63%, 04/30/18	350,000	348,523
0.75%, 04/30/18	295,000	294,182
2.63%, 04/30/18	130,000	132,460
1.00%, 05/15/18	270,000	270,053
3.88%, 05/15/18	140,000	144,919
0.88%, 05/31/18	295,000	294,574
1.00%, 05/31/18	380,000	380,030
2.38%, 05/31/18	125,000	127,124
1.13%, 06/15/18	270,000	270,417
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 06/30/18	295,000	293,421
1.38%, 06/30/18	275,000	276,278
2.38%, 06/30/18	160,000	162,866
0.88%, 07/15/18	270,000	269,383
0.75%, 07/31/18	295,000	293,750
1.38%, 07/31/18	325,000	326,517
2.25%, 07/31/18	105,000	106,774
1.00%, 08/15/18	270,000	269,768
4.00%, 08/15/18	160,000	166,859
0.75%, 08/31/18	295,000	293,537
1.50%, 08/31/18	520,000	523,230
1.00%, 09/15/18	270,000	269,610
0.75%, 09/30/18	395,000	392,840
1.38%, 09/30/18	540,000	542,289
0.88%, 10/15/18	270,000	268,972
0.75%, 10/31/18	295,000	293,110
1.25%, 10/31/18	355,000	355,659
1.75%, 10/31/18	140,000	141,438
1.25%, 11/15/18	270,000	270,480
3.75%, 11/15/18	305,000	318,516
1.00%, 11/30/18	295,000	294,257
1.25%, 11/30/18	335,000	335,543
1.38%, 11/30/18	155,000	155,605
1.25%, 12/15/18	270,000	270,385
1.25%, 12/31/18	175,000	175,215
1.38%, 12/31/18	195,000	195,670
1.50%, 12/31/18	375,000	377,183
1.13%, 01/15/19	270,000	269,663
1.13%, 01/31/19	450,000	449,341
1.25%, 01/31/19	270,000	270,264
1.50%, 01/31/19	200,000	201,109
0.75%, 02/15/19	320,000	317,119
2.75%, 02/15/19	280,000	288,285
1.38%, 02/28/19	200,000	200,594
1.50%, 02/28/19	370,000	372,009
1.00%, 03/15/19	270,000	268,724
1.50%, 03/31/19	130,000	130,647
1.63%, 03/31/19	385,000	387,978
0.88%, 04/15/19	270,000	267,843
1.25%, 04/30/19	110,000	109,946
1.63%, 04/30/19	345,000	347,628
0.88%, 05/15/19	270,000	267,627
3.13%, 05/15/19	355,000	369,096
1.13%, 05/31/19	140,000	139,480
1.50%, 05/31/19	395,000	396,875
0.88%, 06/15/19	270,000	267,379
1.00%, 06/30/19	125,000	124,107
1.63%, 06/30/19	395,000	397,754
0.75%, 07/15/19	270,000	266,409
0.88%, 07/31/19	165,000	163,221
1.63%, 07/31/19	390,000	392,651
0.75%, 08/15/19	270,000	266,198
3.63%, 08/15/19	315,000	332,362
1.00%, 08/31/19	170,000	168,529
1.63%, 08/31/19	395,000	397,608
0.88%, 09/15/19	270,000	266,699
1.00%, 09/30/19	220,000	217,929
1.75%, 09/30/19	395,000	398,780
1.00%, 10/15/19	270,000	267,321
1.25%, 10/31/19	165,000	164,375
1.50%, 10/31/19	395,000	396,011
1.00%, 11/15/19	270,000	267,047
3.38%, 11/15/19	415,000	436,861
1.00%, 11/30/19	250,000	247,236
1.50%, 11/30/19	395,000	395,771
1.38%, 12/15/19	270,000	269,578
1.13%, 12/31/19	150,000	148,699
1.63%, 12/31/19	395,000	396,952

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/15/20	270,000	269,420
1.25%, 01/31/20	500,000	497,011
3.63%, 02/15/20	495,000	525,918
1.25%, 02/29/20	1,070,000	1,062,769
1.38%, 02/29/20	500,000	498,281
1.13%, 03/31/20	200,000	197,766
1.38%, 03/31/20	395,000	393,396
1.13%, 04/30/20	270,000	266,657
1.38%, 04/30/20	395,000	393,040
3.50%, 05/15/20	360,000	381,930
1.38%, 05/31/20	275,000	273,400
1.50%, 05/31/20	395,000	394,229
1.63%, 06/30/20	395,000	395,586
1.88%, 06/30/20	185,000	186,836
1.63%, 07/31/20	395,000	395,270
2.00%, 07/31/20	260,000	263,438
2.63%, 08/15/20	390,000	403,338
1.38%, 08/31/20	395,000	391,690
2.13%, 08/31/20	295,000	300,076
1.38%, 09/30/20	495,000	490,272
2.00%, 09/30/20	230,000	232,929
1.38%, 10/31/20	395,000	390,919
1.75%, 10/31/20	315,000	316,015
2.63%, 11/15/20	620,000	641,288
1.63%, 11/30/20	395,000	394,097
2.00%, 11/30/20	265,000	268,033
1.75%, 12/31/20	395,000	395,563
2.38%, 12/31/20	265,000	271,666
1.38%, 01/31/21	395,000	389,700
2.13%, 01/31/21	285,000	289,364
3.63%, 02/15/21	515,000	552,740
1.13%, 02/28/21	385,000	375,758
2.00%, 02/28/21	290,000	292,990
1.25%, 03/31/21	385,000	377,202
2.25%, 03/31/21	285,000	290,533
1.38%, 04/30/21	385,000	378,766
2.25%, 04/30/21	300,000	305,789
3.13%, 05/15/21	335,000	353,176
1.38%, 05/31/21	385,000	378,345
2.00%, 05/31/21	310,000	312,652
1.13%, 06/30/21	385,000	373,984
2.13%, 06/30/21	305,000	309,039
1.13%, 07/31/21	525,000	509,301
2.25%, 07/31/21	330,000	335,865
2.13%, 08/15/21	460,000	465,606
1.13%, 08/31/21	385,000	373,202
2.00%, 08/31/21	330,000	332,198
1.13%, 09/30/21	450,000	435,533
2.13%, 09/30/21	330,000	333,842
1.25%, 10/31/21	475,000	461,956
2.00%, 10/31/21	330,000	331,921
2.00%, 11/15/21	465,000	467,734
1.75%, 11/30/21	165,000	164,130
1.88%, 11/30/21	330,000	330,045
2.00%, 12/31/21	385,000	387,061
2.13%, 12/31/21	330,000	333,596
1.50%, 01/31/22	415,000	407,332
1.75%, 02/28/22	500,000	496,104
1.88%, 02/28/22	1,000,000	999,844
Total Treasuries
(Cost $49,155,730)		49,148,965

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 10.1% of net assets

Agency 4.9%
Foreign 2.9%
Germany 1.6%
Kreditanstalt Fuer Wiederaufbau
4.50%, 07/16/18 (d)	300,000	312,967
1.50%, 04/20/20 (d)	575,000	569,988
1.88%, 06/30/20 (d)	425,000	425,386
		1,308,341
Japan 0.4%
Japan Finance Corp.
2.13%, 02/07/19	300,000	301,318
Mexico 0.2%
Petroleos Mexicanos
8.00%, 05/03/19	150,000	166,485
Republic of Korea 0.7%
Export-Import Bank of Korea
4.38%, 09/15/21	500,000	536,707
		2,312,851
U.S. 2.0%
Fannie Mae
1.00%, 02/26/19	300,000	298,324
1.00%, 10/24/19	300,000	296,161
Federal Home Loan Bank
1.25%, 01/16/19	300,000	300,009
1.13%, 07/14/21	300,000	291,180
Freddie Mac
1.75%, 05/30/19	400,000	403,550
		1,589,224
		3,902,075

Local Authority 0.7%
Foreign 0.7%
Canada 0.7%
Province of Ontario
1.63%, 01/18/19	125,000	125,025
2.40%, 02/08/22	375,000	376,898
		501,923
		501,923

Sovereign 0.5%
Mexico 0.3%
United Mexican States
5.95%, 03/19/19	250,000	271,687
Hungary 0.2%
Hungary Government International Bond
6.38%, 03/29/21	120,000	134,781
		406,468

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 4.0%
European Investment Bank
1.38%, 06/15/20	475,000	466,352
2.00%, 03/15/21	800,000	797,725
Inter-American Development Bank
1.75%, 08/24/18	600,000	620,922
1.00%, 05/13/19	150,000	148,575
International Bank for Reconstruction & Development
1.88%, 03/15/19	800,000	806,600
1.38%, 05/24/21	350,000	341,627
		3,181,801
Total Government Related
(Cost $7,979,158)		7,992,267
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46% (e)	990,974	990,974
Total Other Investment Company
(Cost $990,974)		990,974

Short-Term Investment 2.5% of net assets

Government Related 2.5%
Federal Home Loan Bank
0.30%, 03/01/17 (f)	2,000,000	2,000,000
Total Short-Term Investment
(Cost $2,000,000)		2,000,000

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $81,671,597 and the unrealized appreciation and depreciation were $29,156 and ($31,124), respectively, with a net unrealized depreciation of ($1,968).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $553,701 or 0.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$21,537,423	$—	$21,537,423
Treasuries	—	49,148,965	—	49,148,965
Government Related[1]	—	7,992,267	—	7,992,267
Other Investment Company[1]	990,974	—	—	990,974
Short-Term Investment[1]	—	2,000,000	—	2,000,000
Total	$990,974	$80,678,655	$—	$81,669,629
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $81,669,529)		$81,669,629
Cash		4,773,246
Receivables:
Investments sold		7,632,442
Interest		419,292
Fund shares sold		400,502
Dividends		642
Foreign tax reclaims	+	23
Total assets		94,895,776
Liabilities
Payables:
Investments bought		15,644,144
Investment adviser fees	+	455
Total liabilities		15,644,599
Net Assets
Total assets		94,895,776
Total liabilities	–	15,644,599
Net assets		$79,251,177
Net Assets by Source
Capital received from investors		79,258,488
Net investment income not yet distributed		72
Net realized capital losses		(7,483)
Net unrealized capital appreciation		100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$79,251,177		7,925,834		$10.00

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period February 23, 2017* through February 28, 2017; unaudited
Investment Income
Interest		$17,570
Dividends	+	642
Total investment income		18,212
Expenses
Investment adviser fees		455
Total expenses	–	455
Net investment income		17,757
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(7,483)
Net change in unrealized appreciation (depreciation) on investments	+	100
Net realized and unrealized losses		(7,383)
Increase in net assets resulting from operations		$10,374
*	Commencement of operations.

Schwab Taxable Bond Funds  |  Semiannual Report
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Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on February 23, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	2/23/17*-2/28/17
Net investment income		$17,757
Net realized losses		(7,483)
Net change in unrealized appreciation (depreciation)	+	100
Increase in net assets from operations		10,374
Distributions to Shareholders
Distributions from net investment income		(17,685)

Transactions in Fund Shares
		2/23/17*-2/28/17
		SHARES	VALUE
Shares sold		7,924,065	$79,240,803
Shares reinvested		1,769	17,685
Shares redeemed	+	—	—
Net transactions in fund shares		7,925,834	$79,258,488
Shares Outstanding and Net Assets
		2/23/17*-2/28/17
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	7,925,834	79,251,177
End of period		7,925,834	$79,251,177
Net investment income not yet distributed			$72
*	Commencement of operations.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund™
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund™
Schwab Total Bond Market Fund	Schwab 1000 Index® Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund™
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Effective February 22, 2017, the Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund closed to new investors.
The Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund both commenced operations on February 23, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds' use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and Schwab GNMA Fund post and receive variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
In August 2016, the Financial Industry Regulatory Authority (FINRA) issued amendments to FINRA Rule 4210 (Margin Requirements). The rule was amended to include the margining of certain forward-settling MBS transactions, including TBAs, and includes some of the practices recommended by the TMPG. The rule becomes effective in two phases: The amendments relating to the risk limit determination requirements are effective on December 15, 2016. All other amendments pursuant to the rule change go into effect on December 15, 2017, which includes the posting and receiving of variation margin with certain counterparties in instances where the unrealized gain/loss on such TBA transactions exceeds certain pre-determined thresholds. Management is currently evaluating the impact of this rule amendment and intends to comply with those changes.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2017, the funds had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
All funds, except Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund: Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund: Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment advisor) and the funds, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund's Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money over short or long periods.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
Tracking Error Risk. Certain funds are designed to track the performance of their comparative index, although they may not be successful in doing so. The divergence between the performance of a fund and its comparative index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its comparative index and may not invest in certain securities in its comparative index, or match the securities' weightings to its comparative index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Prepayment and Extension Risk. The funds' portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
High Yield Risk. High-yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk. The funds' investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair a fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, and at times, it may be difficult to value such investments.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through To Be Announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the funds to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Advisory Agreement between it and the trust.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%
The unitary advisory fee of the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund are 0.04% and 0.06%, respectively. Under the unitary fee structure, CSIM will pay the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
For the period ended February 28, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
0.30%	0.30%	0.25%	0.30%	0.30%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
0.29%	0.45%	0.29%	0.55%	0.19%
Subsequent to the reporting period ended February 28, 2017, and effective March 1, 2017, CSIM will voluntarily waive and/or reimburse expenses in excess of the current expense limitation for Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund to the extent necessary to maintain each fund's total annual operating expenses at 0.10% of its average daily net assets.
Subsequent to the reporting period ended February 28, 2017, and effective March 1, 2017, the advisory fee of the Schwab Treasury Inflation Protected Securities Index Fund will be reduced to 0.05% and the fund will change to a unitary fee structure. Under the new unitary fee structure, CSIM will pay the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
Schwab Total Bond Market Fund has paid legal expenses incurred in prior periods relating to the lawsuit discussed in note 9, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to repayment by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
For legal expenses incurred from the commencement of these lawsuits through June 30, 2011, the fund paid a total of $1,353,656 of which $1,304,150 has been waived by CSIM subject to recoupment in accordance with the provisions noted above. Any legal expenses incurred from July 1, 2011 through February 28, 2017 related to these lawsuits were paid by CSIM and/or its affiliates.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2017, as applicable:
	Underlying Funds
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Schwab MarketTrack Growth Portfolio	—%	—%	8.5%	—%	2.3%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	13.8%	—%	5.0%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	10.0%	—%	2.9%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.3%	—%	0.0%*	—%
Schwab Target 2010 Fund	1.0%	—%	1.0%	1.1%	0.7%	1.7%
Schwab Target 2015 Fund	1.5%	—%	1.6%	1.8%	1.2%	3.1%
Schwab Target 2020 Fund	5.0%	1.2%	6.6%	5.6%	7.9%	16.9%
Schwab Target 2025 Fund	1.5%	1.7%	4.0%	1.5%	6.9%	14.5%
Schwab Target 2030 Fund	1.4%	3.4%	5.0%	—%	12.7%	17.6%
Schwab Target 2035 Fund	0.7%	1.4%	1.3%	—%	5.5%	2.5%
Schwab Target 2040 Fund	0.4%	2.8%	1.9%	—%	8.1%	4.2%
Schwab Target 2045 Fund	0.0%*	0.2%	0.2%	—%	0.2%	0.1%
Schwab Target 2050 Fund	0.0%*	0.1%	0.1%	—%	0.1%	0.0%*
Schwab Target 2055 Fund	0.0%*	0.1%	0.0%*	—%	0.0%*	0.0%*
Schwab Target 2060 Fund	—%	0.0%*	0.0%*	—%	0.0%*	—%
Schwab Monthly Income Fund — Moderate Payout	—%	2.8%	1.0%	—%	0.6%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	7.4%	2.7%	—%	1.1%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	4.6%	1.7%	—%	0.6%	—%
Schwab Balanced Fund	—%	10.9%	5.3%	—%	4.5%	—%
*	Less than 0.05%.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. The funds, except for Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the independent trustees are paid by CSIM. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds, except for Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Short-Term Bond Market Fund	$115,175,830	$58,924,819	$174,100,649
Schwab Intermediate-Term Bond Fund	260,775,888	40,450,835	301,226,723
Schwab Total Bond Market Fund	593,119,166	58,123,234	651,242,400
Schwab GNMA Fund	558,042,546	—	558,042,546
Schwab Treasury Inflation Protected Securities Index Fund	51,246,099	—	51,246,099
Schwab U.S. Aggregate Bond Index Fund**	160,037,430	72,105,960	232,143,390
Schwab Short-Term Bond Index Fund**	58,151,570	32,582,688	90,734,258
	Sales/Maturities of Long-Term U.S. Government Securities*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Short-Term Bond Market Fund	$115,037,333	$58,875,905	$173,913,238
Schwab Intermediate-Term Bond Fund	271,726,602	46,540,083	318,266,685
Schwab Total Bond Market Fund	664,773,873	95,667,604	760,441,477
Schwab GNMA Fund	596,841,722	—	596,841,722
Schwab Treasury Inflation Protected Securities Index Fund	24,691,082	—	24,691,082
Schwab U.S. Aggregate Bond Index Fund**	22,377,089	4,425,878	26,802,967
Schwab Short-Term Bond Index Fund**	7,405,640	4,634,978	12,040,618
*	Includes securities guaranteed by U.S. Government Agencies.
**	Since commencement of operations on 2/23/17.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
August 31, 2017	$30,633,553	$—	$78,777,678	$—	$—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	6,186,381	988,006
Total	$46,097,553	$—	$112,275,035	$6,186,381	$988,006
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of August 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the funds did not incur any interest or penalties.

9. Legal Matters:
On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleges breaches of contractual and fiduciary duties in connection with the fund’s investment policy, currently names CSIM and certain current and former fund Trustees as defendants. Allegations include that the fund failed to track the performance of its benchmark index for an approximately 18-month period between August, 2007 and February, 2009 and that it deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities. Plaintiffs seek unspecified compensatory damages and rescission damages, disgorgement, equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the District Court, all of plaintiffs’ claims were dismissed on March 2, 2011. Plaintiffs then appealed to the Ninth Circuit Court of Appeals. On March 9, 2015, the Ninth Circuit Court of Appeals reversed the District Court’s dismissal and remanded the case back to District Court. A petition by defendants for U.S. Supreme Court review of the Ninth Circuit decision was denied on October 6, 2015. In the interim, the case has been proceeding in District Court, with plaintiffs having filed a fourth amended complaint on June 25, 2015. Defendants moved to dismiss that complaint, and on October 6, 2015, the court dismissed plaintiffs’ contractual claims and the fiduciary duty claims against the fund and trust with prejudice, but declined to dismiss certain of plaintiffs’ claims for fiduciary breach against CSIM and certain current and former fund Trustees. On February 23, 2016, the court dismissed plaintiffs' remaining claims with prejudice. Plaintiffs filed a Notice of Appeal on February 25, 2016. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Taxable Bond Funds
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on June 1, 2016, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds) under the investment advisory agreement between Schwab Investments (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Funds under the Agreement. In recognition of the fact that the Funds had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.
At the meeting on January 18, 2017, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting and/or at prior meetings of the Board, including:
1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources CSIM and its affiliates will dedicate to the Funds;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Funds’ estimated expenses and how those expenses compare to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement relating to the Funds reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Based on this evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources CSIM and its affiliates will dedicate to the Funds supported approval of the Agreement with respect to the Funds.
Fund Performance. With regard to Fund performance, since the Funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Funds. The Trustees also considered both risk and shareholder risk expectations for the Funds. Based on this evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM’s and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits to be derived by CSIM from its relationship with the Funds. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability

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of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.
Economies of Scale. Recognizing that the Funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Funds’ assets and whether those could be expected to be passed along to the Funds’ shareholders. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Funds and concluded that the compensation under the Agreement relating to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Taxable Bond Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Bloomberg Barclays GNMA Index  An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Schwab Taxable Bond Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13480-21
00191461

Semiannual Report  |  February 28, 2017
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™

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Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2017
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	-2.64%
S&P National AMT-Free Municipal Bond Index	-2.91%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.10%
Fund Category: Morningstar Municipal National Intermediate Bond	-2.82%
Performance Details	page 8

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	-3.00%
S&P California AMT-Free Municipal Bond Index	-3.25%
Bloomberg Barclays 7-Year Municipal Bond Index	-2.10%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-3.17%
Performance Details	page 9

Minimum Initial Investment[1]	$ 100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
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Schwab Tax-Free Bond Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
We hope you are off to a healthy and productive start to 2017. At Charles Schwab Investment Management, we have been quite busy over the past six months since our last communication, continuing to pursue more ways to help investors achieve their financial goals. Below I’ll share some exciting news regarding some of the changes we’ve made to bring down the costs of our index products. But first, let’s discuss the market environment that set the tone for the performance of Schwab Tax-Free Bond Funds (the funds) during the six-month reporting period ended February 28, 2017.
Over the reporting period, many investors turned to stocks in hopes of higher gains stemming from potential tax reform and fewer regulations from the Trump administration, and U.S. stock markets hit record highs in response. With the Federal Reserve raising the federal funds rate in December, bonds took a back seat amid the rally in stocks and the specter of rising short-term interest rates. Tax-free bond prices faced added pressure on investor concerns that tax reform measures being considered by Congress could make municipal bonds less attractive. Against this backdrop, the funds posted negative returns for the six-month period, in line with their underlying benchmarks.
Though bonds have lagged stock returns over the past six months, we continue to believe that tax-free bonds can have a place in an investor’s portfolio, playing a pivotal role in providing diversification and the potential for enhanced returns due to their tax-advantaged status. Over the long haul, we believe that investors should stay invested in a mix of stocks and bonds, and

Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab Tax-Free Bond Funds
From the President (continued)

“ Though bonds have lagged stock returns over the past six months, we continue to believe that tax-free bonds can have a place in an investor’s portfolio, playing a pivotal role in providing diversification and the potential for enhanced returns due to their tax-advantaged status.”
not drop out of either when they fall temporarily out of favor. Rather than trying to time the market’s moves, we believe investors are better off focusing on what they can control: how much they pay to invest. And we took some big steps to address this factor in recent months.
This past October, we reduced expenses on five of our ETFs to new lows. Then, in February, we announced plans to lower the expense ratios on several more of our market cap index products and on our Fundamental Index® ETFs. Those expense reductions went into effect on March 1, 2017, giving us among the lowest-cost market cap index mutual funds and ETFs available in the industry. Overall, these moves underscore our longtime commitment to offering a robust suite of low-cost investment options across fixed income and equity, mutual funds and ETFs. To learn more about these changes, please visit www.csimfunds.com/lowercosts.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
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Schwab Tax-Free Bond Funds
The Investment Environment

Over the six-month reporting period ended February 28, 2017, fixed-income markets generated negative returns amid rising interest rates and a rally in stocks and other risk assets. A new administration in the White House increased market expectations surrounding U.S. economic growth, and the Federal Reserve (Fed) raised short-term interest rates in December. In this environment, U.S. municipal bonds generated negative returns while yields generally rose (bond yields and bond prices move in opposite directions). For the reporting period, the S&P California AMT-Free Muni Bond Index returned -3.25% and the S&P National AMT-Free Muni Bond Index returned -2.91%.
The election of Donald Trump to the U.S. presidency brought with it a rally in U.S. stocks and climbing consumer sentiment, fueled by expectations of potential tax reform, reduced regulation, and infrastructure spending. Combined with generally solid U.S. economic measurements, including stronger-than-expected producer and consumer price readings and nonfarm payroll numbers, many investors believed that the successful implementation of these policies would result in accelerated economic growth and higher inflation. Though tax reform measures could make municipal securities less attractive for investors and increased infrastructure spending could lead to an increase in municipal bond issuance, devaluing older bonds, many investors dismissed these concerns and remained optimistic. Anticipation of positive economic growth translated into a broader rise in long-term bond yields over the reporting period, with municipal yields slightly outpacing those of Treasuries.
U.S. monetary policy remained fairly accommodative over the reporting period, though the Fed made progress in moving toward a more normalized short-term interest rate environment. After leaving the federal funds rate unchanged at meetings in both September and November, the Fed increased the federal funds rate by 25 basis points in December to target range of 0.50% to 0.75%, with expectations of several additional hikes in 2017. The Fed noted a strengthening labor market and rising inflation in its announcement of only the second interest rate increase in 10 years, and voiced optimism about the state of the U.S. economy as a whole. Both the U.S. dollar and short-term bond yields rose further in the days after the Fed’s meeting concluded. (After the end of the reporting period, the Fed raised short-term interest rates for the first time in 2017 at its March meeting.)
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. The European Central Bank announced a loosening of the restrictions of the types of bonds it can purchase, as well as plans to extend the bond purchase plan until at least December 2017. In Asia, the Bank of Japan maintained negative interest rates, and also introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal.
Over the past six months, market expectations for potential policy changes from the Trump administration contributed to rising yields while a rally in stocks decreased the overall appeal of fixed-income securities. Short-term yields climbed in response to the Fed’s interest rate hike in December. Longer-term yields, which are generally influenced by economic growth and inflation expectations, rose after the election of President Trump in anticipation of changes in key economic policies. Outside the U.S., bond yields remained low, with some international government-issued debt continuing to yield at or below 0.00%.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab Tax-Free Bond Funds
California State Investment Environment

California’s financial position has improved along with the state’s economic growth. However, the state anticipates slowing revenue growth and greater federal policy uncertainty as it prepares its spending plan for the coming year.
California’s budget for fiscal 2017 (7/1/16-6/30/17) was designed to position the state for the next economic recession, with much of the projected growth in general fund revenues set aside for reserves and one-time spending, along with a $5.6 billion increase for K-12 and community college education.
That budget anticipated that the state would end the year with $9.4 billion of reserves, including a $3.3 billion addition to the rainy day fund. However, updated projections indicate that general fund revenues are likely to fall short of that original forecast by about $1.7 billion, or 1.4%. Through February 2017, the state had collected about $920 million less in revenues than had been originally projected. Personal income taxes collections were about 0.6% above projections, but were offset by sales and use taxes and corporation taxes, which together, were 5.7% below the forecast. The shortfall reduces the year-end general fund balance to about $2.5 billion, but the state still expects to add more than $3 billion to its rainy day fund, boosting total reserves to $7.7 billion, which is equal to 6.3% of annual spending.
On January 10 2017, Governor Brown introduced his spending plan for fiscal 2018. The plan solves for a budget gap estimated at about $3.2 billion even while revenues are forecast to grow to $125.7 billion, up 2.7%. The gap reflects both slowing revenue growth and a current year shortfall in California’s Medicaid program. To realign spending to the new forecast, the budget trims $1.7 billion from the expected growth in K-12 and community college education and cuts $900 million of approved but uncommitted appropriations. However, the budget still increases spending for K-14 schools by $2.1 billion and adds $1.2 billion to the rainy day fund. If the budget is adopted as proposed, the state projects ending fiscal 2018 with $10.4 billion of reserves, including $7.9 billion in the budget stabilization account, or 8.5% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California school districts and community college districts receive over 57% of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 5.9% in fiscal 2017 and will grow 5.3% in fiscal 2018. However, that rate of growth varies significantly by district.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino’s plan to exit bankruptcy was confirmed in January 2017. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente pay off their bonds with revenues received from the services they provide to customers. California is emerging from four consecutive years of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 330,500 jobs from January 2016 to January 2017, a 2.0% increase, continuing on from the 421,500 jobs gained in calendar year 2016. California’s unemployment rate declined to 5.1% in January 2017, down from 5.7% in January 2016. That compares to the national average of 4.8% for January 2017.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.
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Schwab Tax-Free Bond Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1992.
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Schwab Tax-Free Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	-2.64%	-0.47%	2.41%	3.91%
S&P National AMT-Free Municipal Bond Index	-2.91%	0.25%	2.75%	N/A
Bloomberg Barclays 7-Year Municipal Bond Index	-2.10%	-0.36%	2.50%	4.46%
Fund Category: Morningstar Municipal National Intermediate Bond	-2.82%	-0.23%	2.36%	3.44%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.57%

Yields
30-Day SEC Yield[1,3]	1.70%
30-Day SEC Yield-No Waiver[1,5]	1.63%
Taxable-Equivalent Yield[6]	3.01%
12-Month Distribution Yield[1,3]	3.15%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[8]	5.2 Yrs
Weighted Average Duration[8]	5.3 Yrs
By Credit Quality9

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	See Glossary for definitions of maturity and duration.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	-3.00%	-0.73%	2.65%	3.66%
S&P California AMT-Free Municipal Bond Index	-3.25%	0.00%	3.46%	N/A
Bloomberg Barclays 7-Year Municipal Bond Index	-2.10%	-0.36%	2.50%	4.46%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-3.17%	-0.58%	2.61%	3.53%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,3]	1.54%
30-Day SEC Yield-No Waiver[1,5]	1.44%
Taxable-Equivalent Yield[6]	3.15%
12-Month Distribution Yield[1,3]	3.10%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type7

Weighted Average Maturity[8]	5.2 Yrs
Weighted Average Duration[8]	5.2 Yrs
By Credit Quality9

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 7.53%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	See Glossary for definitions of maturity and duration.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
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Schwab Tax-Free Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2016 and held through February 28, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/16	Ending Account Value (Net of Expenses) at 2/28/17	Expenses Paid During Period 9/1/16-2/28/17[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 973.60	$2.40
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 970.00	$2.39
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$12.13	$11.82	$11.97	$11.36	$12.10	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.26 [1]	0.26 [1]	0.27	0.27	0.30
Net realized and unrealized gains (losses)	(0.46)	0.37	(0.03)	0.61	(0.58)	0.54
Total from investment operations	(0.33)	0.63	0.23	0.88	(0.31)	0.84
Less distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.26)	(0.27)	(0.27)	(0.30)
Distributions from net realized gains	(0.10)	(0.06)	(0.12)	—	(0.16)	(0.06)
Total distributions	(0.23)	(0.32)	(0.38)	(0.27)	(0.43)	(0.36)
Net asset value at end of period	$11.57	$12.13	$11.82	$11.97	$11.36	$12.10
Total return	(2.64%) [2]	5.37%	1.95%	7.86%	(2.65%)	7.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.56% [3]	0.57%	0.57%	0.58%	0.56%	0.59%
Net investment income (loss)	2.32% [3]	2.16%	2.21%	2.34%	2.27%	2.51%
Portfolio turnover rate	46% [2]	54% [4]	92%	81%	110%	102%
Net assets, end of period (x 1,000,000)	$652	$708	$640	$627	$602	$684

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
Historically low yields have led to large unrealized gains in existing positions. To limit taxable gains, Fund Management has decreased sale activity and thereby decreased portfolio turnover.
11
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
94.5%	Fixed-Rate Obligations	600,995,876	616,148,706
7.0%	Variable-Rate Obligations	45,493,934	45,650,267
101.5%	Total Investments	646,489,810	661,798,973
(1.5%)	Other Assets and Liabilities, Net		(9,943,372)
100.0%	Net Assets		651,855,601

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 94.5% of net assets
ALABAMA 0.7%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,204,741
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	240,000	262,903
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	1,010,223
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (b)	2,000,000	2,187,200
				4,665,067
ALASKA 1.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,140,570
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,086,890
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20 (h)	820,000	921,106
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,272,154
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,108,484
				6,529,204
ARIZONA 1.1%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,059,830
Higley USD #60
GO & Refunding Bonds Series 2015	4.00%	07/01/20	530,000	574,828
Payson USD #10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)(g)(h)	1,375,000	1,465,626
Phoenix Elementary SD #1
GO Series 2016A	4.00%	07/01/26	525,000	586,761
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	567,749
COP Series 2013A	5.00%	12/01/18	400,000	427,652
12
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COP Series 2013A	5.00%	12/01/19	500,000	549,190
GO Bonds Series 2012A	4.00%	07/01/22	140,000	155,807
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	770,966
Refunding COP Series 2014	4.00%	07/01/23	700,000	771,372
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (h)	300,000	320,604
				7,250,385
ARKANSAS 1.0%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	650,000	654,309
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	840,000	846,443
Little Rock
LT GO & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	540,000	521,327
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	769,751
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	776,773
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,260,493
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (b)	1,395,000	1,406,425
				6,235,521
CALIFORNIA 10.6%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,073,750
Anaheim Hsg & Public Improvement Auth
Refunding RB Bonds (Anaheim Electric System) Series 2016	5.00%	10/01/41 (b)	1,500,000	1,666,680
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	972,734
California
GO Bonds	5.00%	11/01/32 (b)(g)(h)	765,000	787,491
GO Bonds	5.00%	11/01/32 (b)	475,000	486,581
GO Bonds	5.00%	04/01/38 (b)	500,000	519,565
Go Refunding Bonds	5.25%	09/01/22	3,000,000	3,561,180
GO Refunding Bonds Series 2016	5.00%	08/01/29 (b)	5,000,000	5,905,250
California Health Facilities Financing Auth
RB (Providence St. Joseph Health) Series 2016A	4.00%	10/01/35 (b)	1,575,000	1,605,161
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)(g)(h)	2,005,000	2,248,888
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,821,675
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (h)	700,000	719,621
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	122,449
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	100,020
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	675,000	780,415
13
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	511,866
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	531,291
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,672,737
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,697,820
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	978,968
Lease RB Series 2009C	4.00%	09/01/17	100,000	101,683
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,156,950
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,572,310
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,548,794
GO Bonds Series 2015A	5.00%	08/01/28 (b)	1,000,000	1,184,950
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	189,781
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	134,551
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (b)	750,000	894,420
Refunding COP Series 2015A	5.00%	02/01/28 (b)	785,000	928,576
Refunding COP Series 2015A	5.00%	02/01/29 (b)	650,000	762,457
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)(h)	360,000	412,524
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/32 (b)(f)	1,000,000	531,490
GO Bonds Series 2008G	0.00%	08/01/34 (b)(f)	1,000,000	478,430
GO Bonds Series 2008G	0.00%	08/01/36 (b)(f)	1,000,000	422,990
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	879,545
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	3,914,629
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(f)	2,000,000	1,878,340
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,232,635
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,750,000	1,022,822
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	825,630
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	523,500
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,550,000	772,008
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	616,408
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,106,740
San Francisco Public Utilities Commission
Water RB Series 2016A	5.00%	11/01/34 (b)	2,000,000	2,346,500
14
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,975,141
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,484,191
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,441,591
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,180,210
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,484,975
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	150,282
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	500,000	568,340
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,241,389
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,380,103
				69,109,027
COLORADO 1.2%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	828,576
COP Series 2015	5.00%	12/01/24 (b)	375,000	420,742
COP Series 2015	5.00%	12/01/25 (b)	500,000	560,605
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,063,773
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	710,206
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	599,127
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,801,086
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,008,528
				7,992,643
CONNECTICUT 0.7%
Connecticut Health & Educational Facilities Auth
RB (Connecticut College) Series L1	4.00%	07/01/34 (b)	530,000	541,177
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,171,968
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	734,519
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,506,167
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	479,628
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	17,344
				4,450,803
DELAWARE 0.1%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	915,000	942,130
15
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	330,807
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,339,397
				1,670,204
FLORIDA 6.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	542,610
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	59,008
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	434,512
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,698,570
Fort Myers
Refunding RB Series 2016	4.00%	12/01/34 (b)	500,000	515,645
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (b)	2,385,000	2,636,713
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,724,520
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,354,920
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,409,560
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	159,855
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/21	1,500,000	1,691,535
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,713,360
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	112,482
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	170,672
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	460,172
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	284,610
Miami Beach RDA
Tax Increment Refunding RB Series 2015A	4.00%	02/01/18	410,000	421,882
Tax Increment Refunding RB Series 2015A	4.00%	02/01/19	840,000	884,260
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	561,705
Aviation RB Series 2010A	5.50%	10/01/26 (b)(g)(h)	1,135,000	1,304,751
Aviation RB Series 2010A	5.50%	10/01/26 (b)	3,555,000	4,031,974
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	850,075
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	927,814
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	628,440
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	970,865
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (b)	1,150,000	1,289,115
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	634,700
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,917,169
Toll System RB Series 2014A	5.00%	07/01/24	625,000	734,231
16
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	309,951
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	475,870
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	910,784
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)(h)	375,000	400,901
RB Series 2009	5.25%	10/01/18 (a)	1,525,000	1,628,700
Port St. Lucie Utility System
Refunding RB Series 2014	5.00%	09/01/20	200,000	224,002
Refunding RB Series 2014	5.00%	09/01/21	250,000	285,963
Refunding RB Series 2014	5.00%	09/01/22	485,000	561,902
Refunding RB Series 2014	5.00%	09/01/23	350,000	409,349
Refunding RB Series 2016	4.00%	09/01/34 (b)	800,000	826,224
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	228,888
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	172,073
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	585,718
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	905,496
				41,051,546
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	335,418
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	459,132
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	234,058
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	237,596
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	189,644
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (b)	6,000,000	6,880,440
				8,336,288
GUAM 0.2%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	546,990
RB Series 2014A	5.00%	10/01/25 (b)	720,000	798,775
				1,345,765
HAWAII 1.0%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	2,700,000	3,042,576
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	820,000	842,345
Honolulu
GO Bonds Series 2016C	5.00%	10/01/28	2,000,000	2,436,240
				6,321,161
17
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IDAHO 0.8%
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,628,082
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,046,062
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	901,816
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	399,259
General RB Series 2014	5.00%	04/01/24 (b)	200,000	227,788
General RB Series 2014	5.00%	04/01/26 (b)	300,000	337,479
				5,540,486
ILLINOIS 5.5%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	537,965
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,846,038
GO Refunding Bonds Series 2016B	5.00%	12/01/27 (b)	1,125,000	1,291,151
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,000,000	1,140,270
Chicago
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	2,000,775
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,100,000	1,245,277
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,241,040
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	802,740
O'Hare PFC Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,390,550
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	5,452,502
Dupage Cnty High School District #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,957,175
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,055,060
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,385,636
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,270,935
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	443,436
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	814,051
RB (Riverside Health) Series 2016	4.00%	11/15/34 (b)	1,000,000	966,630
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	280,620
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	513,504
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/24	1,185,000	1,332,592
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/25	1,240,000	1,397,827
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,475,289
				35,841,063
INDIANA 1.3%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	139,226
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	360,176
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	429,955
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	787,885
18
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,840,000	2,066,375
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	480,173
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,039,040
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,071,120
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,017,945
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	875,000	878,806
				8,270,701
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)(g)(h)	570,000	639,911
KANSAS 1.3%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	165,353
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,505,312
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,432,720
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (b)	375,000	405,866
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (b)	400,000	430,828
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (b)	440,000	469,216
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (b)	445,000	472,559
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (b)	250,000	265,245
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (b)	500,000	517,935
Johnson Cnty USD #512
Improvement Refunding Bonds Series 2016B	5.00%	10/01/25	500,000	606,645
Improvement Refunding Bonds Series 2016B	4.50%	10/01/26	1,000,000	1,182,710
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	131,818
				8,586,207
KENTUCKY 0.5%
Kentucky
COP 2015	4.00%	06/15/24	400,000	439,376
COP 2015	5.00%	06/15/25	400,000	470,064
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	789,098
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,346,766
				3,045,304
LOUISIANA 0.9%
Louisiana Public Facilities Auth
Refunding RB (Loyola University) Series 2017	0.00%	10/01/18 (f)	500,000	483,565
Refunding RB (Loyola University) Series 2017	0.00%	10/01/19 (f)	750,000	704,032
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	263,798
19
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	902,656
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	403,861
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	734,573
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	749,616
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	609,400
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	452,084
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	286,368
				5,589,953
MARYLAND 1.7%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	818,340
Water RB Series 2013A	5.00%	07/01/20	150,000	168,508
Water RB Series 2013A	5.00%	07/01/21	450,000	517,797
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	135,000	149,039
RB (Lifebridge Health) Series 2016	5.00%	07/01/32 (b)	500,000	572,155
RB (Lifebridge Health) Series 2016	5.00%	07/01/33 (b)	375,000	427,170
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,156,240
Prince Georges Cnty
GO Bonds Series 2016B	4.00%	07/15/22	6,505,000	7,317,540
				11,126,789
MASSACHUSETTS 2.2%
Braintree
GO Refunding Bonds	5.00%	05/15/29	80,000	97,950
Chatham
GO Refunding Bonds Series 2009	5.00%	07/01/17 (e)	245,000	248,680
Martha's Vineyard Land Bank
Refunding RB Series 2017	2.00%	05/01/17 (d)	500,000	501,145
Refunding RB Series 2017	5.00%	05/01/27 (d)	300,000	354,159
Refunding RB Series 2017	5.00%	05/01/29 (b)(d)	200,000	232,476
Refunding RB Series 2017	5.00%	05/01/31 (b)(d)	410,000	471,295
Refunding RB Series 2017	5.00%	05/01/33 (b)(d)	330,000	375,355
Massachusetts Development Finance Agency
RB (Boston College) Series 2017T	5.00%	07/01/37 (b)	2,000,000	2,303,340
RB (Boston Medical Center) Series 2016E	5.00%	07/01/37 (b)	1,000,000	1,069,210
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (b)	500,000	581,825
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	1,100,000	1,268,036
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	640,000	660,557
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	540,720
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	912,612
Refunding RB (South Shore Hospital) Series 2016I	4.00%	07/01/36 (b)	400,000	401,224
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	3,750,000	3,936,975
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (h)	340,000	362,821
				14,318,380
20
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MICHIGAN 3.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	835,989
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,395,000	1,689,415
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,885,417
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,252,570
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (b)	2,675,000	3,034,600
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (b)	940,000	1,023,171
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (b)	585,000	633,192
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (b)	535,000	575,114
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (b)	590,000	631,300
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (b)	400,000	426,936
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	2,810,000	2,996,921
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	1,835,000	2,007,454
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	125,000	144,381
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	171,762
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	229,016
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	605,209
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	685,069
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	600,000	643,128
				19,470,644
MINNESOTA 1.5%
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21	550,000	627,611
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	581,455
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/17	300,000	304,854
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	312,225
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	530,695
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	647,508
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	436,664
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,068,634
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,715,000	1,856,110
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	740,000	781,869
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,137,820
21
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	250,045
General RB Series 2011D	5.00%	12/01/21	425,000	494,007
General RB Series 2013A	4.00%	02/01/20	545,000	589,679
				9,619,176
MISSISSIPPI 1.6%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,426,442
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	50,201
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	844,597
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/20	1,000,000	1,102,620
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,253,880
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	830,000	863,474
				10,541,214
MISSOURI 2.1%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	415,532
Refunding RB (Boone Hospital Ctr) Series 2016	3.00%	08/01/17	300,000	302,655
Refunding RB (Boone Hospital Ctr) Series 2016	5.00%	08/01/19	500,000	540,850
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	217,730
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	231,182
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	232,966
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,115,510
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,167,474
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/42 (b)	1,400,000	1,547,812
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (b)	500,000	536,280
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (b)	500,000	526,315
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,246,092
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	628,399
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	607,484
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	662,214
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,889,802
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	1,965,937
				13,834,234
NEBRASKA 0.7%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	300,000	302,571
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	910,000	920,874
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	400,000	407,616
S/F Housing RB Series 2016A	3.50%	03/01/46 (b)	2,395,000	2,509,026
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	267,963
22
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/33 (b)	190,000	198,113
				4,606,163
NEVADA 1.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,330,577
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,014,920
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,867,757
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (e)	5,375,000	5,665,949
				9,879,203
NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	196,218
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (b)	400,000	441,996
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	250,000	264,400
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	575,000	603,905
				1,506,519
NEW JERSEY 4.3%
Cranbury Township
GO Refunding Bonds	3.00%	12/01/17	285,000	289,896
GO Refunding Bonds	4.00%	12/01/18	400,000	421,480
Dumont
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	384,013
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	396,356
Refunding Bonds Series 2016	3.00%	07/15/22	400,000	422,616
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	367,036
Refunding Bonds Series 2016	4.00%	07/15/24	550,000	613,162
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	272,020
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,088,622
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	707,346
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	561,320
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/17	425,000	435,345
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	489,064
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	518,242
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	553,003
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	529,320
Refunding RB Series 2012	4.00%	12/01/21	355,000	388,721
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/17	1,370,000	1,392,235
23
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	199,167
Refunding COP Series 2011	4.00%	06/15/21	265,000	288,871
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	500,689
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	774,778
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,200,372
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	758,662
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	695,594
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	91,463
Montclair Township
School Refunding Bonds Series 2016B	5.00%	10/01/26	400,000	486,616
School Refunding Bonds Series 2016B	5.00%	10/01/27 (b)	500,000	603,875
School Refunding Bonds Series 2016B	4.00%	10/01/28 (b)	150,000	165,510
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	732,312
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	732,245
New Jersey
GO Bonds	5.00%	06/01/24	4,265,000	4,843,761
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (h)	2,250,000	2,465,123
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	528,405
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	4.00%	08/01/17	500,000	506,650
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	594,021
Princeton
GO Refunding Bond Series 2016	3.00%	01/01/24	600,000	638,970
GO Refunding Bond Series 2016	3.00%	01/01/25	825,000	872,281
GO Refunding Bond Series 2016	3.00%	01/01/26	475,000	498,346
				28,007,508
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,201,050
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	396,675
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	113,545
Santa Fe Gross Receipts Tax RB
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	686,651
				3,397,921
NEW YORK 7.7%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	290,648
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/26 (b)	300,000	345,555
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (b)	300,000	343,011
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (b)	295,000	332,966
24
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/19	505,000	515,933
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	532,932
GO Refunding Bonds Series 2016	3.00%	07/15/21	435,000	464,528
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	321,252
GO Refunding Bonds Series 2016	3.00%	07/15/24	535,000	570,433
GO Refunding Bonds Series 2016	3.00%	07/15/25	605,000	640,725
GO Refunding Bonds Series 2016	3.00%	07/15/26	525,000	552,988
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	221,758
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	135,658
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	235,363
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	563,845
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	613,490
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	488,627
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,134,420
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	281,670
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,600,000	1,868,368
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,570,000	4,134,988
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,570,000	1,844,546
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,373,470
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	960,930
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	225,114
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(e)	5,535,000	6,132,725
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,228,822
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,435,572
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	551,542
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	84,552
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,484,861
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (h)	10,000	10,404
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,111,215
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	550,995
General RB Series I	5.00%	01/01/21	1,000,000	1,128,960
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	847,232
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,705,375
Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	652,021
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	589,300
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	602,358
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	464,242
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	914,863
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	808,024
25
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	145,000	156,860
RB (Hartwick College) Series 2015A	5.00%	10/01/22	650,000	709,566
RB (Hartwick College) Series 2015A	5.00%	10/01/23	700,000	766,493
RB (Hartwick College) Series 2015A	5.00%	10/01/24	845,000	925,723
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	274,893
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,171,090
				50,300,906
NORTH CAROLINA 2.1%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,673,354
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,708,927
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	620,000	638,947
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (e)	5,000,000	5,743,600
Refunding RB (Mission Health) Series 2017	5.00%	10/01/33 (b)(d)	1,500,000	1,715,220
				13,480,048
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	684,567
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	446,441
				1,131,008
OHIO 1.6%
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,288,466
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,075,213
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,112,140
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	573,390
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	577,325
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,143,110
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,156,100
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	885,194
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	384,600
				10,195,538
OKLAHOMA 0.7%
Norman Regional Hospital Auth
RB (Norman Regional Hospital) Series 2016	3.00%	09/01/17	740,000	747,282
26
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,411,471
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,258,662
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,235,000	1,323,722
				4,741,137
OREGON 7.1%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2016	4.00%	08/01/46 (b)	1,000,000	954,980
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (b)	200,000	230,432
Electric System RB Series 2016	5.00%	12/01/33 (b)	120,000	136,772
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (a)	600,000	647,052
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	323,785
Refunding Water RB Series 2016	5.00%	08/01/27 (b)	250,000	302,540
Refunding Water RB Series 2016	5.00%	08/01/28 (b)	100,000	119,899
Refunding Water RB Series 2016	5.00%	08/01/29 (b)	200,000	238,142
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	100,903
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	565,410
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	567,680
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	569,680
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,733,095
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	3,985,000	4,171,299
Hood River Cnty SD
GO Refunding Bonds Series 2016	4.00%	06/15/36 (a)(b)	750,000	787,417
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (b)	200,000	234,018
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/29 (b)	715,000	822,529
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/30 (b)	400,000	458,152
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/46 (b)	500,000	549,180
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,195,000	2,389,806
North Clackamas SD #12
GO Bonds Series 2017A	0.00%	06/15/38 (a)(b)(d)(f)	7,500,000	2,962,650
GO Bonds Series 2017A	0.00%	06/15/39 (a)(b)(d)(f)	10,000,000	3,753,200
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (b)	1,000,000	1,146,650
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,275,720
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (b)	1,800,000	1,970,694
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (b)	1,500,000	1,731,780
RB Series 2017A	5.00%	07/01/42 (b)	1,200,000	1,366,176
RB Series 2017A	4.00%	07/01/46 (b)	1,760,000	1,785,274
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (b)	340,000	378,230
LT GO Bonds Series 2016	5.00%	12/01/30 (b)	330,000	367,620
27
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LT GO Bonds Series 2016	5.00%	12/01/31 (b)	375,000	416,584
LT GO Bonds Series 2016	5.00%	12/01/36 (b)	1,155,000	1,261,052
Sherwood SD #88J
GO Bonds Series 2017A	0.00%	06/15/37 (a)(b)(f)	4,235,000	1,757,017
GO Bonds Series 2017A	0.00%	06/15/38 (a)(b)(f)	11,000,000	4,357,870
St. Helena SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(b)(d)	1,340,000	1,580,825
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(b)	340,000	295,181
GO Bonds Series 2017	5.00%	06/15/30 (a)(b)	300,000	258,699
GO Bonds Series 2017	5.00%	06/15/31 (a)(b)	300,000	256,719
GO Bonds Series 2017	5.00%	06/15/32 (a)(b)	350,000	297,444
GO Bonds Series 2017	5.00%	06/15/33 (a)(b)	520,000	439,421
GO Bonds Series 2017	5.00%	06/15/34 (a)(b)	350,000	294,385
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,352,333
				46,208,295
PENNSYLVANIA 1.6%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	500,140
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,560,284
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	613,152
Delaware Cnty Auth
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (b)	175,000	202,503
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	310,961
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	98,213
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,108,320
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,200,529
Pennsylvania Public School Building Auth
RB (Harrisburg SD) Series 2016A	5.00%	12/01/30 (b)	3,500,000	3,990,175
				10,584,277
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (b)	1,380,000	1,438,954
SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	110,580
Refunding RB Series 2010B	5.00%	03/01/23	495,000	584,739
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,134,260
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	917,312
28
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,182,220
				3,929,111
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	4.00%	06/01/21 (b)	55,000	57,967
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	102,829
RB (Sanford Health) Series 2015	5.00%	11/01/27 (b)	250,000	290,035
RB (Sanford Health) Series 2015	5.00%	11/01/28 (b)	250,000	287,310
				738,141
TENNESSEE 1.0%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	745,518
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	689,586
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	1,077,765
Franklin Cnty Health & Educational Facilities Board
Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	100,000	111,898
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,236,260
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	107,997
West Knox Utility District
Water & Sewer Refunding RB Series 2016	5.00%	06/01/41 (b)	500,000	560,610
Water & Sewer Refunding RB Series 2016	4.00%	06/01/46 (b)	1,250,000	1,268,850
				6,798,484
TEXAS 9.0%
Alamo CCD
LT GO Refunding Bonds Series 2015	5.00%	02/15/25	940,000	1,127,417
Arlington Higher Education Finance Corp
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/32 (a)(b)	365,000	384,407
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/33 (a)(b)	400,000	418,288
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/34 (a)(b)	360,000	373,507
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)(g)	3,650,000	4,053,252
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	320,000	383,197
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)	250,000	301,620
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,275
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (b)(g)(h)	780,000	854,599
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,249,083
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)	1,520,000	1,694,116
29
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Clifton Higher Ed Fin Corp
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/31 (a)(b)	500,000	524,925
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/33 (a)(b)	500,000	515,510
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	734,782
Culberson Cnty ISD
ULT GO Bonds Series 2016	4.00%	02/15/41 (a)(b)	1,200,000	1,237,932
Dallas County Utility & Reclamation District
GO Refunding Bond Series 2016	5.00%	02/15/28	2,000,000	2,355,520
Dallas-Fort Worth International Airport
RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,549,711
RB Series 2014C	5.00%	11/01/22	250,000	290,838
Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,568,719
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,293
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,597
Eagle Pass ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/32 (a)(b)	2,245,000	2,622,609
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,048,324
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	846,841
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	1,425,000	1,652,786
Fort Bend Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/17	100,000	100,037
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	380,000	386,775
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,527,760
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,790,152
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	239,424
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,040,760
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	567,974
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	250,000	255,748
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	813,778
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	950,000	1,065,216
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,071,999
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,371
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,953,122
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	119,716
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	931,681
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	162,503
30
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	576,785
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (a)(f)	725,000	719,824
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (a)(f)	660,000	644,992
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,946,422
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	750,000	891,607
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,196,630
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	750,951
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	940,878
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	205,798
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	507,645
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	525,768
Sienna Plantation Levee Improvement District
ULT GO Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	543,645
Spring ISD
ULT Refunding Bonds	5.00%	08/15/23 (a)	720,000	856,087
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	210,111
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	115,782
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	135,462
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A	5.00%	11/15/31 (b)	500,000	570,445
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	429,760
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (a)	710,000	837,225
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	390,000	406,380
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	171,219
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,041,960
Whitehouse ISD
ULT GO Refunding Bonds Series 2016	0.00%	02/15/18 (a)(f)	750,000	744,645
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,139,270
				58,522,455
UTAH 0.5%
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	348,702
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	682,533
31
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (b)	1,250,000	1,261,200
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (b)	1,055,000	1,059,325
				3,351,760
VERMONT 0.3%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	1,860,000	1,971,507
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	4.00%	09/01/17	535,000	540,837
VIRGINIA 0.9%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	478,642
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	508,390
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	877,849
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	258,254
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (a)	1,400,000	1,566,362
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	132,369
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	865,000	961,309
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	865,000	994,092
				5,777,267
WASHINGTON 3.1%
Adams Cnty Public Hospital District #2
ULT GO Bonds 2014	5.13%	12/01/44 (b)	3,660,000	3,803,289
Bainbridge Island SD #303
ULT GO Bonds Series 2016	4.00%	12/01/32 (a)(b)	590,000	629,005
ULT GO Bonds Series 2016	4.00%	12/01/34 (a)(b)	350,000	367,966
Camas SD #117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	1,910,736
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,059,260
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,155,606
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	817,836
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	760,201
North Kitsap SD #400
ULT GO Bonds Series 2016	4.00%	12/01/33 (a)(b)	630,000	666,458
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	68,885
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	461,214
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (b)	2,750,000	2,992,715
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,560,526
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	796,472
ULT GO Bonds 2013	5.00%	12/01/20	720,000	780,782
ULT GO Bonds 2013	5.00%	12/01/22	460,000	503,985
				20,334,936
WISCONSIN 2.5%
Hudson SD
GO Refunding Bonds Series 2016	3.00%	03/01/26	2,190,000	2,270,417
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	675,476
COP Series 2014B	5.00%	09/01/21 (b)	200,000	224,916
Wisconsin Health & Educational Facilities Auth
RB (Beloit College) Series 2016	5.00%	07/01/36 (b)	615,000	650,953
RB (Beloit College) Series 2016	5.00%	07/01/39 (b)	1,540,000	1,623,945
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	78,507
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	287,570
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,220,487
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,182,690
Refunding RB (Ministry Health) Series 2012C	5.00%	08/15/32 (b)(g)(h)	6,940,000	8,167,964
				16,382,925
Total Fixed-Rate Obligations
(Cost $600,995,876)				616,148,706

Variable-Rate Obligations 7.0% of net assets
ALABAMA 0.1%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (b)	500,000	555,255
ALASKA 0.3%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007D	0.62%	12/01/41 (a)(b)	2,200,000	2,200,000
CALIFORNIA 1.2%
California
GO Bonds Series 2004B1	0.43%	05/01/34 (a)(b)	8,100,000	8,100,000
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C-7	0.79%	09/01/17 (a)(b)(c)	700,000	700,000
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CONNECTICUT 1.1%
Connecticut
GO Bonds Series 2011C	1.74%	05/15/19	5,000,000	5,024,300
GO Bonds Series 2012A	1.89%	04/15/20 (b)(e)	1,000,000	1,008,030
GO Bonds Series 2012D	1.41%	09/15/18	1,000,000	1,001,010
				7,033,340
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	1.39%	12/01/17 (b)	3,240,000	3,245,346
FLORIDA 0.2%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,015,150
GEORGIA 0.4%
Burke Cnty Development Auth
Pollution Control RB (GA Power) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,523,730
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,008,190
				2,531,920
ILLINOIS 0.9%
Illinois Finance Auth
RB (Advocate Health) Series 2008C2A	0.62%	11/01/38 (a)(b)	4,700,000	4,700,000
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,309,750
				6,009,750
MICHIGAN 0.0%
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B3	0.95%	11/15/33 (b)(g)(h)	65,000	64,930
NEW JERSEY 0.2%
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (b)	1,250,000	1,251,162
NEW YORK 1.8%
New York City
GO Bonds Fiscal 2008 Series JJ3	0.62%	08/01/23 (a)(b)	1,700,000	1,700,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC	0.64%	06/15/41 (a)(b)	10,000,000	10,000,000
				11,700,000
OREGON 0.1%
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(f)	410,000	343,117
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	900,000	900,297
Total Variable-Rate Obligations
(Cost $45,493,934)				45,650,267

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $646,489,810 and the unrealized appreciation and depreciation were $18,530,731 and ($3,221,568), respectively, with a net unrealized appreciation of $15,309,163.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,086,775 or 0.2% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.
(h)	Escrowed with U.S. Government debt.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
RDA —	Redevelopment agency
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$616,148,706	$—	$616,148,706
Variable-Rate Obligations[1]	—	45,650,267	—	45,650,267
Total	$—	$661,798,973	$—	$661,798,973
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $646,489,810)		$661,798,973
Receivables:
Investments sold		1,543,073
Interest		6,213,783
Fund shares sold		216,224
Prepaid expenses	+	26,982
Total assets		669,799,035
Liabilities
Payables:
Investments bought - Delayed-delivery		11,868,912
Investment adviser and administrator fees		106,856
Shareholder service fees		120,943
Due to custodian		4,826,166
Distributions to shareholders		551,753
Fund shares redeemed		378,912
Accrued expenses	+	89,892
Total liabilities		17,943,434
Net Assets
Total assets		669,799,035
Total liabilities	–	17,943,434
Net assets		$651,855,601
Net Assets by Source
Capital received from investors		642,020,266
Net investment income not yet distributed		70,902
Net realized capital losses		(5,544,730)
Net unrealized capital appreciation		15,309,163

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$651,855,601		56,331,955		$11.57

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Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$9,376,440
Expenses
Investment adviser and administrator fees		933,121
Shareholder service fees		792,005
Portfolio accounting fees		55,373
Professional fees		27,110
Registration fees		23,038
Shareholder reports		16,246
Independent trustees' fees		7,761
Custodian fees		6,942
Transfer agent fees		5,848
Interest expense		550
Other expenses	+	6,483
Total expenses		1,874,477
Expense reduction by CSIM and its affiliates	–	237,406
Net expenses	–	1,637,071
Net investment income		7,739,369
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(5,536,121)
Net change in unrealized appreciation (depreciation) on investments	+	(20,815,108)
Net realized and unrealized losses		(26,351,229)
Decrease in net assets resulting from operations		($18,611,860)
37
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$7,739,369	$14,475,164
Net realized gains (losses)		(5,536,121)	6,482,428
Net change in unrealized appreciation (depreciation)	+	(20,815,108)	13,931,520
Increase (decrease) in net assets from operations		(18,611,860)	34,889,112
Distributions to Shareholders
Distributions from net investment income		(7,716,219)	(14,462,187)
Distributions from net realized gains	+	(5,693,321)	(3,147,792)
Total distributions		($13,409,540)	($17,609,979)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,739,035	$124,257,697	13,659,380	$163,794,187
Shares reinvested		702,075	8,126,743	880,501	10,539,127
Shares redeemed	+	(13,434,309)	(156,076,003)	(10,363,531)	(124,187,134)
Net transactions in fund shares		(1,993,199)	($23,691,563)	4,176,350	$50,146,180
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,325,154	$707,568,564	54,148,804	$640,143,251
Total increase (decrease)	+	(1,993,199)	(55,712,963)	4,176,350	67,425,313
End of period		56,331,955	$651,855,601	58,325,154	$707,568,564
Net investment income not yet distributed			$70,902		$47,752
38
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/16– 2/28/17*	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12
Per-Share Data
Net asset value at beginning of period	$12.30	$11.97	$12.19	$11.49	$12.31	$11.77
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.27 [1]	0.27 [1]	0.29	0.30	0.34
Net realized and unrealized gains (losses)	(0.51)	0.40	(0.00) [2]	0.70	(0.59)	0.56
Total from investment operations	(0.37)	0.67	0.27	0.99	(0.29)	0.90
Less distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.27)	(0.29)	(0.30)	(0.34)
Distributions from net realized gains	(0.09)	(0.07)	(0.22)	—	(0.23)	(0.02)
Total distributions	(0.23)	(0.34)	(0.49)	(0.29)	(0.53)	(0.36)
Net asset value at end of period	$11.70	$12.30	$11.97	$12.19	$11.49	$12.31
Total return	(3.00%) [3]	5.64%	2.22%	8.74%	(2.49%)	7.75%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.59% [4]	0.60%	0.60%	0.60%	0.59%	0.59%
Net investment income (loss)	2.36% [4]	2.23%	2.25%	2.47%	2.46%	2.84%
Portfolio turnover rate	37% [3]	38% [5]	77%	107%	118%	101%
Net assets, end of period (x 1,000,000)	$426	$466	$421	$426	$395	$434

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized
4
Annualized.
5
Historically low yields have led to large unrealized gains in existing positions. To limit taxable gains, Fund Management has decreased sale activity and thereby decreased portfolio turnover.
39
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
92.4%	Fixed-Rate Obligations	381,191,084	393,872,208
8.3%	Variable-Rate Obligations	35,447,211	35,584,956
100.7%	Total Investments	416,638,295	429,457,164
(0.7%)	Other Assets and Liabilities, Net		(3,033,561)
100.0%	Net Assets		426,423,603

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 92.4% of net assets
CALIFORNIA 92.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	2,870,000	3,066,021
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	264,156
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,594,410
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	581,855
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	796,165
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	267,959
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	573,445
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,210,000	2,553,235
Alum Rock Union Elementary SD
GO Refunding Bonds 2015	5.00%	08/01/25	600,000	721,182
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	845,000	997,193
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	505,280
Refunding RB Series 2015	3.00%	09/02/18	415,000	425,935
Refunding RB Series 2015	3.00%	09/02/19	530,000	550,437
Refunding RB Series 2015	4.00%	09/02/20	445,000	480,151
Refunding RB Series 2015	5.00%	09/02/21	270,000	310,676
Refunding RB Series 2015	5.00%	09/02/22	595,000	693,431
Refunding RB Series 2015	5.00%	09/02/23	625,000	736,825
Refunding RB Series 2015	5.00%	09/02/25	690,000	825,771
Anaheim California Hsg & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,112,960
Water System RB Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,388,908
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	119,331
Lease RB Series 2014A	5.00%	05/01/22	440,000	507,320
Lease RB Series 2014A	5.00%	05/01/23	500,000	583,250
40
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,176,440
Lease RB Series 2014A	5.00%	05/01/39 (b)	450,000	498,501
Lease Refunding RB Series 2008	4.50%	08/01/17 (f)	115,000	116,892
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,053,801
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	905,000	692,063
GO Bonds Series 2017	0.00%	08/01/34 (b)(c)	8,060,000	4,196,520
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(f)(g)	5,000,000	5,467,800
GO Bonds	5.63%	05/01/18 (b)	25,000	25,109
GO Bonds	5.00%	09/01/18	3,000,000	3,187,890
GO Bonds	5.50%	04/01/19	950,000	1,038,264
GO Bonds	5.00%	11/01/19	2,425,000	2,674,920
GO Bonds	5.00%	09/01/20	2,560,000	2,890,675
GO Bonds	5.00%	11/01/24 (b)	750,000	849,150
GO Bonds	5.00%	09/01/25 (b)	2,515,000	2,958,168
GO Bonds	5.00%	11/01/25 (b)(f)	495,000	559,677
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,587,307
GO Bonds	6.00%	11/01/35 (b)(f)	4,190,000	4,716,599
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,751,793
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,239,400
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,480,614
Go Refunding Bonds	5.25%	09/01/22	2,000,000	2,374,120
GO Refunding Bonds	5.00%	09/01/26	2,750,000	3,330,305
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	2,160,000	2,467,498
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,560,617
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	799,455
California Educational Facilities Auth
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,471,140
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,257,392
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	724,010
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(f)	145,000	161,465
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	284,945
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	204,251
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	374,377
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17 (f)	750,000	764,940
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	134,063
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	810,152
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	196,525
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/21 (a)	400,000	457,512
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	435,090
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	116,446
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	232,086
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	911,272
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	928,474
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,958,648
41
Schwab Tax-Free Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Clean Water State Revolving Fund) Series 2016	4.00%	10/01/22	1,145,000	1,295,510
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17 (g)	215,000	216,574
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18 (g)	775,000	805,233
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (g)	245,000	274,802
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	521,037
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)	750,000	800,467
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)	670,000	755,123
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,250,000	1,408,487
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	291,318
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	381,846
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	402,672
California Municipal Finance Auth
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	647,514
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,076,860
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	273,905
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	455,453
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	461,151
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,062,780
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)(g)	1,000,000	1,178,790
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,162,760
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,147,360
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,352,744
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,377,075
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,511,994
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,192,060
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,577,790
California State Univ
RB Series 2017A	5.00%	11/01/47 (b)(e)	2,550,000	2,926,176
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	334,217
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	372,726
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	104,837
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	214,238
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	112,644
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	893,232
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	774,081
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (g)	1,690,000	1,737,371
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	996,599
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	330,346
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	161,316
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	136,756
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	625,080
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,385,100
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	338,889
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	493,200
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	625,146
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	461,492
Senior Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,503,780
42
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(g)	1,300,000	1,634,737
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	111,740
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	83,105
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	131,597
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	538,298
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,245,712
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	577,780
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	729,494
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,258,783
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	301,513
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (b)	500,000	599,070
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	596,875
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	893,205
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	138,646
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,118,949
Contra Costa Transportation Auth
Sales Tax RB Series 2015A	4.00%	03/01/26 (b)	1,000,000	1,115,840
Sales Tax RB Series 2015A	5.00%	03/01/27 (b)	310,000	372,918
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	380,000	446,918
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	285,107
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,005,000	2,361,008
Covina-Valley USD
GO Bonds Series C	4.00%	08/01/41 (b)	1,360,000	1,393,279
GO Refunding Bonds Series 2016	5.00%	08/01/32 (b)	1,310,000	1,534,246
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	217,987
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	326,715
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	57,020
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	550,416
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	555,000	497,358
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17 (g)	575,000	575,167
Refunding RB Series 2014A	4.00%	03/01/17	175,000	175,051
Refunding RB Series 2014A	5.00%	03/01/19	85,000	91,762
Elk Grove Finance Auth
Special Tax RB Series 2015	4.00%	09/01/20	575,000	621,885
Special Tax RB Series 2015	5.00%	09/01/21	450,000	512,703
Special Tax RB Series 2015	5.00%	09/01/22	450,000	520,501
Special Tax RB Series 2015	5.00%	09/01/23	775,000	905,735
43
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	284,260
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	138,300
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	932,496
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,060,992
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	324,147
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	404,576
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	549,825
GO Bonds Series C	5.00%	08/01/28 (b)	50,000	58,160
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	963,414
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,434,350
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,014,774
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	340,000	393,339
Refunding COP Series 2014A	5.00%	12/01/22	375,000	439,733
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,175,530
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	958,960
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	881,411
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	825,929
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,165,000	1,369,656
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	852,523
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,234,547
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,090,000
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	117,688
GO RB Series 2014	5.00%	07/15/24	150,000	180,857
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	182,234
GO Bonds Series 2012C	0.00%	08/01/29 (b)(c)	600,000	378,672
GO Bonds Series 2012C	0.00%	08/01/31 (b)(c)	225,000	127,582
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	454,138
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	794,873
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	852,037
Electric System Refunding RB Series 2015C	5.00%	11/01/32 (b)	1,055,000	1,225,857
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,794,135
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,256,342
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,456,225
44
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Inglewood USD
GO Bonds Series A	5.00%	08/01/17	155,000	157,819
GO Bonds Series A	6.25%	08/01/37 (b)	1,085,000	1,321,204
Irvine
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/17	355,000	360,684
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/18	1,600,000	1,669,232
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/20	940,000	1,018,490
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	517,322
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	613,140
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/17	1,460,000	1,500,194
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,313,904
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,524,793
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/28 (b)	1,000,000	1,181,330
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,173,080
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,751,235
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	482,647
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	350,000	382,533
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	425,000	471,665
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,124,134
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (f)	4,950,000	5,498,509
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	156,023
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	561,920
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	494,608
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)(g)	1,545,000	1,730,323
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	867,599
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,651,292
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	105,000	105,174
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	4,430,000	5,147,527
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	853,920
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,146,490
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,437,162
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	33,425
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,570,902
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	246,992
45
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,674,054
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,149,150
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,026,239
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	741,136
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,250,909
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	2,980,080
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,328,349
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	547,785
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	867,517
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,565,143
Malibu
COP Series 2009A	4.00%	07/01/17 (g)	100,000	101,161
COP Series 2009A	4.00%	07/01/18 (g)	75,000	78,216
COP Series 2009A	5.00%	07/01/20 (b)(g)	75,000	81,980
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	688,706
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	101,499
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	217,980
Moraga
COP 2013	4.00%	04/01/18	120,000	123,899
COP 2013	4.00%	04/01/25 (b)	145,000	161,247
COP 2013	5.00%	04/01/26 (b)	310,000	359,039
COP 2013	5.00%	04/01/27 (b)	430,000	493,597
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,170,279
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	941,690
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	457,040
RB Series 2011A	5.00%	08/01/20	200,000	223,044
RB Series 2011A	5.00%	08/01/21	550,000	625,652
RB Series 2011A	5.75%	08/01/40 (b)	700,000	803,502
Mt. Diablo USD Community Facilities District #1
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	453,530
Special Tax Refunding Bonds Series 2016	5.00%	08/01/24	375,000	452,430
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,429,595
Northern California Transmission Agency
Refunding RB Series 2016A	5.00%	05/01/34 (b)	1,000,000	1,151,540
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,175,470
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	715,734
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	390,000	458,145
46
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	521,040
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,321,755
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,118,120
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	589,255
GO Bonds Series 2015A	5.00%	08/01/23	700,000	836,388
GO Bonds Series 2015A	5.00%	08/01/24	600,000	724,806
GO Bonds Series 2015A	5.00%	08/01/25	150,000	182,675
GO Bonds Series 2016A	4.00%	08/01/36 (b)	1,000,000	1,035,760
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	765,492
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	706,140
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	266,229
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	450,000	513,054
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,174,830
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,072,385
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,566,883
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,700,835
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,912,728
Pacifica
Refunding COP 2016	5.00%	01/01/23	455,000	528,260
Refunding COP 2016	5.00%	01/01/24	250,000	293,015
Refunding COP 2016	5.00%	01/01/26	300,000	358,104
Refunding COP 2016	5.00%	01/01/29 (b)	895,000	1,042,147
Refunding COP 2016	4.00%	01/01/34 (b)	995,000	1,037,128
Palm Desert Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/27 (b)	600,000	708,822
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	350,000	403,876
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	483,683
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	170,000	185,227
Palomar Health
Refunding RB Series 2016	3.00%	11/01/17	500,000	501,770
Refunding RB Series 2016	4.00%	11/01/18	530,000	542,466
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	750,000	902,137
Pasadena USD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (b)	2,000,000	2,089,460
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	1,000,000	1,216,870
Lease Refunding RB Series 2016	5.25%	09/01/31 (b)	1,365,000	1,617,429
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	1,000,000	1,168,700
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	615,000	740,159
47
Schwab Tax-Free Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/33 (b)(c)	1,000,000	499,750
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)	1,000,000	447,340
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	450,026
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	842,824
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	857,268
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/24	1,000,000	1,194,230
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,442,628
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	345,855
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,109,940
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)(g)	1,000,000	1,134,590
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,140,440
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	79,112
Sacramento Municipal Utility District
Electric Refunding RB Series 2016D	5.00%	08/15/28	1,000,000	1,243,350
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(c)	2,000,000	1,878,340
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,675,000	1,940,370
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	816,878
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	639,127
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	407,068
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,151,160
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	264,211
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	577,536
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,035,030
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,081,410
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	980,784
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	839,861
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,442,720
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	588,700
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	347,793
Refunding RB Series 2013A	5.00%	09/01/23	550,000	642,779
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,320,000	1,510,529
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,106,329
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,580,559
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	871,732
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	393,472
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)(d)(g)	2,565,000	2,612,632
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	450,000	536,697
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,732,375
Water RB Series 2010F	5.50%	11/01/30 (b)(d)(g)	1,525,000	1,760,994
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,684,122
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	487,048
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	300,000	352,125
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	425,608
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	451,094
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	465,082
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	490,823
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,063,410
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	313,079
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	577,700
San Jacinto USD
GO Bond Series 2017	5.00%	08/01/36 (b)	925,000	1,057,469
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,387,871
GO Bonds Series 2017	5.00%	08/01/35 (b)	1,640,000	1,881,080
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	3.00%	04/01/17	150,000	150,281
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	146,839
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	318,825
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	389,375
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	393,099
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	118,294
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	490,000	556,390
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	235,000	281,847
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17 (g)	125,000	126,623
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,871,574
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,106,118
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	143,574
Lease RB Series 2014	5.00%	08/01/22	165,000	192,011
Lease RB Series 2014	3.00%	08/01/24	175,000	183,386
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	205,536
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	193,129
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	371,430
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)(d)(g)	900,000	1,033,101
Tax Allocation Refunding Bonds Series 2016A	4.00%	09/01/36 (b)	750,000	767,895
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,170,000	2,416,816
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	230,000	267,350
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	117,185
GO Bonds Series B	5.00%	08/01/19	75,000	82,292
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	90,000	109,000
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	252,218
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,386,513
Simi Valley USD
GO Bonds Series 2017	5.00%	08/01/27 (e)	1,500,000	1,849,530
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	521,325
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	557,500
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (b)(c)	200,000	102,556
GO Bonds Series 2012B	0.00%	08/01/34 (b)(c)	250,000	122,778
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	115,025
GO Bonds Series 2012B	0.00%	08/01/36 (b)(c)	350,000	152,422
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	186,534
GO Bonds Series 2012B	0.00%	08/01/38 (b)(c)	1,000,000	394,730
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (f)	4,505,000	5,099,029
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	456,776
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,658,100
Southwestern CCD
GO Refunding Bonds Series 2016B	4.00%	08/01/35 (b)	1,000,000	1,041,460
Sweetwater UHSD
GO Refunding Bonds Series 2016	5.00%	08/01/33 (b)	1,000,000	1,143,770
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	701,984
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	730,751
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	759,934
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	793,063
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/34 (b)	1,000,000	1,041,790
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (b)	895,000	928,724
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)(g)	950,000	1,141,225
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)(d)(g)	3,980,000	4,059,719
General RB Series 2011AB	3.00%	05/15/18	565,000	580,385
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,410,040
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	150,000	151,116
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	105,142
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	108,828
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	974,997
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,970,411
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,102,194
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	377,018
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	533,758
GO Refunding Bonds Series 2016B	5.00%	08/01/27 (b)	390,000	464,525
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	515,000	608,509
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	695,156
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	738,010
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	72,569
Revenue COP Series 2011	5.00%	06/01/20	275,000	305,443
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,072,673
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	149,122
Water RB Series 2011	4.15%	03/01/19	130,000	137,509
Water RB Series 2011	4.65%	03/01/21	115,000	128,125
Yuba CCD
GO Series 2007B	0.00%	08/01/44 (b)(c)(d)(g)	1,000,000	258,710
				391,994,328
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,356,390
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	5.00%	09/01/18	500,000	521,490
Total Fixed-Rate Obligations
(Cost $381,191,084)				393,872,208

Variable-Rate Obligations 8.3% of net assets
CALIFORNIA 8.3%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	1.54%	04/01/45 (b)	5,000,000	4,963,600
Toll Bridge RB Series 2007A1	1.34%	04/01/47 (b)	1,000,000	999,970
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,529,875
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	507,920
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California
GO Bonds	4.00%	12/01/27 (b)	500,000	504,315
GO Bonds	3.00%	12/01/32 (b)	3,200,000	3,325,600
GO Bonds Series 2004B1	0.43%	05/01/34 (a)(b)	6,000,000	6,000,000
GO Refunding Bonds 2012B	1.54%	05/01/18 (b)	1,000,000	1,004,720
GO Refunding Bonds 2012B	1.79%	05/01/20 (b)	1,000,000	1,010,230
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,187,580
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)	200,000	230,072
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.59%	04/01/52 (b)	2,620,000	2,621,074
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2014C	0.60%	07/01/30 (a)(b)	4,000,000	4,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	0.50%	07/01/34 (a)(b)	5,700,000	5,700,000
Total Variable-Rate Obligations
(Cost $35,447,211)				35,584,956

End of Investments.

At 02/28/17, the tax basis cost of the fund's investments was $416,649,027 and the unrealized appreciation and depreciation were $14,718,489 and ($1,910,352), respectively, with a net unrealized appreciation of $12,808,137.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Escrowed with U.S. Government debt.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
RDA —	Redevelopment agency
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund's investments as of February 28, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$393,872,208	$—	$393,872,208
Variable-Rate Obligations[1]	—	35,584,956	—	35,584,956
Total	$—	$429,457,164	$—	$429,457,164
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2017; unaudited
Assets
Investments, at value (cost $416,638,295)		$429,457,164
Receivables:
Interest		4,875,396
Fund shares sold		501,426
Prepaid expenses	+	12,426
Total assets		434,846,412
Liabilities
Payables:
Investments bought - Delayed-delivery		4,801,073
Investment adviser and administrator fees		64,882
Shareholder service fees		76,849
Due to custodian		2,199,931
Fund shares redeemed		854,691
Distributions to shareholders		361,606
Accrued expenses	+	63,777
Total liabilities		8,422,809
Net Assets
Total assets		434,846,412
Total liabilities	–	8,422,809
Net assets		$426,423,603
Net Assets by Source
Capital received from investors		417,534,897
Distributions in excess of net investment income		(90)
Net realized capital losses		(3,930,073)
Net unrealized capital appreciation		12,818,869

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$426,423,603		36,443,961		$11.70

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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2016 through February 28, 2017; unaudited
Investment Income
Interest		$6,297,409
Expenses
Investment adviser and administrator fees		662,463
Shareholder service fees		530,464
Portfolio accounting fees		43,659
Professional fees		26,948
Registration fees		12,998
Shareholder reports		8,084
Independent trustees' fees		6,800
Custodian fees		5,138
Transfer agent fees		1,972
Interest expense		737
Other expenses	+	4,213
Total expenses		1,303,476
Expense reduction by CSIM and its affiliates	–	220,716
Net expenses	–	1,082,760
Net investment income		5,214,649
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,887,861)
Net change in unrealized appreciation (depreciation) on investments	+	(15,559,736)
Net realized and unrealized losses		(19,447,597)
Decrease in net assets resulting from operations		($14,232,948)
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/16-2/28/17		9/1/15-8/31/16
Net investment income		$5,214,649	$9,813,120
Net realized gains (losses)		(3,887,861)	3,613,757
Net change in unrealized appreciation (depreciation)	+	(15,559,736)	10,491,960
Increase (decrease) in net assets from operations		(14,232,948)	23,918,837
Distributions to Shareholders
Distributions from net investment income		(5,214,228)	(9,811,810)
Distributions from net realized gains	+	(3,343,791)	(2,366,789)
Total distributions		($8,558,019)	($12,178,599)

Transactions in Fund Shares
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,039,518	$82,604,222	7,548,019	$91,748,121
Shares reinvested		442,554	5,187,182	612,448	7,429,126
Shares redeemed	+	(8,950,503)	(104,852,840)	(5,432,867)	(65,948,805)
Net transactions in fund shares		(1,468,431)	($17,061,436)	2,727,600	$33,228,442
Shares Outstanding and Net Assets
		9/1/16-2/28/17		9/1/15-8/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,912,392	$466,276,006	35,184,792	$421,307,326
Total increase (decrease)	+	(1,468,431)	(39,852,403)	2,727,600	44,968,680
End of period		36,443,961	$426,423,603	37,912,392	$466,276,006
Distributions in excess of net investment income			($90)		($511)
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab® Treasury Inflation Protected Securities Index Fund
Schwab California Tax-Free Bond Fund	Schwab® U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Market Fund™	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab 1000 Index® Fund
Schwab Total Bond Market Fund™	Schwab Global Real Estate Fund™
Schwab GNMA Fund™
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money over short or long periods.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High Yield Risk. High-yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. The funds' portfolio investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. Currently, the only type of derivatives certain funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the funds to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objectives. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For the period ended February 28, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.28%
Schwab California Tax-Free Bond Fund	0.30%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds.) Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$309,554,088	$340,701,824
Schwab California Tax-Free Bond Fund	165,580,757	184,617,134

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2016, the funds had no capital loss carryforwards.
As of August 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Tax-Free Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Bloomberg Barclays Municipal Bond Index.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13481-20
00191462

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 04/07/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 04/07/17

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 04/07/17